UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL VARIABLE FUND LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2019 – June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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VADV6413 07/19
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SEMI-ANNUAL REPORT (UNAUDITED)
For the period ending June 30, 2019
JNL Series Trust
Sub-Advised Funds
JNL Variable Fund LLC
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www. jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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Issued by Jackson National Life Insurance Company
1 Corporate Way, Lansing, MI 48951
JACKSON FINANCIAL FREEDOM FOR LIFE

JNL Variable Fund LLC ("JNL Variable Fund") (Unaudited)

June 30, 2019

JNL Variable Fund LLC including: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund

JNL Variable Fund LLC (Unaudited) Schedules of Investments June 30, 2019

JNL/Mellon Communication Services Sector Fund

Composition as of June 30, 2019:
Communication Services	98.6%
Securities Lending Collateral	0.9
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of June 30, 2019:
Consumer Discretionary	99.1%
Rights	-
Securities Lending Collateral	0.7
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon DowSM Index Fund

Composition as of June 30, 2019:
Industrials	20.2%
Information Technology	18.8
Financials	14.8
Health Care	12.8
Consumer Discretionary	12.6
Consumer Staples	8.2
Energy	5.1
Communication Services	5.0
Materials	1.2
Other Short Term Investments	1.3
Total Investments	100.0%

JNL/Mellon Energy Sector Fund

Composition as of June 30, 2019:
Energy	99.6%
Securities Lending Collateral	0.3
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Mellon Financial Sector Fund

Composition as of June 30, 2019:
Financials	98.7%
Real Estate	1.0
Rights	-
Securities Lending Collateral	0.2
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Mellon Healthcare Sector Fund

Composition as of June 30, 2019:
Health Care	99.4%
Securities Lending Collateral	0.5
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Mellon Information Technology Sector Fund

Composition as of June 30, 2019:
Information Technology	98.6%
Communication Services	1.0
Other Short Term Investments	0.2
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon MSCI World Index Fund

Composition as of June 30, 2019:
Information Technology	16.2%
Financials	15.6
Health Care	12.4
Industrials	10.9
Consumer Discretionary	10.4
Consumer Staples	8.4
Communication Services	8.1
Energy	5.6
Materials	4.5
Utilities	3.3
Real Estate	3.2
Rights	-
Other Short Term Investments	0.7
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/Mellon Nasdaq 100 Index Fund

Composition as of June 30, 2019:
Information Technology	43.9%
Communication Services	21.2
Consumer Discretionary	16.7
Health Care	7.9
Consumer Staples	6.0
Industrials	2.4
Utilities	0.4
Financials	0.3
Other Short Term Investments	0.7
Securities Lending Collateral	0.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.6%
Communication Services 99.6%
A T N International Limited	3	148
Activision Blizzard, Inc.	51	2,393
Alphabet Inc. - Class A (a)	14	15,552
Alphabet Inc. - Class C (a)	15	16,426
Altice USA, Inc. - Class A (a)	31	762
AMC Entertainment Holdings, Inc. - Class A (b)	12	111
AMC Networks, Inc. - Class A (a)	9	505
ANGI Homeservices Inc. (a) (b)	15	192
AT&T Inc.	221	7,402
Bandwidth Inc. - Class A (a)	3	249
Boingo Wireless, Inc. (a) (b)	10	175
Boston Omaha Corporation - Class A (a) (b)	2	42
Cable One, Inc.	1	685
Care.com Inc. (a)	7	71
Cargurus Inc. - Class A (a)	14	513
Cars.com Inc. (a)	14	284
CBS Corp. - Class B	26	1,306
CenturyLink Inc.	109	1,279
Charter Communications, Inc. - Class A (a)	10	3,927
Cincinnati Bell Inc. (a)	10	49
Cinemark Holdings, Inc.	16	561
Clear Channel Outdoor Holdings, Inc. (a)	8	35
Cogent Communications Group, Inc.	10	589
Comcast Corporation - Class A	162	6,837
comScore, Inc. (a)	10	50
Consolidated Communications Holdings Inc. (b)	15	76
Discovery, Inc. - Class A (a) (b)	22	678
Discovery, Inc. - Class C (a)	34	972
Dish Network Corporation - Class A (a)	23	899
Electronic Arts Inc. (a)	21	2,083
Emerald Expositions Events, Inc.	5	61
Entercom Communications Corp. - Class A (b)	27	159
Entravision Communications Corporation - Class A	14	43
Eventbrite, Inc. - Class A (a) (b)	2	40
EW Scripps Co. - Class A	11	163
Facebook, Inc. - Class A (a)	127	24,429
Fluent Inc. (a)	8	44
Fox Corporation - Class A	30	1,093
Fox Corporation - Class B	20	727
Frontier Communications Corporation (a) (b)	23	40
Gannett Co., Inc.	26	213
GCI Liberty, Inc. - Class A (a)	12	707
Globalstar, Inc. (a) (b)	137	66
Glu Mobile Inc. (a)	25	181
Gogo LLC (a) (b)	12	48
Gray Television Inc. (a)	21	345
Hemisphere Media Group, Inc. - Class A (a)	4	49
IAC/InterActiveCorp (a)	6	1,287
IMAX Corporation (a)	12	251
Interpublic Group of Cos. Inc.	38	860
Iridium Communications Inc. (a)	22	507
John Wiley & Sons Inc. - Class A	10	470
Liberty Braves Group - Class A (a)	2	52
Liberty Braves Group - Class C (a)	8	221
Liberty Broadband Corp. - Class C (a)	10	1,009
Liberty Global PLC - Class A (a)	25	669
Liberty Global PLC - Class C (a)	43	1,137
Liberty Latin America Ltd. - Class A (a)	10	170
Liberty Latin America Ltd. - Class C (a)	26	451
Liberty Media Corp. - Class C (a)	21	788
Liberty SiriusXM Group - Class A (a)	15	554
Liberty SiriusXM Group - Class C (a)	19	727
Liberty TripAdvisor Holdings Inc. - Class A (a)	16	198
Lions Gate Entertainment Corp. - Class A (b)	13	158
Lions Gate Entertainment Corp. - Class B	25	295

	Shares/Par[1]	Value ($)
Live Nation Inc. (a)	14	933
Loral Spacecom Corporation (a)	3	93
Marcus Corp.	5	151
Meredith Corp. (b)	9	471
MSG Networks Inc. - Class A (a)	14	288
National CineMedia Inc.	15	96
Netflix, Inc. (a)	19	7,140
New Media Investment Group Inc.	13	126
New York Times Co. - Class A	19	627
News Corporation - Class A	54	725
Nexstar Media Group, Inc. - Class A	6	607
Omnicom Group Inc.	17	1,412
ORBCOMM Inc. (a) (b)	17	122
pdvWireless, Inc. (a)	2	102
QuinStreet, Inc. (a) (b)	9	150
Rosetta Stone Inc. (a)	4	103
Scholastic Corp.	7	229
Shenandoah Telecommunications Company	11	410
Sinclair Broadcast Group Inc. - Class A	12	659
Sirius XM Holdings Inc. (b)	158	883
Snap Inc. - Class A (a) (b)	70	1,005
Spok Holdings, Inc.	4	63
Sprint Corporation (a)	183	1,204
Take-Two Interactive Software Inc. (a)	10	1,111
TechTarget, Inc. (a)	5	113
TEGNA Inc.	35	532
Telephone & Data Systems Inc.	23	693
The Madison Square Garden Company - Class A (a)	2	584
T-Mobile US Inc. (a)	34	2,519
Tribune Media Co. - Class A	12	576
Tribune Publishing Company, LLC (a)	3	27
TripAdvisor Inc. (a)	14	645
Truecar, Inc. (a)	19	106
Twitter, Inc. (a)	51	1,766
US Cellular Corp. (a)	3	136
Verizon Communications Inc.	122	6,954
Viacom Inc. - Class B	33	980
Vonage Holdings Corp. (a)	51	583
Walt Disney Co.	83	11,604
WideOpenWest, Inc. (a)	5	39
World Wrestling Entertainment, Inc. - Class A	7	519
Yelp Inc. - Class A (a)	16	546
Zayo Group Holdings, Inc. (a)	46	1,514
Zillow Group, Inc. - Class C (a) (b)	17	767
Zynga Inc. - Class A (a)	107	653
Total Common Stocks (cost $143,102)		153,629
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	1,438	1,438
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	628	628
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	45	45
Total Short Term Investments (cost $2,111)		2,111
Total Investments 101.0% (cost $145,213)		155,740
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (1.0)%		(1,514)
Total Net Assets 100.0%		154,231

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	8	September 2019	514	5	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
Advance Auto Parts, Inc.	30	4,597
Amazon.com, Inc. (a)	174	329,774
Aptiv PLC (b)	109	8,781
AutoZone, Inc. (a)	10	11,428
Best Buy Co., Inc.	101	7,054
Booking Holdings Inc. (a)	19	35,181
Burlington Stores Inc. (a)	28	4,774
Carmax Inc. (a)	71	6,167
Carnival Plc	176	8,199
Chipotle Mexican Grill Inc. (a)	11	8,028
D.R. Horton, Inc.	148	6,391
Darden Restaurants Inc.	52	6,279
Dollar General Corp.	110	14,802
Dollar Tree Inc. (a)	99	10,681
Domino's Pizza, Inc.	16	4,515
eBay Inc.	362	14,301
Expedia Group, Inc.	51	6,719
Ford Motor Co.	1,628	16,655
Frontdoor, Inc. (a)	36	1,551
Garmin Ltd.	55	4,418
General Motors Company	529	20,367
Genuine Parts Co.	61	6,313
Hasbro Inc.	50	5,274
Hilton Grand Vacations Inc. (a)	39	1,236
Hilton Worldwide Holdings Inc.	116	11,322
Home Depot Inc.	471	97,966
Kontoor Brands, Inc. (a) (c)	20	570
Las Vegas Sands Corp.	146	8,611
Lennar Corp. - Class A	120	5,797
Lowe's Cos. Inc.	334	33,696
Lululemon Athletica Inc. (a)	47	8,477
Marriott International Inc. - Class A	121	16,948
McDonald's Corp.	319	66,272
MercadoLibre S.R.L (a)	18	10,981
MGM Resorts International	212	6,070
Nike Inc. - Class B	525	44,060
Norwegian Cruise Line Holdings Ltd. (a)	91	4,873
NVR, Inc. (a)	1	4,833
O'Reilly Automotive, Inc. (a)	33	12,055
	Shares/Par[1]	Value ($)
Ross Stores Inc.	154	15,303
Royal Caribbean Cruises Ltd.	74	8,986
ServiceMaster Holding Corporation (a)	56	2,929
Starbucks Corp.	518	43,466
Target Corporation	217	18,833
Tesla Inc. (a) (c)	54	12,055
Tiffany & Co.	46	4,286
TJX Cos. Inc.	514	27,181
Tractor Supply Co.	51	5,509
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	24	8,167
VF Corp.	140	12,233
Wynn Resorts Ltd.	40	5,000
Yum! Brands Inc.	128	14,126
Other Securities		242,842
Total Common Stocks (cost $996,572)		1,296,932
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	9,562	9,562
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	2,329	2,329
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	215	214
Total Short Term Investments (cost $12,105)		12,105
Total Investments 100.8% (cost $1,008,677)		1,309,040
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.8)%		(9,816)
Total Net Assets 100.0%		1,299,233

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(c) All or a portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	25	September 2019	2,989	9	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 98.7%
Industrials 20.2%
3M Company	242	41,902
Caterpillar Inc.	242	32,946
The Boeing Company	242	87,993
United Technologies Corp.	242	31,474
		194,315
Information Technology 18.8%
Apple Inc.	242	47,844
Cisco Systems, Inc.	242	13,230
Intel Corp.	241	11,572
International Business Machines Corp.	242	33,335
Microsoft Corp.	242	32,382
Visa Inc. - Class A	242	41,953
		180,316
Financials 14.8%
American Express Company	242	29,839
JPMorgan Chase & Co.	242	27,026
The Goldman Sachs Group, Inc.	242	49,458
The Travelers Companies, Inc.	242	36,144
		142,467
Health Care 12.8%
Johnson & Johnson	242	33,668
Merck & Co., Inc.	242	20,269
Pfizer Inc.	242	10,472
UnitedHealth Group Incorporated	242	58,985
		123,394
Consumer Discretionary 12.6%
Home Depot Inc.	241	50,273
McDonald's Corp.	241	50,198
Nike Inc. - Class B	241	20,293
		120,764
	Shares/Par[1]	Value ($)
Consumer Staples 8.2%
Coca-Cola Co.	242	12,309
Procter & Gamble Co.	242	26,506
Walgreens Boots Alliance Inc.	241	13,215
Walmart Inc.	242	26,709
		78,739
Energy 5.1%
Chevron Corp.	242	30,081
Exxon Mobil Corporation	241	18,524
		48,605
Communication Services 5.0%
Verizon Communications Inc.	241	13,810
Walt Disney Co.	242	33,755
		47,565
Materials 1.2%
Dow Holdings Inc.	241	11,920
Total Common Stocks (cost $671,087)		948,085
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (a) (b)	11,617	11,617
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (c) (d)	640	637
Total Short Term Investments (cost $12,254)		12,254
Total Investments 100.0% (cost $683,341)		960,339
Other Derivative Instruments 0.0%		22
Other Assets and Liabilities, Net (0.0)%		(26)
Total Net Assets 100.0%		960,335

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	94	September 2019	12,294	22	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund *
COMMON STOCKS 99.8%
Energy 99.8%
Anadarko Petroleum Corporation	419	29,541
Antero Midstream Corporation (a)	192	2,201
Apache Corporation	314	9,085
Apergy Corporation (b)	65	2,163
Baker Hughes, a GE Company, LLC - Class A	430	10,588
Cabot Oil & Gas Corp.	354	8,135
Cheniere Energy, Inc. (b)	194	13,292
Chesapeake Energy Corp. (a) (b)	970	1,891
Chevron Corp.	1,591	198,045
Cimarex Energy Co.	85	5,038
Concho Resources Inc.	168	17,358
ConocoPhillips	950	57,949
Continental Resources Inc. (b)	78	3,297
Core Laboratories N.V. (a)	37	1,952
Delek US Holdings, Inc.	69	2,800
Devon Energy Corporation	367	10,470
Diamondback Energy, Inc.	131	14,265
Enlink Midstream, LLC (a)	223	2,252
EOG Resources, Inc.	486	45,264
EQT Corporation	212	3,356
Equitrans Midstream Corp.	180	3,549
Exxon Mobil Corporation	3,549	271,958
Halliburton Co.	731	16,620
Helmerich & Payne Inc.	91	4,622
Hess Corporation	228	14,520
HollyFrontier Corp.	136	6,310
Kinder Morgan, Inc.	1,708	35,652
Marathon Oil Corp.	685	9,740
Marathon Petroleum Corporation	565	31,545
Murphy Oil Corp.	137	3,375
National Oilwell Varco Inc.	321	7,127
Noble Energy Inc.	406	9,084
Occidental Petroleum Corp.	628	31,584
ONEOK Inc.	345	23,732
Parsley Energy Inc. - Class A (b)	235	4,470
Patterson-UTI Energy Inc.	177	2,036
	Shares/Par[1]	Value ($)
PBF Energy Inc. - Class A	96	2,997
PDC Energy, Inc. (a) (b)	55	1,984
Phillips 66	382	35,749
Pioneer Natural Resources Co.	141	21,683
Plains GP Holdings, L.P. - Class A (b)	128	3,195
Schlumberger Ltd.	1,161	46,121
Tallgrass Energy, LP - Class A (a)	119	2,515
Targa Resources Corp.	192	7,524
TechnipFMC PLC	358	9,287
Texas Pacific Land Trust	5	4,082
Transocean Ltd. (a) (b)	432	2,767
Valero Energy Corporation	350	29,961
Williams Cos. Inc.	1,015	28,455
World Fuel Services Corp.	56	2,025
WPX Energy, Inc. (b)	352	4,057
Other Securities		58,042
Total Common Stocks (cost $1,386,746)		1,175,310
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	3,563	3,563
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	553	553
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	210	209
Total Short Term Investments (cost $4,325)		4,325
Total Investments 100.1% (cost $1,391,071)		1,179,635
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net (0.1)%		(1,686)
Total Net Assets 100.0%		1,177,985

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	48	September 2019	2,994	36	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund *
COMMON STOCKS 99.8%
Financials 98.8%
AFLAC Incorporated	250	13,687
American Express Company	238	29,379
American International Group, Inc.	289	15,420
Ameriprise Financial, Inc.	45	6,566
Aon PLC - Class A	80	15,368
Arthur J Gallagher & Co.	61	5,354
Bank of America Corporation	3,048	88,385
BB&T Corporation	253	12,445
Berkshire Hathaway Inc. - Class B (a)	433	92,338
BlackRock, Inc.	39	18,517
Brighthouse Financial, Inc. (a)	36	1,304
Capital One Financial Corporation	156	14,130
Charles Schwab Corp.	398	15,998
Chubb Limited	152	22,411
Cincinnati Financial Corp.	51	5,329
Citigroup Inc.	781	54,690
Citizens Financial Group Inc.	154	5,431
CME Group Inc.	119	23,055
Discover Financial Services	109	8,446
Fifth Third Bancorp	269	7,504
First Republic Bank	56	5,422
Hartford Financial Services Group Inc.	120	6,686
Intercontinental Exchange, Inc.	189	16,264
JPMorgan Chase & Co.	1,088	121,594
KeyCorp	337	5,975
Loews Corp.	93	5,069
M&T Bank Corporation	44	7,416
Markel Corp. (a)	5	5,019
Marsh & McLennan Cos. Inc.	168	16,720
MetLife, Inc.	271	13,450
Moody's Corp.	57	11,135
Morgan Stanley	425	18,634
MSCI Inc.	28	6,721
Northern Trust Corp.	69	6,232
PNC Financial Services Group Inc.	152	20,823
Principal Financial Group, Inc.	93	5,377
Progressive Corp.	194	15,536
Prudential Financial Inc.	136	13,704
Regions Financial Corporation	339	5,072
	Shares/Par[1]	Value ($)
S&P Global Inc.	83	18,795
State Street Corp.	125	7,033
SunTrust Banks Inc.	147	9,266
Synchrony Financial	212	7,339
T. Rowe Price Group, Inc.	78	8,592
The Allstate Corporation	110	11,231
The Bank of New York Mellon Corporation (b)	286	12,626
The Goldman Sachs Group, Inc.	110	22,509
The Travelers Companies, Inc.	87	13,065
U.S. Bancorp	505	26,452
Wells Fargo & Co.	1,435	67,925
Willis Towers Watson Public Limited Company	43	8,222
Other Securities		296,894
		1,272,555
Real Estate 1.0%
Other Securities		13,158
Total Common Stocks (cost $1,055,859)		1,285,713
RIGHTS 0.0%
Other Securities		1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	2,155	2,155
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,872	1,872
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	240	239
Total Short Term Investments (cost $4,266)		4,266
Total Investments 100.1% (cost $1,060,126)		1,289,980
Other Derivative Instruments 0.0%		49
Other Assets and Liabilities, Net (0.1)%		(1,831)
Total Net Assets 100.0%		1,288,198

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	16,346	127	2,946	191	410	(1,311)	12,626	1.0%

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	41	September 2019	3,456	49	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund *
COMMON STOCKS 99.9%
Health Care 99.9%
Abbott Laboratories	1,379	115,951
AbbVie Inc.	1,158	84,189
Agilent Technologies, Inc.	250	18,660
Alexion Pharmaceuticals, Inc. (a)	175	22,981
Align Technology, Inc. (a)	60	16,374
Allergan Public Limited Company	261	43,724
Amgen Inc.	488	90,001
Anthem, Inc.	202	56,910
Baxter International Inc.	383	31,331
Becton, Dickinson and Company	212	53,306
Biogen Inc. (a)	154	36,124
BioMarin Pharmaceutical Inc. (a)	140	11,989
Boston Scientific Corp. (a)	1,089	46,825
Bristol-Myers Squibb Co.	1,281	58,095
Celgene Corp. (a)	551	50,923
Centene Corporation (a)	325	17,028
Cerner Corp.	255	18,688
Cigna Corp.	299	47,071
Cooper Cos. Inc.	39	13,095
CVS Health Corp.	1,018	55,452
Danaher Corp.	496	70,898
Edwards Lifesciences Corporation (a)	163	30,133
Elanco Animal Health (a)	216	7,316
Eli Lilly & Co.	702	77,791
Gilead Sciences Inc.	1,001	67,622
HCA Healthcare, Inc.	215	29,125
Humana Inc.	106	28,195
IDEXX Laboratories, Inc. (a)	68	18,641
Illumina Inc. (a)	115	42,501
Incyte Corporation (a)	143	12,158
Intuitive Surgical, Inc. (a)	90	47,208
IQVIA Inc. (a)	132	21,262
Johnson & Johnson	2,091	291,227
Laboratory Corporation of America Holdings (a)	77	13,385
McKesson Corporation	151	20,289
	Shares/Par[1]	Value ($)
Medtronic Public Limited Company	1,052	102,477
Merck & Co., Inc.	2,026	169,912
Mettler-Toledo International Inc. (a)	20	16,363
Pfizer Inc.	4,359	188,813
Regeneron Pharmaceuticals, Inc. (a)	63	19,769
ResMed Inc.	113	13,777
Stryker Corp.	263	54,097
Teleflex Inc.	36	11,958
Thermo Fisher Scientific Inc.	313	91,969
UnitedHealth Group Incorporated	753	183,813
Veeva Systems Inc. - Class A (a)	98	15,938
Vertex Pharmaceuticals Incorporated (a)	201	36,814
Waters Corp. (a)	56	12,095
Zimmer Biomet Holdings, Inc.	161	18,921
Zoetis Inc. - Class A	376	42,708
Other Securities		574,160
Total Common Stocks (cost $2,521,642)		3,220,052
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	16,282	16,282
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	2,813	2,813
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	345	344
Total Short Term Investments (cost $19,439)		19,439
Total Investments 100.5% (cost $2,541,081)		3,239,491
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (0.5)%		(16,161)
Total Net Assets 100.0%		3,223,344

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	55	September 2019	5,132	14	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund *
COMMON STOCKS 99.6%
Information Technology 98.7%
Accenture Public Limited Company - Class A	306	56,477
Adobe Inc. (a)	234	68,849
Advanced Micro Devices, Inc. (a)	455	13,816
Amphenol Corporation - Class A	144	13,801
Analog Devices, Inc.	177	19,959
ANSYS, Inc. (a)	40	8,093
Apple Inc.	2,261	447,503
Applied Materials, Inc.	456	20,461
Autodesk, Inc. (a)	104	17,004
Automatic Data Processing, Inc.	209	34,544
Broadcom Inc.	190	54,677
Cadence Design Systems Inc. (a)	135	9,547
Cisco Systems, Inc.	2,108	115,395
Cognizant Technology Solutions Corp. - Class A	276	17,508
Corning Inc.	380	12,625
Fidelity National Information Services, Inc.	155	19,011
Fiserv Inc. (a)	188	17,133
FleetCor Technologies Inc. (a)	41	11,579
Global Payments Inc.	76	12,130
Hewlett Packard Enterprise Company	661	9,889
HP Inc.	736	15,303
Intel Corp.	2,154	103,114
International Business Machines Corp.	427	58,841
Intuit Inc.	124	32,529
KLA-Tencor Corp.	79	9,369
Lam Research Corp.	73	13,680
MasterCard Incorporated - Class A	437	115,656
Microchip Technology Inc. (b)	113	9,804
Micron Technology Inc. (a)	535	20,660
Microsoft Corp.	3,495	468,180
Motorola Solutions Inc.	78	13,057
NVIDIA Corporation	276	45,343
Oracle Corporation	1,204	68,568
Palo Alto Networks Inc. (a)	45	9,171
Paychex Inc.	154	12,667
Paypal Holdings, Inc. (a)	534	61,170
QUALCOMM Inc.	581	44,234
Red Hat Inc. (a)	85	15,934
	Shares/Par[1]	Value ($)
Salesforce.Com, Inc. (a)	367	55,658
ServiceNow, Inc. (a)	86	23,681
Splunk Inc. (a)	70	8,810
Square Inc. - Class A (a)	155	11,276
Synopsys Inc. (a)	71	9,128
TE Connectivity Ltd.	163	15,578
Texas Instruments Incorporated	450	51,646
Total System Services Inc.	80	10,290
Visa Inc. - Class A	840	145,710
Workday, Inc. - Class A (a)	72	14,852
Worldpay Inc. - Class A (a)	144	17,656
Xilinx Inc.	121	14,311
Other Securities		496,096
		2,971,973
Communication Services 0.9%
VeriSign, Inc. (a)	52	10,789
Other Securities		17,597
		28,386
Total Common Stocks (cost $1,908,816)		3,000,359
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	6,802	6,802
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	5,986	5,986
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	545	543
Total Short Term Investments (cost $13,331)		13,331
Total Investments 100.1% (cost $1,922,147)		3,013,690
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.1)%		(2,484)
Total Net Assets 100.0%		3,011,209

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	104	September 2019	8,104	3	84

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund *
COMMON STOCKS 98.9%
United States of America 60.3%
Abbott Laboratories	15	1,243
Adobe Inc. (a)	4	1,209
Alphabet Inc. - Class A (a)	3	2,729
Alphabet Inc. - Class C (a)	3	2,861
Amazon.com, Inc. (a)	4	6,660
Apple Inc.	40	7,862
AT&T Inc.	61	2,055
Bank of America Corporation	77	2,240
Berkshire Hathaway Inc. - Class B (a)	11	2,341
Chevron Corp.	16	1,991
Cisco Systems, Inc.	37	2,028
Citigroup Inc.	20	1,386
Coca-Cola Co.	34	1,741
Comcast Corporation - Class A	38	1,607
Exxon Mobil Corporation	36	2,734
Facebook, Inc. - Class A (a)	20	3,878
Home Depot Inc.	10	1,978
Honeywell International Inc.	6	1,078
Intel Corp.	38	1,812
Johnson & Johnson	22	3,124
JPMorgan Chase & Co.	28	3,083
MasterCard Incorporated - Class A	8	2,033
McDonald's Corp.	6	1,337
Merck & Co., Inc.	22	1,822
Microsoft Corp.	61	8,225
Netflix, Inc. (a)	4	1,350
Oracle Corporation	21	1,204
PepsiCo Inc.	12	1,550
Pfizer Inc.	47	2,025
Procter & Gamble Co.	21	2,309
The Bank of New York Mellon Corporation (b)	7	320
The Boeing Company	5	1,644
UnitedHealth Group Incorporated	8	1,971
Verizon Communications Inc.	35	1,987
Visa Inc. - Class A	15	2,558
Walmart Inc.	12	1,351
Walt Disney Co.	15	2,116
Wells Fargo & Co.	36	1,721
Other Securities		120,482
		211,645
Japan 7.9%
Chugai Pharmaceutical Co. Ltd.	2	124
Hino Motors Ltd.	2	20
Oracle Corp. Japan	-	22
Toyota Motor Corp.	19	1,200
Other Securities		26,543
		27,909
United Kingdom 5.4%
BP P.L.C.	170	1,189
HSBC Holdings PLC	169	1,408
Prudential Public Limited Company (b)	22	481
Unilever PLC	9	584
Other Securities		15,271
		18,933
France 3.5%
Total SA	20	1,120
Other Securities		11,228
		12,348
Canada 3.4%
Imperial Oil Ltd.	2	61
Other Securities		12,028
		12,089
Switzerland 3.3%
Alcon AG (a)	4	231
Nestle SA	26	2,669
Novartis AG	18	1,665
Roche Holding AG	6	1,664
Other Securities		5,372
		11,601
	Shares/Par[1]	Value ($)
Germany 2.8%
SAP SE	8	1,136
Other Securities		8,535
		9,671
Australia 2.6%
Other Securities		8,997
Netherlands 2.1%
Royal Dutch Shell PLC - Class A	37	1,216
Royal Dutch Shell PLC - Class B	31	1,032
Unilever N.V. - CVA	12	751
Other Securities		4,517
		7,516
Hong Kong 1.3%
AIA Group Limited	102	1,099
Hang Seng Bank Ltd.	7	164
Other Securities		3,210
		4,473
Ireland 1.1%
Medtronic Public Limited Company	11	1,098
Other Securities		2,682
		3,780
Spain 1.0%
Other Securities		3,477
Sweden 0.9%
Other Securities		3,094
Italy 0.7%
Other Securities		2,465
Denmark 0.6%
Other Securities		2,021
Singapore 0.5%
Other Securities		1,667
Finland 0.3%
Other Securities		1,178
Belgium 0.3%
Other Securities		1,163
Norway 0.2%
Other Securities		799
Israel 0.2%
Other Securities		681
New Zealand 0.1%
Other Securities		303
Austria 0.1%
Other Securities		283
Luxembourg 0.1%
Other Securities		240
Argentina 0.1%
Other Securities		221
Bermuda 0.1%
Other Securities		196
Portugal 0.0%
Other Securities		181
Macau 0.0%
Other Securities		127
China 0.0%
Other Securities		38
United Arab Emirates 0.0%
Other Securities		22
Total Common Stocks (cost $317,507)		347,118
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		606
Switzerland 0.0%
Other Securities		140
Total Preferred Stocks (cost $789)		746

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Other Securities		10
Total Rights (cost $10)		10
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	2,349	2,349
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	2,262	2,262
	Shares/Par[1]	Value ($)
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	205	204
Total Short Term Investments (cost $4,815)		4,815
Total Investments 100.5% (cost $323,121)		352,689
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.5)%		(1,630)
Total Net Assets 100.0%		351,072

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	401	—	57	5	(10)	(14)	320	0.1%
Prudential Public Limited Company	395	—	—	9	—	86	481	0.1%
	796	—	57	14	(10)	72	801	0.2%

JNL/Mellon MSCI World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	7	September 2019	EUR	241	3	2
FTSE 100 Index	3	September 2019	GBP	220	1	2
S&P 500 Index	14	September 2019		2,054	9	6
S&P/ASX 200 Index	1	September 2019	AUD	165	(1)	(1)
S&P/TSX 60 Index	1	September 2019	CAD	195	1	1
Topix Index	3	September 2019	JPY	46,602	1	(1)
					14	9

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/18/19	AUD	18	13	—
AUD/USD	CIT	09/18/19	AUD	18	13	—
AUD/USD	HSB	09/18/19	AUD	14	10	—
AUD/USD	JPM	09/18/19	AUD	18	13	—
AUD/USD	MSC	09/18/19	AUD	18	13	—
AUD/USD	UBS	09/18/19	AUD	166	117	1
CAD/USD	BOA	09/18/19	CAD	20	16	—
CAD/USD	CIT	09/18/19	CAD	20	15	—
CAD/USD	HSB	09/18/19	CAD	15	12	—
CAD/USD	JPM	09/18/19	CAD	20	16	—
CAD/USD	MSC	09/18/19	CAD	20	15	—
EUR/USD	BOA	09/18/19	EUR	37	42	—
EUR/USD	CIT	09/18/19	EUR	37	42	—
EUR/USD	HSB	09/18/19	EUR	28	32	—
EUR/USD	JPM	09/18/19	EUR	139	159	—
EUR/USD	MSC	09/18/19	EUR	37	42	—
EUR/USD	UBS	09/18/19	EUR	415	475	(1)
GBP/USD	BOA	09/18/19	GBP	24	30	—
GBP/USD	CIT	09/18/19	GBP	24	30	—
GBP/USD	HSB	09/18/19	GBP	18	23	—
GBP/USD	JPM	09/18/19	GBP	24	30	—
GBP/USD	MSC	09/18/19	GBP	24	30	—
GBP/USD	UBS	09/18/19	GBP	74	94	—
JPY/USD	BOA	09/18/19	JPY	5,576	52	—
JPY/USD	CIT	09/18/19	JPY	5,576	52	—
JPY/USD	HSB	09/18/19	JPY	4,248	40	—
JPY/USD	JPM	09/18/19	JPY	5,576	52	—
JPY/USD	MSC	09/18/19	JPY	5,576	52	—
JPY/USD	UBS	09/18/19	JPY	15,535	145	—
USD/AUD	CIT	09/18/19	AUD	(165)	(116)	(1)
USD/EUR	BMO	09/18/19	EUR	(103)	(117)	—
USD/EUR	CIT	09/18/19	EUR	(206)	(236)	1
USD/EUR	JPM	09/18/19	EUR	(34)	(39)	—
USD/EUR	RBC	09/18/19	EUR	(35)	(40)	—
USD/EUR	SCB	09/18/19	EUR	(172)	(197)	—
USD/EUR	UBS	09/18/19	EUR	(34)	(39)	—
USD/GBP	CIT	09/18/19	GBP	(74)	(94)	—
USD/JPY	JPM	09/18/19	JPY	(15,550)	(145)	(1)
					652	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.4%
Information Technology 44.2%
Adobe Inc. (a)	175	51,594
Advanced Micro Devices, Inc. (a)	388	11,787
Analog Devices, Inc.	133	14,977
Apple Inc.	1,488	294,474
Applied Materials, Inc.	339	15,226
ASML Holding - ADR	26	5,460
Autodesk, Inc. (a)	79	12,870
Automatic Data Processing, Inc.	156	25,735
Broadcom Inc.	142	40,891
Cadence Design Systems Inc. (a)	100	7,083
Check Point Software Technologies Ltd (a)	55	6,319
Cisco Systems, Inc.	1,536	84,078
Citrix Systems Inc.	48	4,687
Cognizant Technology Solutions Corp. - Class A	205	13,020
Fiserv Inc. (a)	140	12,746
Intel Corp.	1,608	76,959
Intuit Inc.	93	24,312
KLA-Tencor Corp.	58	6,855
Lam Research Corp.	54	10,109
Maxim Integrated Products, Inc.	98	5,875
Microchip Technology Inc. (b)	85	7,411
Micron Technology Inc. (a)	400	15,453
Microsoft Corp.	2,478	331,929
NetApp, Inc.	89	5,508
NetEase, Inc. - ADR	26	6,648
NVIDIA Corporation	219	35,891
NXP Semiconductors N.V.	118	11,553
Paychex Inc.	129	10,650
Paypal Holdings, Inc. (a)	422	48,260
QUALCOMM Inc.	436	33,186
Skyworks Solutions, Inc.	62	4,768
Symantec Corp.	227	4,929
Synopsys Inc. (a)	54	6,953
Texas Instruments Incorporated	337	38,637
Western Digital Corp.	104	4,932
Workday, Inc. - Class A (a)	58	11,951
Xilinx Inc.	90	10,658
		1,314,374
Communication Services 21.4%
Activision Blizzard, Inc.	275	12,974
Alphabet Inc. - Class A (a)	100	107,765
Alphabet Inc. - Class C (a)	113	122,558
Baidu, Inc. - Class A - ADR (a)	100	11,682
Charter Communications, Inc. - Class A (a)	81	31,825
Comcast Corporation - Class A	1,625	68,721
Electronic Arts Inc. (a)	107	10,845
Facebook, Inc. - Class A (a)	784	151,354
Fox Corporation - Class A	122	4,479
Fox Corporation - Class B	94	3,446
Liberty Global PLC - Class A (a)	71	1,923
Liberty Global PLC - Class C (a)	189	5,021
Netflix, Inc. (a)	157	57,632
Sirius XM Holdings Inc. (b)	1,653	9,225
Take-Two Interactive Software Inc. (a)	40	4,583
T-Mobile US Inc. (a)	307	22,729
VeriSign, Inc. (a)	43	8,963
		635,725
Consumer Discretionary 16.8%
Amazon.com, Inc. (a)	159	301,519
Booking Holdings Inc. (a)	16	29,127
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	176	6,483
Dollar Tree Inc. (a)	86	9,214
eBay Inc.	313	12,357
Expedia Group, Inc.	48	6,421
Hasbro Inc.	45	4,742
JD.com, Inc. - Class A - ADR (a)	333	10,096
Lululemon Athletica Inc. (a)	44	7,947
Marriott International Inc. - Class A	119	16,767
	Shares/Par[1]	Value ($)
MercadoLibre S.R.L (a)	18	10,827
O'Reilly Automotive, Inc. (a)	28	10,344
Ross Stores Inc.	132	13,119
Starbucks Corp.	435	36,439
Tesla Inc. (a) (b)	64	14,215
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21	7,350
Wynn Resorts Ltd.	39	4,779
		501,746
Health Care 7.9%
Alexion Pharmaceuticals, Inc. (a)	81	10,548
Align Technology, Inc. (a)	29	7,898
Amgen Inc.	219	40,338
Biogen Inc. (a)	70	16,276
BioMarin Pharmaceutical Inc. (a)	64	5,515
Celgene Corp. (a)	253	23,395
Cerner Corp.	117	8,560
Gilead Sciences Inc.	456	30,795
Henry Schein Inc. (a)	53	3,716
IDEXX Laboratories, Inc. (a)	31	8,418
Illumina Inc. (a)	52	19,330
Incyte Corporation (a)	77	6,562
Intuitive Surgical, Inc. (a)	41	21,732
Mylan Holdings Ltd. (a)	183	3,481
Regeneron Pharmaceuticals, Inc. (a)	39	12,100
Vertex Pharmaceuticals Incorporated (a)	92	16,854
		235,518
Consumer Staples 6.0%
Costco Wholesale Corporation	158	41,714
Kraft Heinz Foods Co.	435	13,518
Mondelez International Inc. - Class A	516	27,815
Monster Beverage 1990 Corporation (a)	194	12,376
PepsiCo Inc.	503	65,965
Walgreens Boots Alliance Inc.	328	17,940
		179,328
Industrials 2.4%
American Airlines Group Inc.	163	5,322
Cintas Corp.	37	8,849
CSX Corp.	291	22,546
Fastenal Co.	204	6,633
JB Hunt Transport Services Inc.	39	3,538
PACCAR Inc.	124	8,877
United Airlines Holdings Inc. (a)	95	8,331
Verisk Analytics, Inc.	58	8,547
		72,643
Utilities 0.4%
Xcel Energy Inc.	185	11,025
Financials 0.3%
Willis Towers Watson Public Limited Company	46	8,823
Total Common Stocks (cost $2,086,324)		2,959,182
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	19,308	19,308
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	14,669	14,669
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	1,380	1,374
Total Short Term Investments (cost $35,351)		35,351
Total Investments 100.6% (cost $2,121,675)		2,994,533
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (0.6)%		(18,949)
Total Net Assets 100.0%		2,975,596

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	144	September 2019	21,996	12	162

Short Term Investments in Affiliates

Certain Funds invested in a money market fund managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to JNL Variable Fund LLC (the “Funds”) and its affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2019. The following table details the investments held during the period ended June 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Communication Services Sector Fund	558	36,174	36,104	11	628	0.4
JNL/Mellon Consumer Discretionary Sector Fund	—	56,729	54,400	17	2,329	0.2
JNL/Mellon Dow Index Fund	11,232	95,831	95,446	157	11,617	1.2
JNL/Mellon Energy Sector Fund	6,558	56,869	62,874	21	553	—
JNL/Mellon Financial Sector Fund	1,189	62,071	61,388	27	1,872	0.1
JNL/Mellon Healthcare Sector Fund	21,476	131,861	150,524	48	2,813	0.1
JNL/Mellon Information Technology Sector Fund	11,227	159,210	163,635	101	6,802	0.2
JNL/Mellon MSCI World Index Fund	3,632	17,778	19,061	40	2,349	0.7
JNL/Mellon Nasdaq 100 Index Fund	29,299	197,600	207,591	326	19,308	0.6

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2019.

Currency:

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	NASDAQ - National Association of Securities Dealers Automated Quotations
ADR - American Depositary Receipt	REIT - Real Estate Investment Trust
ASX - Australian Stock Exchange	SDR - Swedish Depositary Receipt
CDI - Chess Depositary Interest	S&P - Standard & Poor's
CVA - Commanditaire Vennootschap op Aandelen	US - United States
FDR - Fiduciary Depositary Receipt
MSCI - Morgan Stanley Capital International

Counterparty Abbreviations:

CIT - Citibank, Inc.	MSC - Morgan Stanley & Co. Inc.
HSB - HSBC Securities Inc.	SCB - Standard Chartered Bank
JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2019. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Information Technology Sector Fund
Assets
Investments - unaffiliated, at value	$153,674	$1,297,149	$948,722	$1,175,519	$1,273,327	$3,220,396	$3,000,902
Investments - affiliated, at value	2,066	11,891	11,617	4,116	16,653	19,095	12,788
Variation margin on futures/futures options contracts	5	9	22	36	49	16	3
Cash	5	38	—	—	56	126	234
Receivable from:
Investment securities sold	265	—	—	1,209	—	—	—
Fund shares sold	223	683	937	853	222	1,185	5,801
Dividends and interest	32	547	307	1,091	1,505	1,858	1,335
Adviser	—	—	—	—	—	—	1
Other assets	—	4	3	4	4	11	9
Total assets	156,270	1,310,321	961,608	1,182,828	1,291,816	3,242,687	3,021,073
Liabilities
Variation margin on futures/futures options contracts	—	—	—	—	—	2	—
Payable for:
Investment securities purchased	455	—	—	—	—	—	644
Return of securities loaned	1,438	9,562	—	3,563	2,155	16,282	5,986
Fund shares redeemed	84	1,060	851	825	997	1,915	2,187
Advisory fees	26	188	141	169	187	451	419
Administrative fees	19	157	116	140	156	388	361
12b-1 fees (Class A)	8	64	47	58	63	158	147
Board of managers fees	6	25	36	57	28	71	49
Chief compliance officer fees	—	1	1	1	1	2	2
Other expenses	3	31	81	30	31	74	69
Total liabilities	2,039	11,088	1,273	4,843	3,618	19,343	9,864
Net assets	$154,231	$1,299,233	$960,335	$1,177,985	$1,288,198	$3,223,344	$3,011,209
Net assets consist of:
Paid-in capital(a)	$143,701	$998,841	$683,132	$1,389,331	$1,057,401	$2,524,943	$1,919,582
Total distributable earnings (loss)(a)	10,530	300,392	277,203	(211,346)	230,797	698,401	1,091,627
Net assets	$154,231	$1,299,233	$960,335	$1,177,985	$1,288,198	$3,223,344	$3,011,209
Net assets - Class A	$153,079	$1,294,770	$955,581	$1,174,610	$1,283,112	$3,212,426	$2,996,099
Shares outstanding - Class A	11,462	53,921	31,301	52,157	94,887	111,788	157,840
Net asset value per share - Class A	$13.35	$24.01	$30.53	$22.52	$13.52	$28.74	$18.98
Net assets - Class I	$1,152	$4,463	$4,754	$3,375	$5,086	$10,918	$15,110
Shares outstanding - Class I	93	182	155	147	374	377	778
Net asset value per share - Class I	$12.44	$24.53	$30.72	$22.95	$13.59	$28.94	$19.42
Investments - unaffiliated, at cost	$143,147	$996,786	$671,724	$1,386,955	$1,042,922	$2,521,986	$1,909,359
Investments - affiliated, at cost	2,066	11,891	11,617	4,116	17,204	19,095	12,788
Securities on loan included in
investments - unaffiliated, at value	3,608	34,784	—	22,771	6,616	47,310	26,209

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Assets
Investments - unaffiliated, at value	$347,277	$2,960,556
Investments - affiliated, at value	5,412	33,977
Forward foreign currency contracts	2	—
Variation margin on futures/futures options contracts	15	12
Cash	174	579
Foreign currency	176	—
Receivable from:
Fund shares sold	141	1,312
Dividends and interest	637	946
Adviser	—	1
Other assets	1	9
Total assets	353,835	2,997,392
Liabilities
Forward foreign currency contracts	3	—
Variation margin on futures/futures options contracts	1	—
Payable for:
Return of securities loaned	2,262	14,669
Fund shares redeemed	331	5,606
Advisory fees	55	416
Administrative fees	43	358
12b-1 fees (Class A)	17	146
Board of managers fees	36	43
Chief compliance officer fees	—	2
Other expenses	15	556
Total liabilities	2,763	21,796
Net assets	$351,072	$2,975,596
Net assets consist of:
Paid-in capital(a)	$308,888	$2,102,576
Total distributable earnings (loss)(a)	42,184	873,020
Net assets	$351,072	$2,975,596
Net assets - Class A	$348,838	$2,958,872
Shares outstanding - Class A	13,506	108,194
Net asset value per share - Class A	$25.83	$27.35
Net assets - Class I	$2,234	$16,724
Shares outstanding - Class I	86	929
Net asset value per share - Class I	$25.97	$17.99
Investments - unaffiliated, at cost	$317,615	$2,087,698
Investments - affiliated, at cost	5,506	33,977
Foreign currency cost	176	—
Securities on loan included in
investments - unaffiliated, at value	3,844	21,422

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Information Technology Sector Fund
Investment income
Dividends (a)	$769	$8,433	$10,708	$20,463	$16,031	$24,515	$19,780
Foreign taxes withheld	—	—	—	—	(3)	—	—
Interest	1	2	9	4	4	6	8
Securities lending (a)	17	106	—	74	23	516	100
Total investment income	787	8,541	10,717	20,541	16,055	25,037	19,888

Expenses
Advisory fees	149	1,124	820	1,086	1,142	2,739	2,434
Administrative fees	106	940	671	906	955	2,353	2,094
12b-1 fees (Class A)	211	1,874	1,338	1,808	1,903	4,731	4,172
Licensing fees paid to third parties	6	51	78	49	52	128	113
Legal fees	—	3	2	3	3	7	6
Board of managers fees	1	8	6	8	8	21	19
Chief compliance officer fees	—	1	1	1	1	3	2
Other expenses	1	13	4	12	10	18	21
Total expenses	474	4,014	2,920	3,873	4,074	10,000	8,861
Expense waiver	—	(1)	(1)	(1)	(1)	(2)	(3)
Net expenses	474	4,013	2,919	3,872	4,073	9,998	8,858
Net investment income (loss)	313	4,528	7,798	16,669	11,982	15,039	11,030

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,211	28,494	3,787	(33,668)	25,334	47,327	72,903
Investments - affiliated	—	—	—	—	410	—	—
Futures/futures options contracts	66	399	1,498	163	665	1,964	2,165
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	18,522	187,545	107,297	146,580	164,068	223,231	555,694
Investments - affiliated	—	—	—	—	(1,311)	—	—
Futures/futures options contracts	15	36	490	185	88	(387)	366
Net realized and unrealized gain (loss)	19,814	216,474	113,072	113,260	189,254	272,135	631,128
Change in net assets from operations	$20,127	$221,002	$120,870	$129,929	$201,236	$287,174	$642,158
(a) Affiliated income	$28	$123	$157	$95	$241	$564	$201

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Period Ended June 30, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Investment income
Dividends (a)	$5,146	$15,458
Foreign taxes withheld	(183)	(18)
Interest	3	22
Securities lending (a)	33	143
Total investment income	4,999	15,605

Expenses
Advisory fees	326	2,412
Administrative fees	253	2,076
12b-1 fees (Class A)	504	4,131
Licensing fees paid to third parties	34	553
Legal fees	1	6
Board of managers fees	2	19
Chief compliance officer fees	—	2
Other expenses	2	17
Total expenses	1,122	9,216
Expense waiver	—	(4)
Net expenses	1,122	9,212
Net investment income (loss)	3,877	6,393

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	307	30,059
Investments - affiliated	(10)	—
Foreign currency	(11)	—
Forward foreign currency contracts	(38)	—
Futures/futures options contracts	667	6,027
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	46,490	480,284
Investments - affiliated	72	—
Foreign currency	2	—
Forward foreign currency contracts	(7)	—
Futures/futures options contracts	74	(1,162)
Net realized and unrealized gain (loss)	47,546	515,208
Change in net assets from operations	$51,423	$521,601
(a) Affiliated income	$87	$469

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2019

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Information Technology Sector Fund
Operations
Net investment income (loss)	$313	$4,528	$7,798	$16,669	$11,982	$15,039	$11,030
Net realized gain (loss)	1,277	28,893	5,285	(33,505)	26,409	49,291	75,068
Net change in unrealized appreciation
(depreciation)	18,537	187,581	107,787	146,765	162,845	222,844	556,060
Change in net assets from operations	20,127	221,002	120,870	129,929	201,236	287,174	642,158
Share transactions[1]
Proceeds from the sale of shares
Class A	57,325	117,881	173,451	123,816	96,684	244,877	334,500
Class I	848	1,758	3,786	1,380	1,019	4,096	5,918
Cost of shares redeemed
Class A	(35,458)	(172,606)	(122,380)	(162,235)	(190,787)	(382,365)	(376,365)
Class I	(163)	(591)	(608)	(736)	(760)	(1,602)	(1,718)
Change in net assets from
share transactions	22,552	(53,558)	54,249	(37,775)	(93,844)	(134,994)	(37,665)
Change in net assets	42,679	167,444	175,119	92,154	107,392	152,180	604,493
Net assets beginning of period	111,552	1,131,789	785,216	1,085,831	1,180,806	3,071,164	2,406,716
Net assets end of period	$154,231	$1,299,233	$960,335	$1,177,985	$1,288,198	$3,223,344	$3,011,209

[1]Share transactions
Shares sold
Class A	4,486	5,208	5,942	5,518	7,546	8,853	18,967
Class I	70	76	129	59	78	148	327
Shares redeemed
Class A	(2,749)	(7,603)	(4,174)	(7,150)	(14,767)	(13,828)	(21,403)
Class I	(14)	(26)	(21)	(32)	(58)	(58)	(94)
Change in shares
Class A	1,737	(2,395)	1,768	(1,632)	(7,221)	(4,975)	(2,436)
Class I	56	50	108	27	20	90	233
Purchases and sales of long term
investments
Purchase of securities	$58,130	$33,087	$81,322	$50,225	$16,933	$61,575	$120,205
Proceeds from sales of securities	$35,134	$82,344	$17,899	$69,790	$98,294	$174,757	$148,140

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period Ended June 30, 2019

	JNL/Mellon MSCI World Index Fund	JNL/Mellon Nasdaq 100 Index Fund
Operations
Net investment income (loss)	$3,877	$6,393
Net realized gain (loss)	915	36,086
Net change in unrealized appreciation
(depreciation)	46,631	479,122
Change in net assets from operations	51,423	521,601
Share transactions[1]
Proceeds from the sale of shares
Class A	29,929	396,178
Class I	1,065	12,925
Cost of shares redeemed
Class A	(37,649)	(398,525)
Class I	(629)	(10,119)
Change in net assets from
share transactions	(7,284)	459
Change in net assets	44,139	522,060
Net assets beginning of period	306,933	2,453,536
Net assets end of period	$351,072	$2,975,596

[1]Share transactions
Shares sold
Class A	1,222	15,287
Class I	43	760
Shares redeemed
Class A	(1,526)	(15,583)
Class I	(25)	(587)
Change in shares
Class A	(304)	(296)
Class I	18	173
Purchases and sales of long term
investments
Purchase of securities	$8,474	$111,225
Proceeds from sales of securities	$10,333	$83,135

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Consumer Discretionary Sector Fund(a)	JNL/Mellon Dow Index Fund(b)	JNL/Mellon Energy Sector Fund(c)	JNL/Mellon Financial Sector Fund(d)	JNL/Mellon Healthcare Sector Fund(e)	JNL/Mellon Information Technology Sector Fund(f)
Operations
Net investment income (loss)	$8,339	$13,544	$30,081	$21,251	$26,916	$15,238
Net realized gain (loss)	103,629	12,215	1,773	53,460	109,483	253,843
Net change in unrealized appreciation
(depreciation)	(134,476)	(59,399)	(312,248)	(272,879)	5,164	(309,917)
Change in net assets from operations	(22,508)	(33,640)	(280,394)	(198,168)	141,563	(40,836)
Distributions to shareholders
From distributable earnings
Class A	(30,309)	—	(39,936)	(54,294)	(76,726)	(41,314)
Class I	(60)	—	(88)	(183)	(145)	(122)
Total distributions to shareholders	(30,369)	—	(40,024)	(54,477)	(76,871)	(41,436)
Share transactions[1]
Proceeds from the sale of shares
Class A	377,984	275,299	263,531	352,461	604,831	763,769
Class I	7,791	1,700	2,587	5,375	13,842	9,654
Reinvestment of distributions
Class A	30,309	—	39,936	54,294	76,726	41,314
Class I	60	—	88	183	145	122
Cost of shares redeemed
Class A	(336,066)	(288,496)	(416,190)	(452,653)	(663,454)	(687,610)
Class I	(25,199)	(384)	(731)	(1,277)	(35,058)	(1,547)
Change in net assets from
share transactions	54,879	(11,881)	(110,779)	(41,617)	(2,968)	125,702
Change in net assets	2,002	(45,521)	(431,197)	(294,262)	61,724	43,430
Net assets beginning of year	1,129,787	830,737	1,517,028	1,475,068	3,009,440	2,363,286
Net assets end of year	$1,131,789	$785,216	$1,085,831	$1,180,806	$3,071,164	$2,406,716

[1]Share transactions
Shares sold
Class A	16,800	9,745	10,137	25,392	22,005	45,369
Class I	347	60	97	387	508	561
Reinvestment of distributions
Class A	1,427	—	1,677	4,336	2,832	2,550
Class I	3	—	4	14	5	8
Shares redeemed
Class A	(15,315)	(10,247)	(16,090)	(33,363)	(24,469)	(41,951)
Class I	(1,079)	(14)	(28)	(96)	(1,255)	(93)
Change in shares
Class A	2,912	(502)	(4,276)	(3,635)	368	5,968
Class I	(729)	46	73	305	(742)	476

(a) Effective June 24, 2019, the name JNL/Mellon Capital Consumer Discretionary Sector Fund was changed to JNL/Mellon Consumer Discretionary Sector Fund.

(b) Effective June 24, 2019, the name JNL/Mellon Capital Dow Index Fund was changed to JNL/Mellon Dow Index Fund.

(c) Effective June 24, 2019, the name JNL/Mellon Capital Energy Sector Fund was changed to JNL/Mellon Energy Sector Fund.

(d) Effective June 24, 2019, the name JNL/Mellon Capital Financial Sector Fund was changed to JNL/Mellon Financial Sector Fund.

(e) Effective June 24, 2019, the name JNL/Mellon Capital Healthcare Sector Fund was changed to JNL/Mellon Healthcare Sector Fund.

(f) Effective June 24, 2019, the name JNL/Mellon Capital Information Technology Sector Fund was changed to JNL/Mellon Information Technology Sector Fund.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon MSCI World Index Fund(a)	JNL/Mellon Nasdaq 100 Index Fund(b)	JNL/Mellon Communication Services Sector Fund(c)
Operations
Net investment income (loss)	$6,141	$11,547	$3,382
Net realized gain (loss)	2,128	41,792	2,448
Net change in unrealized appreciation
(depreciation)	(37,564)	(111,212)	(13,435)
Change in net assets from operations	(29,295)	(57,873)	(7,605)
Distributions to shareholders
From distributable earnings
Class A	(48,648)	(24,980)	(18,833)
Class I	(203)	(183)	(68)
Total distributions to shareholders	(48,851)	(25,163)	(18,901)
Share transactions[1]
Proceeds from the sale of shares
Class A	53,808	931,877	42,091
Class I	1,928	15,777	476
Reinvestment of distributions
Class A	48,648	24,980	18,833
Class I	203	183	68
Cost of shares redeemed
Class A	(87,768)	(617,509)	(42,296)
Class I	(287)	(4,283)	(148)
Change in net assets from
share transactions	16,532	351,025	19,024
Change in net assets	(61,614)	267,989	(7,482)
Net assets beginning of year	368,547	2,185,547	119,034
Net assets end of year	$306,933	$2,453,536	$111,552

[1]Share transactions
Shares sold
Class A	1,950	37,056	3,106
Class I	70	954	36
Reinvestment of distributions
Class A	2,081	1,033	1,554
Class I	9	11	6
Shares redeemed
Class A	(3,134)	(25,124)	(3,112)
Class I	(12)	(260)	(11)
Change in shares
Class A	897	12,965	1,548
Class I	67	705	31

(a) Effective June 24, 2019, the name JNL/Mellon Capital MSCI World Index Fund was changed to JNL/Mellon MSCI World Index Fund.

(b) Effective June 24, 2019, the name JNL/Mellon Capital Nasdaq 100 Index Fund was changed to JNL/Mellon Nasdaq 100 Index Fund.

(c) Effective June 24, 2019, the name JNL/Mellon Capital Telecommunications Sector Fund was changed to JNL/Mellon Communication Services Sector Fund.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)

JNL/Mellon Communication Services Sector Fund(g)
Class A
06/30/19		11.43		0.03		1.89		1.92		—		—		13.35		16.80	153,079	25	0.67	0.67	0.44
12/31/18		14.55		0.43		(1.14)		(0.71)		(0.58)		(1.83)		11.43		(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(h)	0.47	(h)	2.57	(h)	3.04	(h)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	0.68	3.18
12/31/15		14.01	(h)	0.40	(h)	(0.02)	(h)	0.38	(h)	(0.54)	(h)	(0.46)	(h)	13.39	(h)	2.73	115,618	21	0.68	0.68	2.82
12/31/14		13.64	(h)	0.44	(h)	0.32	(h)	0.76	(h)	(0.39)	(h)	—		14.01	(h)	5.52	134,685	56	0.68	0.68	3.12

Class I
06/30/19		10.63		0.04		1.77		1.81		—		—		12.44		17.03	1,152	25	0.32	0.37	0.60
12/31/18		13.69		0.38		(0.99)		(0.61)		(0.62)		(1.83)		10.63		(5.47)	397	110	0.33	0.38	3.01
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(h)	0.47	(h)	2.43	(h)	2.90	(h)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	0.48	3.40
12/31/15		13.37	(h)	0.35	(h)	0.04	(h)	0.39	(h)	(0.58)	(h)	(0.46)	(h)	12.72	(h)	2.92	79	21	0.48	0.48	2.56
12/31/14		13.04	(h)	0.45	(h)	0.30	(h)	0.75	(h)	(0.42)	(h)	—		13.37	(h)	5.74	88	56	0.48	0.48	3.34

JNL/Mellon Consumer Discretionary Sector Fund(g)
Class A
06/30/19		20.05		0.08		3.88		3.96		—		—		24.01		19.75	1,294,770	3	0.64	0.64	0.72
12/31/18		20.81		0.15		(0.37)		(0.22)		(0.15)		(0.39)		20.05		(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29		0.16		3.74		3.90		(0.23)		(1.15)		20.81		22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87		0.21		0.86		1.07		(0.13)		(0.52)		18.29		6.16	909,097	13	0.65	0.65	1.19
12/31/15		18.16		0.16		0.93		1.09		(0.08)		(1.30)		17.87		5.90	987,578	12	0.65	0.65	0.85
12/31/14		17.25		0.13		1.72		1.85		(0.10)		(0.84)		18.16		10.81	550,913	43	0.66	0.66	0.76

Class I
06/30/19		20.45		0.13		3.95		4.08		—		—		24.53		19.95	4,463	3	0.29	0.34	1.10
12/31/18		21.21		0.22		(0.38)		(0.16)		(0.21)		(0.39)		20.45		(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	‡	18.60		0.22		3.81		4.03		(0.27)		(1.15)		21.21		22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16		0.25		0.87		1.12		(0.15)		(0.52)		18.60		6.34	286	13	0.45	0.45	1.37
12/31/15		18.41		0.20		0.95		1.15		(0.10)		(1.30)		18.16		6.14	305	12	0.45	0.45	1.04
12/31/14		17.47		0.17		1.73		1.90		(0.12)		(0.84)		18.41		11.00	184	43	0.46	0.46	0.97

JNL/Mellon Dow Index Fund(g)
Class A
06/30/19		26.55		0.25		3.73		3.98		—		—		30.53		14.99	955,581	2	0.65	0.65	1.74
12/31/18		27.66		0.45		(1.56)		(1.11)		—		—		26.55		(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67		0.41		5.58		5.99		—		—		27.66		27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71		0.39		2.57		2.96		—		—		21.67		15.82	557,991	6	0.66	0.66	2.01
12/31/15		18.83		0.55		(0.67)		(0.12)		—		—		18.71		(0.64)	495,176	115	0.66	0.66	2.93
12/31/14		17.15		0.50		1.18		1.68		—		—		18.83		9.80	580,759	24	0.67	0.67	2.79

Class I
06/30/19		26.67		0.31		3.74		4.05		—		—		30.72		15.19	4,754	2	0.30	0.35	2.13
12/31/18		27.69		0.56		(1.58)		(1.02)		—		—		26.67		(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	‡‡	24.91		0.12		2.66		2.78		—		—		27.69		11.16	16	1	0.31	0.35	1.65

JNL/Mellon Energy Sector Fund(g)
Class A
06/30/19		20.14		0.31		2.07		2.38		—		—		22.52		11.82	1,174,610	4	0.64	0.64	2.76
12/31/18		26.10		0.54		(5.75)		(5.21)		(0.75)		—		20.14		(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51		0.50		(1.37)		(0.87)		(0.54)		—		26.10		(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03		0.51		5.45		5.96		(0.48)		—		27.51		27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04		0.65		(7.56)		(6.91)		(0.41)		(0.69)		22.03		(23.26)	1,177,533	3	0.64	0.64	2.36
12/31/14		34.53		0.57		(4.13)		(3.56)		(0.39)		(0.54)		30.04		(10.36)	1,213,723	14	0.65	0.65	1.61

Class I
06/30/19		20.49		0.36		2.10		2.46		—		—		22.95		12.01	3,375	4	0.29	0.34	3.19
12/31/18		26.52		0.65		(5.86)		(5.21)		(0.82)		—		20.49		(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	‡	27.93		0.57		(1.39)		(0.82)		(0.59)		—		26.52		(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35		0.57		5.53		6.10		(0.52)		—		27.93		27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46		0.71		(7.67)		(6.96)		(0.46)		(0.69)		22.35		(23.11)	1,081	3	0.44	0.44	2.54
12/31/14		34.99		0.64		(4.18)		(3.54)		(0.45)		(0.54)		30.46		(10.18)	1,527	14	0.45	0.45	1.81

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Financial Sector Fund(g)
Class A
06/30/19		11.52	0.12	1.88	2.00	—	—	13.52	17.36	1,283,112	1	0.64	0.64	1.88
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	0.65	1.69
12/31/14		10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	0.66	1.44

Class I
06/30/19		11.56	0.14	1.89	2.03	—	—	13.59	17.56	5,086	1	0.29	0.34	2.23
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	‡	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90
12/31/15		11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	0.45	1.86
12/31/14		10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	0.46	1.62

JNL/Mellon Healthcare Sector Fund(g)
Class A
06/30/19		26.24	0.13	2.37	2.50	—	—	28.74	9.53	3,212,426	2	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.64	0.78
12/31/14		20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.65	0.89

Class I
06/30/19		26.38	0.18	2.38	2.56	—	—	28.94	9.70	10,918	2	0.28	0.33	1.30
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.44	0.97
12/31/14		20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	0.45	1.09

JNL/Mellon Information Technology Sector Fund(g)
Class A
06/30/19		14.96	0.07	3.95	4.02	—	—	18.98	26.87	2,996,099	4	0.64	0.64	0.79
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30	1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41	1,278,843	7	0.64	0.64	0.82
12/31/14		9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.66	0.97

Class I
06/30/19		15.28	0.10	4.04	4.14	—	—	19.42	27.09	15,110	4	0.29	0.34	1.14
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44	496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75	405	7	0.44	0.44	1.02
12/31/14		9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	0.46	1.17

JNL/Mellon MSCI World Index Fund(g)
Class A
06/30/19		22.12	0.28	3.43	3.71	—	—	25.83	16.77	348,838	3	0.67	0.67	2.29
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95	337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)	353,629	125	0.69	0.69	3.65
12/31/14		21.64	1.42	0.93	2.35	—	—	23.99	10.86	382,929	29	0.70	0.70	6.50

Class I
06/30/19		22.19	0.33	3.45	3.78	—	—	25.97	17.03	2,234	3	0.32	0.37	2.67
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33	0.38	1.39

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Nasdaq 100 Index Fund(g)
Class A
06/30/19		22.51	0.06	4.78	4.84	—	—	27.35	21.50	2,958,872	3	0.67	0.67	0.46
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94	1,131,773	148	0.68	0.68	0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43	886,744	85	0.68	0.68	1.04
12/31/14		19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.68	0.61

Class I
06/30/19		14.79	0.07	3.13	3.20	—	—	17.99	21.64	16,724	3	0.32	0.37	0.83
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18	265	148	0.48	0.48	0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65	248	85	0.48	0.48	1.31
12/31/14		14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.48	0.82

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

JNL Variable Fund LLC ("JNL Variable Fund" or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended and restated December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund operates as a “series” fund, and at June 30, 2019, consisted of nine (9) separate series, (each a “Fund”, and collectively, “Funds"). Each Fund except JNL/Mellon MSCI World Index Fund is non-diversified for purposes of the 1940 Act. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund and JNL/Mellon Nasdaq 100 Index Fund and

Mellon Investments Corporation

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Name Changes. Effective June 24, 2019, the names changed for the following Funds:

Prior Fund Name	Effective June 24, 2019 Fund Name
JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Capital Dow Index Fund	JNL/Mellon Dow Index Fund
JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund
JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Mellon Capital Telecommunications Sector Fund	JNL/Mellon Communication Services Sector Fund

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ('"RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	153,629	—	—	—	153,629
Short Term Investments	2,066	45	—	—	2,111
	155,695	45	—	—	155,740
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3	—	—	—	3
	3	—	—	—	3
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,296,932	—	—	—	1,296,932
Rights	—	—	3	—	3
Short Term Investments	11,891	214	—	—	12,105
	1,308,823	214	3	—	1,309,040
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	29	—	—	—	29
	29	—	—	—	29

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	948,085	—	—	—	948,085
Short Term Investments	11,617	637	—	—	12,254
	959,702	637	—	—	960,339
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	205	—	—	—	205
	205	—	—	—	205
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,175,310	—	—	—	1,175,310
Short Term Investments	4,116	209	—	—	4,325
	1,179,426	209	—	—	1,179,635
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	90	—	—	—	90
	90	—	—	—	90
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,285,713	—	—	—	1,285,713
Rights	—	—	1	—	1
Short Term Investments	4,027	239	—	—	4,266
	1,289,740	239	1	—	1,289,980
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	31	—	—	—	31
	31	—	—	—	31
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,220,052	—	—	—	3,220,052
Short Term Investments	19,095	344	—	—	19,439
	3,239,147	344	—	—	3,239,491
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(9)	—	—	—	(9)
	(9)	—	—	—	(9)
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	3,000,359	—	—	—	3,000,359
Short Term Investments	12,788	543	—	—	13,331
	3,013,147	543	—	—	3,013,690
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	84	—	—	—	84
	84	—	—	—	84
JNL/Mellon MSCI World Index Fund
Assets - Securities
Common Stocks	230,505	116,613	—	—	347,118
Preferred Stocks	606	140	—	—	746
Rights	—	10	—	—	10
Short Term Investments	4,611	204	—	—	4,815
	235,722	116,967	—	—	352,689
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	11	—	—	—	11
Open Forward Foreign Currency Contracts	—	2	—	—	2
	11	2	—	—	13
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2)	—	—	—	(2)
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
	(2)	(3)	—	—	(5)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,959,182	—	—	—	2,959,182
Short Term Investments	33,977	1,374	—	—	35,351
	2,993,159	1,374	—	—	2,994,533
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	162	—	—	—	162
	162	—	—	—	162

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of June 30, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2019.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or Derivatives Clearing Organizations ("DCO"), variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

FASB ASC Topic 815, “Derivatives and Hedging”. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2019. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2019. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2019.

JNL/Mellon MSCI World Index Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2	—	2
[2] Variation margin on futures/futures options contracts	—	—	15	—	—	15
Total derivative instruments assets	—	—	15	2	—	17
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	3	—	3
[2] Variation margin on futures/futures options contracts	—	—	1	—	—	1
Total derivative instruments liabilities	—	—	1	3	—	4
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(38)	—	(38)
Futures/futures options contracts	—	—	667	—	—	667
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(7)	—	(7)
Futures/futures options contracts	—	—	74	—	—	74

JNL/Mellon MSCI World Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	4,436	5,581	—	—	—	—

1 The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

2 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset and liability, as applicable.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund and JNL/Mellon Nasdaq 100 Index Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends.

The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

Notional Value at Purchase of Futures Contracts ($)
JNL/Mellon Communication Services Sector Fund	579
JNL/Mellon Consumer Discretionary Sector Fund	2,950
JNL/Mellon Dow Index Fund	15,244
JNL/Mellon Energy Sector Fund	4,731
JNL/Mellon Financial Sector Fund	3,873
JNL/Mellon Healthcare Sector Fund	8,578
JNL/Mellon Information Technology Sector Fund	8,663
JNL/Mellon Nasdaq 100 Index Fund	31,670

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

Pledged Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for the Funds at June 30, 2019:

	Counterparties	Pledged or Segregated Securities($)
JNL/Mellon Communication Services Sector Fund	GSC	45
JNL/Mellon Consumer Discretionary Sector Fund	GSC	214
JNL/Mellon Dow Index Fund	GSC	637
JNL/Mellon Energy Sector Fund	GSC	209
JNL/Mellon Financial Sector Fund	GSC	239
JNL/Mellon Healthcare Sector Fund	GSC	344
JNL/Mellon Information Technology Sector Fund	GSC	543
JNL/Mellon Nasdaq 100 Index Fund	GSC	1,374

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2019. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except for overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers ("Independent Managers") and independent legal counsel to the Independent Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Funds' Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Communication Services Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Consumer Discretionary Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Dow Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Energy Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Financial Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Healthcare Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Information Technology Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon MSCI World Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Nasdaq 100 Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13

Administrative Fee Waiver. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of each Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby Independent Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of managers fees set forth in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2019.

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities.  Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2019, transactions between the Fund and JNAM, related to foreign tax reclaims, due to the Fund's partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payment from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholding Tax Reimbursed by JNAM ($)
JNL/Mellon Nasdaq 100 Index Fund	—	—	—	6

NOTE 8. BORROWING ARRANGEMENTS

The Funds are party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 9. INCOME TAX MATTERS

Each of the Funds, except for JNL/Mellon MSCI World Index Fund, is treated as a partnership for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/Mellon MSCI World Index Fund is treated as a separate tax payer for federal income tax purposes. The Fund intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Fund may also fully or partially satisfy distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by the Fund are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

JNL Variable Fund LLC

Notes to Financial Statements (Unaudited)

June 30, 2019

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2018, JNL/Mellon MSCI World Index Fund had no net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.

As of June 30, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for JNL/Mellon MSCI World Index Fund were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon MSCI World Index Fund	326,714	53,545	(27,570)	25,975

As of June 30, 2019, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon MSCI World Index Fund
Futures/Futures Options Contracts	10	1	(2)	(1)
Forward Foreign Currency Contracts	(1)	2	(1)	1

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/Mellon Communication Services Sector Fund	5,130	13,771	—
JNL/Mellon Consumer Discretionary Sector Fund	8,546	21,823	—
JNL/Mellon Energy Sector Fund	40,024	—	—
JNL/Mellon Financial Sector Fund	17,957	36,520	—
JNL/Mellon Healthcare Sector Fund	29,164	47,707	—
JNL/Mellon Information Technology Sector Fund	12,069	29,367	—
JNL/Mellon MSCI World Index Fund	28,433	20,418	—
JNL/Mellon Nasdaq 100 Index Fund	14,273	10,890	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL/Mellon Communication Services Sector Fund
Class A	0.67	1,000.00	1,168.00	3.60	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,170.30	1.72	1,000.00	1,023.21	1.61
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,197.50	3.49	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,199.50	1.58	1,000.00	1,023.36	1.45
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	1,149.90	3.46	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,151.90	1.60	1,000.00	1,023.31	1.51
JNL/Mellon Energy Sector Fund
Class A	0.64	1,000.00	1,118.20	3.36	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,120.10	1.52	1,000.00	1,023.36	1.45
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	1,173.60	3.45	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,175.60	1.56	1,000.00	1,023.36	1.45
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	1,095.30	3.27	1,000.00	1,021.67	3.16
Class I	0.28	1,000.00	1,097.00	1.46	1,000.00	1,023.41	1.40
JNL/Mellon Information Technology Sector Fund
Class A	0.64	1,000.00	1,268.70	3.60	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,270.90	1.63	1,000.00	1,023.36	1.45
JNL/Mellon MSCI World Index Fund
Class A	0.67	1,000.00	1,167.70	3.60	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,170.30	1.72	1,000.00	1,023.21	1.61
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.67	1,000.00	1,215.00	3.68	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,216.40	1.76	1,000.00	1,023.21	1.61

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3), by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Variable Fund LLC

Results of Special Meetings of Shareholders

On March 15, 2019, a special meeting of shareholders of the JNL/Mellon Capital JNL 5 Fund of the JNL Variable Fund LLC (“JNLVF”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purpose (and with the following result):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JNLVF’s Board of Managers, which provides for the reorganization of the JNL/Mellon Capital JNL 5 Fund into the JNL/RAFI® Multi-Factor U.S. Equity Fund, a series of the JNL Series Trust.	188,538,216.060	4,823,284.419	16,941,403.594	210,302,904.073

Additionally, on March 15, 2019, a special meeting of shareholders of the JNL/Mellon Capital S&P® SMid 60 Fund of JNLVF was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purpose (and with the following result):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JNLVF’s Board of Managers, which provides for the reorganization of the JNL/Mellon Capital S&P® SMid 60 Fund into the JNL/RAFI® Fundamental U.S. Small Cap Fund, a series of the JNL Series Trust.	72,948,817.595	2,486,663.200	5,625,868.673	81,061,349.468

JNL Series Trust
JNL Variable Fund LLC
One Corporate Way Lansing, MI 48951
PRSRT STD U.S. POSTAGE
PAID
JACKSON NATIONAL ASSET MANAGEMENT
L.L.C.
VADV6413 07/19

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Healthcare Sector Fund and JNL/Mellon Information Technology Sector Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2019, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
1-800-Flowers.Com, Inc. - Class A (a)	11	199
Aaron's, Inc.	28	1,735
Abercrombie & Fitch Co. - Class A	27	440
Acushnet Holdings Corp.	15	390
Adient Public Limited Company	37	901
Adtalem Global Education Inc. (a)	24	1,077
Advance Auto Parts, Inc.	30	4,597
Amazon.com, Inc. (a)	174	329,774
American Axle & Manufacturing Holdings, Inc. (a)	47	596
American Eagle Outfitters, Inc.	70	1,190
American Outdoor Brands Corporation (a)	24	216
American Public Education, Inc. (a)	7	215
America's Car Mart, Inc. (a)	3	248
Aptiv PLC (b)	109	8,781
Aramark	102	3,684
Asbury Automotive Group, Inc. (a)	8	689
At Home Group, Inc. (a)	20	131
Autoliv, Inc.	35	2,455
AutoNation, Inc. (a)	23	966
AutoZone, Inc. (a)	10	11,428
Barnes & Noble, Inc.	24	162
BBX Capital Corporation - Class A	28	137
Beazer Homes USA, Inc. (a)	14	136
Bed Bath & Beyond Inc. (c)	57	658
Best Buy Co., Inc.	101	7,054
Big Lots, Inc.	17	479
Biglari Holdings Inc. - Class B (a)	—	34
BJ's Restaurants, Inc.	9	408
Bloomin' Brands, Inc.	36	687
Booking Holdings Inc. (a)	19	35,181
Boot Barn Holdings, Inc. (a)	12	441
BorgWarner Inc.	86	3,617
Boyd Gaming Corp.	36	962
Bright Horizons Family Solutions Inc. (a)	24	3,673
Brinker International Inc.	16	635
Brunswick Corp.	37	1,686
Buckle Inc. (c)	13	225
Burlington Stores Inc. (a)	28	4,774
Caesars Entertainment Corp. (a)	225	2,665
Caleres Inc.	19	380
Callaway Golf Co.	37	631
Camping World Holdings, Inc. - Class A (c)	15	183
Capri Holdings Limited (a)	63	2,185
Career Education Corp. (a)	29	544
Carmax Inc. (a)	71	6,167
Carnival Plc	176	8,199
Carriage Services Inc.	8	153
Carrols Restaurant Group, Inc. (a)	15	138
Carter's Inc.	19	1,867
Carvana Co. - Class A (a) (c)	19	1,162
Cato Corp. - Class A	10	125
Cavco Industries Inc. (a)	4	553
Century Communities Inc. (a)	10	265
Cheesecake Factory Inc. (c)	18	776
Chegg Inc. (a)	44	1,687
Chico's FAS Inc.	55	187
Childrens Place Retail Stores Inc. (c)	7	652
Chipotle Mexican Grill Inc. (a)	11	8,028
Choice Hotels International Inc.	15	1,334
Churchill Downs Inc.	15	1,762
Chuy's Holdings Inc. (a)	7	171
Citi Trends, Inc.	5	78
Columbia Sportswear Co.	13	1,274
Conn's Inc. (a)	9	162
Container Store Group Inc. (a) (c)	9	63
Cooper Tire & Rubber Co.	21	666
Cooper-Standard Holdings Inc. (a)	7	321
Core-Mark Holding Co. Inc.	19	765
Cracker Barrel Old Country Store, Inc. (c)	9	1,462
Crocs Inc. (a)	28	554
D.R. Horton, Inc.	148	6,391
	Shares/Par[1]	Value ($)
Dana Holding Corp.	59	1,181
Darden Restaurants Inc.	52	6,279
Dave & Buster's Entertainment Inc. (c)	16	645
Deckers Outdoor Corp. (a)	12	2,145
Del Taco Restaurants Inc. (a)	13	166
Delphi Technologies PLC	37	742
Denny's Corporation (a)	26	527
Designer Brands Inc. - Class A	29	558
Dick's Sporting Goods Inc.	31	1,083
Dillard's Inc. - Class A (c)	5	296
Dine Brands Global Inc.	7	671
Dollar General Corp.	110	14,802
Dollar Tree Inc. (a)	99	10,681
Domino's Pizza, Inc.	16	4,515
Dorman Products Inc. (a)	12	1,017
Duluth Holdings Inc. - Class B (a) (c)	8	114
Dunkin' Brands Group Inc.	34	2,742
eBay Inc.	362	14,301
El Pollo Loco Holdings Inc. (a) (c)	10	109
Eldorado Resorts, Inc. (a) (c)	27	1,259
Ethan Allen Interiors Inc.	11	234
ETSY, Inc. (a)	50	3,070
Everi Holdings Inc. (a)	29	348
Expedia Group, Inc.	51	6,719
Express, Inc. (a)	29	81
Extended Stay America, Inc. - Class B	79	1,331
Fiesta Restaurant Group, Inc. (a)	11	142
Five Below, Inc. (a)	23	2,780
Floor & Decor Holdings Inc. (a) (c)	29	1,208
Foot Locker Inc.	47	1,990
Ford Motor Co.	1,628	16,655
Fossil Group, Inc. (a) (c)	20	226
Fox Factory Holding Corp. (a)	16	1,289
Frontdoor, Inc. (a)	36	1,551
GameStop Corp. - Class A (c)	42	231
Gap Inc.	96	1,734
Garmin Ltd.	55	4,418
Garrett Motion Inc. (a)	31	469
General Motors Company	529	20,367
Genesco Inc. (a)	9	372
Gentex Corp.	108	2,656
Gentherm Incorporated (a)	14	599
Genuine Parts Co.	61	6,313
G-III Apparel Group, Ltd. (a)	17	513
Golden Entertainment, Inc. (a)	8	119
Goodyear Tire & Rubber Co.	96	1,474
Gopro Inc. - Class A (a) (c)	50	272
Graham Holdings Co.	2	1,260
Grand Canyon Education, Inc. (a)	20	2,351
Green Brick Partners Inc. (a)	11	94
Group 1 Automotive Inc.	8	617
Groupon Inc. - Class A (a)	195	697
GrubHub Inc. (a) (c)	38	2,945
Guess Inc.	24	386
H & R Block, Inc.	86	2,521
Hamilton Beach Brands Holding Company (c)	3	62
HanesBrands Inc.	151	2,605
Harley-Davidson Inc.	67	2,403
Hasbro Inc.	50	5,274
Haverty Furniture Cos. Inc.	8	137
Helen of Troy Ltd (a)	11	1,405
Hibbett Sports Inc. (a)	8	152
Hilton Grand Vacations Inc. (a)	39	1,236
Hilton Worldwide Holdings Inc.	116	11,322
Home Depot Inc.	471	97,966
Hooker Furniture Corp.	5	95
Houghton Mifflin Harcourt Company (a)	46	267
Installed Building Products, Inc. (a)	9	531
International Speedway Corp. - Class A	10	445
iRobot Corp. (a) (c)	12	1,076
J.C. Penney Co. Inc. (a) (c)	132	151
Jack in the Box Inc.	10	795
Johnson Outdoors Inc. - Class A	3	197
K12 Inc. (a)	15	452
KB Home	33	854

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

1

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Kohl's Corp.	68	3,255
Kontoor Brands, Inc. (a) (c)	20	570
Lands' End, Inc. (a) (c)	5	61
Las Vegas Sands Corp.	146	8,611
Laureate Education Inc. - Class A (a)	39	607
La-Z-Boy Inc.	20	598
LCI Industries	10	916
Lear Corp.	25	3,436
Leggett & Platt Inc.	55	2,092
Lennar Corp. - Class A	120	5,797
LGI Homes, Inc. (a) (c)	8	564
Liberty Expedia Holdings, Inc. - Class A (a)	22	1,068
Limited Brands Inc.	98	2,555
Lindblad Expeditions Holdings Inc. (a) (c)	11	200
Lithia Motors Inc. - Class A	9	1,119
LKQ Corp. (a)	132	3,508
Lowe's Cos. Inc.	334	33,696
Lululemon Athletica Inc. (a)	47	8,477
Lumber Liquidators, Inc. (a) (c)	13	146
M/I Homes, Inc. (a)	11	319
Macy's, Inc.	128	2,749
Malibu Boats, Inc. - Class A (a)	8	323
Marine Products Corp.	4	59
MarineMax Inc. (a)	10	158
Marriott International Inc. - Class A	121	16,948
Marriott Vacations Worldwide Corporation	17	1,622
MasterCraft Boat Holdings, Inc. (a)	8	161
Mattel Inc. (a) (c)	145	1,622
McDonald's Corp.	319	66,272
MDC Holdings Inc.	20	663
MercadoLibre S.R.L (a)	18	10,981
Meritage Homes Corporation (a)	15	782
MGM Resorts International	212	6,070
Modine Manufacturing Co. (a)	22	320
Mohawk Industries Inc. (a)	26	3,768
Monarch Casino & Resort Inc. (a)	6	236
Monro Inc.	14	1,171
Motorcar Parts of America Inc. (a) (c)	8	179
Movado Group Inc.	7	187
Murphy USA Inc. (a)	13	1,065
National Vision Holdings, Inc. (a)	28	863
Newell Brands Inc.	186	2,876
Nike Inc. - Class B	525	44,060
Noodles & Company - Class A (a) (c)	9	69
Nordstrom Inc. (c)	49	1,569
Norwegian Cruise Line Holdings Ltd. (a)	91	4,873
NVR, Inc. (a)	1	4,833
Office Depot Inc.	209	430
Ollie's Bargain Outlet Holdings Inc. (a)	24	2,066
O'Reilly Automotive, Inc. (a)	33	12,055
Overstock.com Inc. (a) (c)	10	131
Oxford Industries Inc.	7	525
Papa John's International Inc. (c)	9	388
Party City Holdco Inc. (a) (c)	26	187
Penn National Gaming Inc. (a)	47	899
Penske Automotive Group, Inc.	16	762
PetMed Express Inc. (c)	9	143
Planet Fitness, Inc. - Class A (a)	35	2,546
Playa Hotels & Resorts N.V. (a)	26	200
PlayAGS, Inc. (a)	11	217
Polaris Industries Inc.	24	2,197
Pool Corporation	16	3,118
Pulte Homes Inc.	109	3,453
PVH Corp.	31	2,970
Quotient Technology Inc. (a)	36	383
Qurate Retail, Inc. - Class A (a)	171	2,113
Ralph Lauren Corp. - Class A	22	2,519
Red Robin Gourmet Burgers, Inc. (a)	6	175
Red Rock Resorts, Inc. - Class A	30	643
Regis Corp. (a)	11	185
Rent-A-Center, Inc. (a)	18	472
RH (a) (c)	8	928
Roku Inc. - Class A (a)	33	2,992
Ross Stores Inc.	154	15,303
Royal Caribbean Cruises Ltd.	74	8,986
	Shares/Par[1]	Value ($)
Ruth's Hospitality Group Inc.	13	292
Sally Beauty Holdings, Inc. (a)	51	686
Scientific Games Corporation - Class A (a)	21	409
Seaworld Entertainment, Inc. (a)	22	672
Service Corp. International	76	3,536
ServiceMaster Holding Corporation (a)	56	2,929
Shake Shack Inc. - Class A (a) (c)	11	819
Shoe Carnival Inc. (c)	5	137
Shutterfly, Inc. (a)	13	661
Shutterstock Inc.	8	332
Signet Jewelers Limited	22	388
Six Flags Operations Inc.	32	1,576
Skechers U.S.A. Inc. - Class A (a)	55	1,742
Skyline Corp. (a)	21	571
Sleep Number Corporation (a)	13	519
Sonic Automotive, Inc. - Class A	10	237
Sonos, Inc. (a) (c)	9	100
Sotheby's (a)	14	794
Speedway Motorsports Inc.	4	80
Stamps.com Inc. (a)	7	336
Standard Motor Products Inc.	9	404
Starbucks Corp.	518	43,466
Steven Madden Ltd.	35	1,174
Stitch Fix, Inc. - Class A (a) (c)	17	540
Stoneridge, Inc. (a)	12	377
Strategic Education, Inc.	9	1,612
Sturm Ruger & Co. Inc.	7	377
Tailored Brands, Inc. (c)	22	127
Tapestry Inc.	121	3,825
Target Corporation	217	18,833
Taylor Morrison Home II Corporation - Class A (a)	44	921
Tempur Sealy International, Inc. (a)	19	1,413
Tenneco Inc.	20	226
Tesla Inc. (a) (c)	54	12,055
Texas Roadhouse Inc.	29	1,536
The Michaels Companies, Inc. (a)	38	333
The Wendy's Company	77	1,516
Thor Industries Inc.	23	1,349
Tiffany & Co.	46	4,286
Tile Shop Holdings, Inc. (c)	17	70
TJX Cos. Inc.	514	27,181
Toll Brothers Inc.	58	2,133
TopBuild Corp. (a)	15	1,202
Tower International Inc.	9	177
Tractor Supply Co.	51	5,509
TRI Pointe Homes, Inc. (a)	60	719
Tupperware Brands Corp.	21	402
Twin River Worldwide Holdings, Inc.	11	342
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	24	8,167
Under Armour Inc. - Class A (a) (c)	78	1,989
Under Armour Inc. - Class C (a)	80	1,776
Unifi Inc. (a)	7	125
Universal Electronics Inc. (a)	6	250
Urban Outfitters Inc. (a)	29	657
Vail Resorts, Inc.	17	3,744
Veoneer, Inc. (a) (c)	44	761
Vera Bradley, Inc. (a)	9	113
VF Corp.	140	12,233
Vista Outdoor Inc. (a)	25	226
Visteon Corporation (a) (c)	12	696
Waitr Incorporated (a) (c)	20	123
Wayfair Inc. - Class A (a) (c)	25	3,628
Weight Watchers International Inc. (a)	17	326
Whirlpool Corp.	26	3,773
William Lyon Homes - Class A (a)	13	231
Williams-Sonoma Inc. (c)	33	2,156
Wingstop Inc.	12	1,174
Winmark Corp.	1	192
Winnebago Industries Inc.	13	511
Wolverine World Wide Inc.	38	1,043
Wyndham Destinations, Inc.	40	1,744
Wyndham Hotels & Resorts, Inc.	41	2,271
Wynn Resorts Ltd.	40	5,000
YETI Holdings, Inc. (a) (c)	7	195
Yum! Brands Inc.	128	14,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

2

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Zumiez Inc. (a)	8	220
Total Common Stocks (cost $996,572)		1,296,932
RIGHTS 0.0%
Dyax Corp. (a) (b) (d)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	9,562	9,562
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	2,329	2,329
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	215	214
Total Short Term Investments (cost $12,105)		12,105
Total Investments 100.8% (cost $1,008,677)		1,309,040
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (0.8)%		(9,816)
Total Net Assets 100.0%		1,299,233

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(c)   All or a portion of the security was on loan.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)  The coupon rate represents the yield to maturity.

JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.8%
Energy 99.8%
Anadarko Petroleum Corporation	419	29,541
Antero Midstream Corporation (a)	192	2,201
Antero Resources Corporation (b)	219	1,212
Apache Corporation	314	9,085
Apergy Corporation (b)	65	2,163
Arch Coal, Inc. - Class A (a)	14	1,311
Archrock, Inc.	111	1,179
Baker Hughes, a GE Company, LLC - Class A	430	10,588
Berry Petroleum Company, LLC	53	563
Blue Ridge Mountain Resources, Inc. (a) (b)	18	111
Bonanza Creek Energy, Inc. (b)	13	275
C&J Energy Services, Inc. (b)	57	673
Cabot Oil & Gas Corp.	354	8,135
Cactus Inc. - Class A (b)	39	1,305
California Resources Corporation (a) (b)	38	753
Callon Petroleum Company (a) (b)	191	1,261
Carrizo Oil & Gas Inc. (a) (b)	78	781
Centennial Resource Development, LLC - Class A (b)	154	1,172
Chaparral Energy, Inc. - Class A (a) (b)	38	178
Cheniere Energy, Inc. (b)	194	13,292
Chesapeake Energy Corp. (a) (b)	970	1,891
Chevron Corp.	1,591	198,045
Cimarex Energy Co.	85	5,038
Clean Energy Fuels Corp. (b)	110	294
CNX Resources Corporation (b)	165	1,209
Concho Resources Inc.	168	17,358
ConocoPhillips	950	57,949
CONSOL Mining Corporation (b)	23	625
Continental Resources Inc. (b)	78	3,297
Contura Energy, Inc. (b)	16	823
Core Laboratories N.V. (a)	37	1,952
Covia Holdings Corporation (a) (b)	28	55
CVR Energy, Inc.	26	1,285
	Shares/Par[1]	Value ($)
Delek US Holdings, Inc.	69	2,800
Denbury Resources Inc. (a) (b)	380	472
Devon Energy Corporation	367	10,470
Diamond Offshore Drilling, Inc. (a) (b)	60	528
Diamondback Energy, Inc.	131	14,265
DMC Global Inc.	13	806
Dril-Quip Inc. (a) (b)	30	1,427
Enlink Midstream, LLC (a)	223	2,252
Ensco Rowan PLC - Class A (a)	164	1,400
EOG Resources, Inc.	486	45,264
EQT Corporation	212	3,356
Equitrans Midstream Corp.	180	3,549
Exterran Trinidad LLC (b)	28	391
Extraction Oil & Gas, Inc. (a) (b)	92	400
Exxon Mobil Corporation	3,549	271,958
Forum Energy Technologies, Inc. (b)	59	200
Frank's International N.V. (a) (b)	78	428
FTS International, Inc. (b)	27	151
Gran Tierra Energy Inc. (a) (b) (c)	325	516
Green Plains Renewable Energy Inc.	33	353
Gulfport Energy Corp. (a) (b)	134	657
Halliburton Co.	731	16,620
Helix Energy Solutions Group, Inc. (b)	116	1,005
Helmerich & Payne Inc.	91	4,622
Hess Corporation	228	14,520
HighPoint Resources Corporation (a) (b)	99	180
HollyFrontier Corp.	136	6,310
International Seaways, Inc. (b)	17	316
Jagged Peak Energy Inc. (a) (b)	56	462
Keane Group, Inc. (b)	38	258
Kinder Morgan, Inc.	1,708	35,652
KLX Energy Services Holdings, Inc. (b)	18	371
Kosmos Energy Ltd.	233	1,461
Laredo Petroleum Holdings Inc. (b)	122	354
Liberty Oilfield Services Inc. - Class A (a)	36	582
Magnolia Oil & Gas Corp. - Class A (a) (b)	91	1,055
Mammoth Energy Services, Inc.	8	56
Marathon Oil Corp.	685	9,740
Marathon Petroleum Corporation	565	31,545
Matador Resources Co. (b)	93	1,857
Matrix Service Co. (b)	23	471
McDermott International Inc. (a) (b)	152	1,467
Murphy Oil Corp.	137	3,375
Nabors Industries Ltd	289	837
National Oilwell Varco Inc.	321	7,127
Newpark Resources Inc. (b)	77	575
Nine Energy Service, Inc. (a) (b)	14	243
Noble Corporation PLC (b)	210	392
Noble Energy Inc.	406	9,084
Northern Oil and Gas Inc. (a) (b)	170	327
Oasis Petroleum Inc. (b)	245	1,389
Occidental Petroleum Corp.	628	31,584
Oceaneering International Inc. (b)	82	1,664
Oil States International Inc. (b)	48	882
ONEOK Inc.	345	23,732
Par Pacific Holdings, Inc. (b)	24	499
Parsley Energy Inc. - Class A (b)	235	4,470
Patterson-UTI Energy Inc.	177	2,036
PBF Energy Inc. - Class A	96	2,997
PDC Energy, Inc. (a) (b)	55	1,984
Peabody Energy Corp.	62	1,488
Penn Virginia Corporation (b)	9	262
Phillips 66	382	35,749
Pioneer Natural Resources Co.	141	21,683
Plains GP Holdings, L.P. - Class A (b)	128	3,195
Propetro Holding Corp. (b)	71	1,470
QEP Resources, Inc. (b)	197	1,426
Range Resources Corporation (a)	176	1,228
Reg Biofuels, LLC (a) (b)	29	462
REX Stores Corp. (b)	5	367
Ring Energy Inc. (b)	49	159
Roan Resources, Inc. - Class A (a) (b)	53	93
RPC Inc. (a)	56	400
SandRidge Energy, Inc. (b)	20	139
Schlumberger Ltd.	1,161	46,121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

3

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SEACOR Holdings Inc. (b)	15	716
Select Energy Services, Inc. - Class A (b)	52	598
SemGroup Corporation - Class A	58	695
SM Energy Company	90	1,121
Solaris Oilfield Infrastructure, Inc. - Class A	25	382
Southwestern Energy Co. (b)	460	1,454
SRC Energy Inc. (b)	207	1,024
Superior Energy Services Inc. (b)	131	170
Tallgrass Energy, LP - Class A (a)	119	2,515
Talos Energy Inc. (b)	18	433
Targa Resources Corp.	192	7,524
TechnipFMC PLC	358	9,287
Tellurian Investments Inc. (a) (b)	82	646
TETRA Technologies, Inc. (b)	105	170
Texas Pacific Land Trust	5	4,082
Tidewater Inc. (b)	28	660
Transocean Ltd. (a) (b)	432	2,767
U.S. Silica Holdings, Inc. (a)	58	736
Unit Corp. (b)	47	417
Valero Energy Corporation	350	29,961
W&T Offshore, Inc. (b)	84	419
Whiting Petroleum Corp. (a) (b)	75	1,410
Williams Cos. Inc.	1,015	28,455
World Fuel Services Corp.	56	2,025
WPX Energy, Inc. (b)	352	4,057
Total Common Stocks (cost $1,386,746)		1,175,310
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	3,563	3,563
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	553	553
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	210	209
Total Short Term Investments (cost $4,325)		4,325
Total Investments 100.1% (cost $1,391,071)		1,179,635
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net (0.1)%		(1,686)
Total Net Assets 100.0%		1,177,985

(a)  All or a portion of the security was on loan.

(b)  Non-income producing security.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.8%
Financials 98.8%
1st Source Corp.	6	285
Affiliated Managers Group, Inc.	17	1,573
AFLAC Incorporated	250	13,687
AG Mortgage Investment Trust, Inc.	10	152
Alleghany Corporation (a)	5	3,282
Allegiance Bancshares, Inc. (a)	4	147
Ally Financial Inc.	135	4,170
Amalgamated Bank - Class A	3	57
Ambac Financial Group, Inc. (a)	15	260
American Equity Investment Life Holding Company	29	788
American Express Company	238	29,379
American Financial Group, Inc.	25	2,566
American International Group, Inc.	289	15,420
American National Insurance Company	3	325
Ameriprise Financial, Inc.	45	6,566
Ameris Bancorp (b)	16	621
Amerisafe, Inc.	7	432
Annaly Capital Management, Inc.	463	4,228
	Shares/Par[1]	Value ($)
Anworth Mortgage Asset Corporation (b)	33	125
Aon PLC - Class A	80	15,368
Arch Capital Group Ltd. (a)	134	4,953
Ares Commercial Real Estate Corporation	8	123
Ares Management Corporation - Class A	27	696
Argo Group International Holdings, Ltd.	11	849
Arlington Asset Investment Corp. - Class A (b)	10	67
Arrow Financial Corporation	4	154
Arthur J Gallagher & Co.	61	5,354
Artisan Partners Asset Management Inc. - Class A	16	453
Associated Banc-Corp	55	1,166
Associated Capital Group Inc. - Class A	1	20
Assurant, Inc.	21	2,206
Assured Guaranty Ltd.	34	1,431
Athene Holding Ltd - Class A (a)	54	2,340
Atlantic Capital Bancshares, Inc. (a)	8	140
Atlantic Union Bankshares Corporation	24	862
AXA Equitable Holdings, Inc.	96	2,001
AXIS Capital Holdings Limited	28	1,664
Axos Financial, Inc. (a)	19	517
B. Riley & Co., LLC (b)	5	105
Banc of California, Inc.	15	209
BancFirst Corporation	6	308
BancorpSouth Bank	32	927
Bank of America Corporation	3,048	88,385
Bank of Hawaii Corporation	14	1,123
Bank of Marin Bancorp	4	178
Bank OZK	43	1,299
BankUnited, Inc.	33	1,100
Banner Corporation	12	626
Bar Harbor Bankshares	6	162
BB&T Corporation	253	12,445
Berkshire Hathaway Inc. - Class B (a)	433	92,338
Berkshire Hills Bancorp, Inc.	14	429
BGC Partners, Inc. - Class A	86	450
BlackRock, Inc.	39	18,517
Blackstone Mortgage Trust, Inc. - Class A (b)	38	1,365
Blucora, Inc. (a)	16	484
BOK Financial Corporation	11	818
Boston Private Financial Holdings Inc.	30	366
Bridge Bancorp Inc.	6	164
Brighthouse Financial, Inc. (a)	36	1,304
Brightsphere Investment Group PLC	27	309
Brookline Bancorp, Inc.	26	403
Brown & Brown Inc.	80	2,665
Bryn Mawr Bank Corp.	6	240
Byline Bancorp, Inc. (a)	6	107
Cadence Bancorporation - Class A	45	939
Camden National Corp.	6	262
Cannae Holdings, Inc. (a)	21	616
Capital One Financial Corporation	156	14,130
Capitol Federal Financial	43	596
Carolina Financial Corp.	7	247
Cathay General Bancorp	26	938
Cboe Global Markets, Inc.	37	3,862
CBTX, Inc.	7	186
Centerstate Bank Corporation	39	901
Central Pacific Financial Corp.	11	319
Century Bancorp Inc. - Class A	1	81
Charles Schwab Corp.	398	15,998
Chemical Financial Corp.	24	999
Chubb Limited	152	22,411
Cincinnati Financial Corp.	51	5,329
CIT Group Inc.	33	1,758
Citigroup Inc.	781	54,690
Citizens Financial Group Inc.	154	5,431
Citizens Inc. - Class A (a) (b)	19	135
City Holdings Co.	5	412
CME Group Inc.	119	23,055
CNO Financial Group, Inc.	52	871
Cohen & Steers, Inc.	8	401
Columbia Banking System Inc.	24	884
Columbia Financial, Inc. (a)	19	292
Comerica Inc.	53	3,859
Commerce Bancshares Inc.	34	2,003

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

4

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Community Bank System Inc.	17	1,115
Community Trust Bancorp Inc.	5	222
ConnectOne Bancorp, Inc.	10	219
Cowen Inc. - Class A (a) (b)	9	152
Crawford & Co. - Class A	5	56
Credit Acceptance Corp. (a)	3	1,641
Cullen/Frost Bankers Inc. (b)	20	1,843
Curo Group Holdings Corp. (a) (b)	5	52
Customers Bancorp, Inc. (a)	9	195
CVB Financial Corp.	38	793
Diamond Hill Investment Group, Inc.	1	162
Dime Community Bancshares Inc.	10	185
Discover Financial Services	109	8,446
Donegal Group Inc. - Class A	2	32
Donnelley Financial Solutions, Inc. (a)	13	173
Dynex Capital, Inc. (c)	7	112
E*TRADE Financial Corp.	82	3,643
Eagle Bancorp Inc.	11	571
East West Bancorp, Inc.	49	2,272
Eaton Vance Corp.	39	1,678
eHealth, Inc. (a)	6	537
EMC Insurance Group Inc.	3	98
Employer Holdings Inc.	12	489
Encore Capital Group Inc. (a) (b)	9	316
Enova International, Inc. (a)	11	249
Enstar Group Limited (a)	4	679
Enterprise Financial Services Corp.	8	343
Equity Bancshares, Inc. - Class A (a) (b)	5	129
Erie Indemnity Company - Class A	8	2,131
Essent Group Ltd. (a)	31	1,474
Evercore Inc. - Class A	13	1,194
Everest Re Group, Ltd.	14	3,363
Exantas Capital Corp.	9	101
EzCorp Inc. - Class A (a) (b)	20	191
FactSet Research Systems Inc.	13	3,659
FB Financial Corporation	6	218
FBL Financial Group, Inc. - Class A	3	219
Federal Agricultural Mortgage Corp. - Class C	3	224
Federated Investors Inc. - Class B	32	1,026
Fidelity National Financial, Inc.	92	3,714
Fidelity Southern Corp.	7	223
Fifth Third Bancorp	269	7,504
Financial Institutions Inc.	5	143
First American Financial Corporation	37	2,009
First Bancorp Inc.	10	378
First Bancorp Inc.	69	762
First Bancshares Inc.	4	128
First Busey Corp.	17	441
First Citizens BancShares, Inc. - Class A	2	1,000
First Commonwealth Financial Corp.	32	427
First Community Bancshares, Inc.	6	186
First Defiance Financial Corp.	7	188
First Financial Bancorp	32	784
First Financial Bancshares, Inc.	36	1,108
First Financial Corp.	3	135
First Foundation Inc.	12	155
First Hawaiian, Inc.	46	1,186
First Horizon National Corp. (b)	105	1,560
First Interstate BancSystem, Inc. - Class A	13	509
First Merchants Corp.	19	735
First Mid-Illinois Bancshares Inc.	4	145
First Midwest Bancorp Inc.	37	752
First of Long Island Corp.	9	171
First Republic Bank	56	5,422
FirstCash, Inc.	14	1,428
Flagstar Bancorp Inc.	10	335
Flushing Financial Corp.	9	195
FNB Corp.	107	1,254
Foxconn Interconnect Technology Limited	56	467
Franklin Financial Network, Inc.	5	145
Franklin Resources Inc.	101	3,526
Fulton Financial Corp.	56	919
GAMCO Investors Inc. - Class A	2	45
Genworth Financial, Inc. - Class A (a)	175	647
German American Bancorp Inc.	7	220
	Shares/Par[1]	Value ($)
Glacier Bancorp, Inc.	28	1,139
Global Indemnity Ltd - Class A	2	60
Granite Point Mortgage Trust Inc.	16	308
Great Southern Bancorp Inc.	4	247
Great Western Bancorp Inc.	19	691
Green Dot Corporation - Class A (a)	17	824
Greenhill & Co. Inc.	6	83
Greenlight Capital Re, Ltd. - Class A (a) (b)	10	81
Hamilton Lane Inc. - Class A	6	349
Hancock Whitney Co.	29	1,156
Hanmi Financial Corp.	10	217
Hanover Insurance Group Inc.	14	1,732
HarborOne Bancorp, Inc. (a)	4	72
Hartford Financial Services Group Inc.	120	6,686
HCI Group, Inc.	2	89
Heartland Financial USA, Inc.	10	443
Heritage Commerce Corp.	14	170
Heritage Financial Corporation	13	380
Heritage Insurance Holdings, Inc.	6	97
Hilltop Holdings Inc.	25	541
Home Bancshares Inc.	52	996
HomeStreet, Inc. (a)	9	252
HomeTrust Bancshares Inc.	6	155
Hope Bancorp, Inc.	44	603
Horace Mann Educators Corp.	14	571
Horizon Bancorp Inc.	12	199
Houlihan Lokey Inc. - Class A	11	500
Huntington Bancshares Inc.	347	4,802
IberiaBank Corp.	19	1,405
Independence Holding Co.	2	69
Independence Holdings, LLC	27	913
Independent Bank Corp.	6	135
Independent Bank Corp.	11	853
Independent Bank Group, Inc.	12	638
Interactive Brokers Group, Inc. (c)	23	1,279
Intercontinental Exchange, Inc.	189	16,264
International Bancshares Corp.	19	713
INTL FCStone Inc. (a)	5	210
Invesco Ltd.	131	2,680
Investors Bancorp, Inc.	81	904
James River Group, Inc.	10	459
Janus Henderson Group PLC	57	1,217
Jefferies Financial Group Inc.	84	1,621
JPMorgan Chase & Co.	1,088	121,594
K.K.R. Co., Inc.	161	4,063
Kearny Financial Corp	28	375
Kemper Corp.	18	1,583
KeyCorp	337	5,975
Kinsale Capital Group, Inc.	6	572
Ladder Capital Corp - Class A	29	490
Ladenburg Thalmann Financial Services Inc.	35	121
Lakeland Bancorp Inc.	15	246
Lakeland Financial Corp.	8	382
LegacyTexas Financial Group, Inc.	15	617
Legg Mason Inc.	29	1,104
LendingClub Corporation (a)	100	328
LendingTree, Inc. (a) (b)	3	1,069
Lincoln National Corp.	68	4,390
Live Oak Bancshares, Inc.	10	167
Loews Corp.	93	5,069
LPL Financial Holdings Inc.	28	2,278
Luther Burbank Corporation	6	63
M&T Bank Corporation	44	7,416
Markel Corp. (a)	5	5,019
MarketAxess Holdings Inc.	12	4,004
Marsh & McLennan Cos. Inc.	168	16,720
MBIA Inc. (a)	28	258
Mercantile Bank Corp.	5	176
Merchants Bancorp, Inc.	3	51
Mercury General Corp.	9	573
Meridian Bancorp, Inc.	16	295
Meta Financial Group, Inc.	12	330
MetLife, Inc.	271	13,450
MFA Financial, Inc.	147	1,059
MGIC Investment Corp. (a)	119	1,567

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

5

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Midland States Bancorp Inc.	8	202
Moelis & Company LLC - Class A	15	535
Moody's Corp.	57	11,135
Morgan Stanley	425	18,634
Morningstar Inc.	6	930
Mr. Cooper Group Inc. (a) (b)	26	210
MSCI Inc.	28	6,721
NASDAQ Inc.	38	3,681
National Bank Holdings Corp. - Class A	9	327
National General Holdings Corp.	21	491
National Western Life Group Inc. - Class A	1	204
Navient Corporation	75	1,021
NBT Bancorp Inc.	15	545
Nelnet, Inc. - Class A	7	388
New York Community Bancorp Inc.	155	1,550
Nicolet Bankshares, Inc. (a)	3	195
NMI Holdings Inc. - Class A (a)	22	632
Northern Trust Corp.	69	6,232
Northfield Bancorp Inc.	16	257
Northwest Bancshares Inc.	34	594
OceanFirst Financial Corp.	16	398
Ocwen Financial Corp. (a)	36	75
OFG Bancorp	17	407
Old Line Bancshares, Inc.	4	116
Old National Bancorp	51	853
Old Republic International Corp.	96	2,154
On Deck Capital Inc. (a)	11	47
Opus Bank	8	171
Origin Bancorp, Inc.	6	198
Oritani Financial Corp.	13	231
Pacific Premier Bancorp, Inc.	19	581
PacWest Bancorp	41	1,576
Park National Corp.	5	471
Peapack Gladstone Financial Corp.	5	151
PennyMac Financial Services, Inc.	20	439
Peoples Bancorp Inc.	6	193
People's United Financial Inc.	132	2,213
People's Utah Bancorp	6	170
Pinnacle Financial Partners, Inc.	24	1,398
Piper Jaffray Cos.	4	332
PJT Partners Inc. - Class A	7	269
PNC Financial Services Group Inc.	152	20,823
Popular Inc.	34	1,827
Preferred Bank	5	239
Primerica, Inc.	14	1,719
Principal Financial Group, Inc.	93	5,377
ProAssurance Corporation	17	630
Progressive Corp.	194	15,536
Prosperity Bancshares Inc. (b)	22	1,461
Protective Insurance Company - Class B	2	34
Provident Financial Services, Inc.	22	532
Prudential Financial Inc.	136	13,704
Pzena Investment Management, Inc. - Class A	4	36
QCR Holdings, Inc.	5	169
Radian Group Inc.	71	1,633
Raymond James Financial Inc.	42	3,558
Regions Financial Corporation	339	5,072
Reinsurance Group of America Inc.	21	3,252
RenaissanceRe Holdings Ltd	14	2,521
Renasant Corporation	16	579
Republic Bancorp Inc. - Class A	4	186
Republic First Bancorp Inc. (a)	19	92
RLI Corp.	12	1,070
S&P Global Inc.	83	18,795
S&T Bancorp Inc.	11	424
Safety Insurance Group, Inc.	5	471
Sandy Spring Bancorp Inc.	12	405
Seacoast Banking Corp. of Florida (a)	16	418
SEI Investments Co.	44	2,451
Selective Insurance Group Inc.	19	1,452
ServisFirst Bancshares, Inc.	16	537
Signature Bank	19	2,236
Simmons First National Corp. - Class A	30	689
SLM Corporation	144	1,395
South State Corp.	12	858
	Shares/Par[1]	Value ($)
Southside Bancshares, Inc. (b)	11	347
State Auto Financial Corp.	6	218
State Street Corp.	125	7,033
Sterling Bancorp	71	1,510
Sterling Bancorp, Inc.	6	64
Stewart Information Services Corp.	8	321
Stifel Financial Corp.	24	1,433
Stock Yards Bancorp Inc.	7	263
SunTrust Banks Inc.	147	9,266
SVB Financial Group (a)	18	3,936
Synchrony Financial	212	7,339
Synovus Financial Corp.	54	1,884
T. Rowe Price Group, Inc.	78	8,592
TCF Financial Corp.	53	1,095
TD Ameritrade Holding Corporation	93	4,649
Texas Capital Bancshares, Inc. (a)	17	1,046
TFS Financial Corporation (b)	18	320
The Allstate Corporation	110	11,231
The Bancorp, Inc. (a)	20	175
The Bank of New York Mellon Corporation (d)	286	12,626
The Goldman Sachs Group, Inc.	110	22,509
The PRA Group, Inc. (a)	16	437
The Travelers Companies, Inc.	87	13,065
Third Point Reinsurance Ltd. (a)	25	255
Tompkins Financial Corp.	4	363
Torchmark Corp.	36	3,180
TowneBank	24	660
TPG RE Finance Trust, Inc.	12	226
Trico Bancshares	8	306
Tristate Capital Holdings, Inc. (a)	6	133
Triumph Bancorp, Inc. (a) (b)	8	237
Trupanion Inc. (a) (b)	9	317
TrustCo Bank Corp.	30	236
Trustmark Corp.	21	700
Two Harbors Investment Corp.	83	1,054
U.S. Bancorp	505	26,452
UMB Financial Corp.	16	1,047
Umpqua Holdings Corp.	72	1,200
United Bankshares Inc.	34	1,275
United Community Banks, Inc.	27	759
United Community Financial Corp.	17	165
United Financial Bancorp Inc.	18	250
United Fire Group Inc.	7	335
United Insurance Holdings Corp.	6	90
Universal Insurance Holdings, Inc.	11	301
Univest Financial Corporation	10	273
Unum Group	71	2,395
Valley National Bancorp	111	1,199
Veritex Holdings Inc.	15	391
Victory Capital Holdings, Inc. - Class A (a)	4	72
Virtu Financial Inc. - Class A	17	367
Virtus Partners, Inc.	3	278
Voya Financial Inc.	48	2,670
W. R. Berkley Corporation	49	3,203
Waddell & Reed Financial Inc. - Class A (b) (c)	26	435
Walker & Dunlop, Inc.	10	545
Washington Federal Inc.	27	929
Washington Trust Bancorp Inc.	6	289
Waterstone Financial, Inc.	9	148
Webster Financial Corp.	30	1,451
Wells Fargo & Co.	1,435	67,925
WesBanco Inc.	18	704
Westamerica Bancorp	9	567
Western Alliance Bancorp (a)	33	1,481
Westwood Holdings Group Inc.	3	106
White Mountains Insurance Group Ltd	1	1,072
Willis Towers Watson Public Limited Company	43	8,222
Wintrust Financial Corporation	19	1,376
WisdomTree Investments, Inc.	45	280
World Acceptance Corp. (a)	3	413
WSFS Financial Corp.	17	687
Zions Bancorp	62	2,856
		1,272,555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

6

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Real Estate 1.0%
AGNC Investment Corp.	177	2,978
Apollo Commercial Real Estate Finance, Inc.	47	861
Arbor Realty Trust, Inc. (b)	23	284
ARMOUR Residential REIT, Inc.	19	352
Capstead Mortgage Corporation	32	267
Chimera Investment Corporation	64	1,200
Colony Credit Real Estate, Inc. - Class A	28	433
Invesco Mortgage Capital Inc.	41	661
KKR Real Estate Finance Trust Inc.	7	136
New Residential Investment Corp.	138	2,118
New York Mortgage Trust Inc.	62	383
PennyMac Mortgage Investment Trust	24	534
Ready Capital Corporation	10	152
Redwood Trust Inc.	31	514
Starwood Property Trust, Inc.	94	2,133
Western Asset Mortgage Capital Corporation	15	152
		13,158
Total Common Stocks (cost $1,055,859)		1,285,713
RIGHTS 0.0%
NewStar Financial, Inc. (a) (c) (e)	5	1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (f)	2,155	2,155
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (f)	1,872	1,872
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	240	239
Total Short Term Investments (cost $4,266)		4,266
Total Investments 100.1% (cost $1,060,126)		1,289,980
Other Derivative Instruments 0.0%		49
Other Assets and Liabilities, Net (0.1)%		(1,831)
Total Net Assets 100.0%		1,288,198

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(d)   Investment in affiliate.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)   The coupon rate represents the yield to maturity.

JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.9%
Health Care 99.9%
Abbott Laboratories	1,379	115,951
AbbVie Inc.	1,158	84,189
Abeona Therapeutics Inc. (a) (b)	22	104
ABIOMED, Inc. (a)	35	9,173
Acadia Healthcare Company, Inc. (a)	71	2,471
ACADIA Pharmaceuticals Inc. (a) (b)	83	2,227
Accelerate Diagnostics, Inc. (a) (b)	21	490
Acceleron Pharma Inc. (a)	36	1,477
Accuray Incorporated (a)	73	281
Achillion Pharmaceuticals, Inc. (a)	94	252
Acorda Therapeutics, Inc. (a)	31	235
Addus HomeCare Corporation (a)	9	659
Aduro Biotech, Inc. (a)	30	47
Aerie Pharmaceuticals, Inc. (a) (b)	34	1,010
Agenus Inc. (a) (b)	73	220
	Shares/Par[1]	Value ($)
Agilent Technologies, Inc.	250	18,660
Agios Pharmaceuticals, Inc. (a) (b)	42	2,093
Aimmune Therapeutics, Inc. (a) (b)	29	612
Akcea Therapeutics, Inc. (a) (b)	15	343
Akebia Therapeutics, Inc. (a)	64	308
Akorn, Inc. (a)	76	390
Alder BioPharmaceuticals, Inc. (a)	51	597
Alexion Pharmaceuticals, Inc. (a)	175	22,981
Align Technology, Inc. (a)	60	16,374
Alkermes Public Limited Company (a)	123	2,763
Allakos Inc. (a) (b)	10	450
Allergan Public Limited Company	261	43,724
Allogene Therapeutics, Inc. (a) (b)	19	511
Allscripts Healthcare Solutions, Inc. (a)	140	1,623
Alnylam Pharmaceuticals, Inc. (a)	76	5,490
AMAG Pharmaceuticals, Inc. (a)	26	261
Amedisys, Inc. (a)	25	3,072
AmerisourceBergen Corporation	124	10,601
Amgen Inc.	488	90,001
Amicus Therapeutics, Inc. (a)	177	2,207
AMN Healthcare Services, Inc. (a)	36	1,961
Amneal Pharmaceuticals, Inc. - Class A (a)	70	500
Amphastar Pharmaceuticals, Inc. (a)	25	534
Anaptysbio, Inc. (a)	19	1,082
AngioDynamics, Inc. (a)	32	627
ANI Pharmaceuticals, Inc. (a)	8	617
Anika Therapeutics, Inc. (a)	11	466
Antares Pharma, Inc. (a)	109	359
Anthem, Inc.	202	56,910
Apellis Pharmaceuticals, Inc. (a)	31	778
Apollo Medical Holdings, Inc. (a) (b)	17	286
Arcus Biosciences, Inc. (a)	17	133
Arena Pharmaceuticals, Inc. (a)	39	2,314
ArQule, Inc. (a) (b)	76	840
Array BioPharma Inc. (a)	173	7,997
Arrowhead Pharmaceuticals Inc (a) (b)	67	1,777
Arvinas, Inc. (a) (b)	9	195
Assembly Biosciences, Inc. (a)	16	219
Assertio Therapeutics, Inc. (a)	51	175
Atara Biotherapeutics, Inc. (a) (b)	33	660
Athenex, Inc. (a) (b)	36	721
AtriCure, Inc. (a)	30	908
Atrion Corporation	1	992
Audentes Therapeutics, Inc. (a)	29	1,100
Avanos Medical, Inc. (a)	38	1,668
AVROBIO, Inc. (a)	10	163
AxoGen, Inc. (a)	25	500
Axonics Modulation Technologies, Inc. (a) (b)	8	313
Axsome Therapeutics, Inc. (a) (b)	18	470
Baxter International Inc.	383	31,331
Becton, Dickinson and Company	212	53,306
BioCryst Pharmaceuticals, Inc. (a)	66	251
Biogen Inc. (a)	154	36,124
Biohaven Pharmaceutical Holding Company Ltd. (a)	34	1,495
BioMarin Pharmaceutical Inc. (a)	140	11,989
Bio-Rad Laboratories, Inc. - Class A (a)	17	5,245
BioSpecifics Technologies Corp. (a)	5	289
Bio-Techne Corporation	29	6,143
BioTelemetry, Inc. (a)	27	1,294
Bluebird Bio, Inc. (a)	43	5,480
Blueprint Medicines Corporation (a)	33	3,127
Boston Scientific Corp. (a)	1,089	46,825
Bristol-Myers Squibb Co.	1,281	58,095
Brookdale Senior Living Inc. (a)	134	966
Bruker Corp.	87	4,330
Calyxt, Inc. (a) (b)	8	96
Cambrex Corp. (a)	26	1,237
Cantel Medical Corp.	30	2,394
Cara Therapeutics, Inc. (a) (b)	25	546
Cardinal Health, Inc.	234	11,023
Cardiovascular Systems Inc. (a)	27	1,178
Caredx, Inc. (a)	29	1,059
Castlight Health, Inc. - Class B (a)	64	207
Catalent Inc. (a)	115	6,223
Catalyst Pharmaceuticals, Inc. (a) (b)	72	278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

7

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Celgene Corp. (a)	551	50,923
Centene Corporation (a)	325	17,028
Cerner Corp.	255	18,688
Cerus Corporation (a)	104	583
Charles River Laboratories International Inc. (a)	38	5,372
Chemed Corporation	13	4,583
ChemoCentryx, Inc. (a)	16	145
Cigna Corp.	299	47,071
Clovis Oncology Inc. (a) (b)	36	534
Codexis, Inc. (a)	38	705
Coherus Biosciences, Inc. (a) (b)	40	891
Collegium Pharmaceutical, Inc. (a)	17	226
Community Health Systems Inc. (a) (b)	72	192
Computer Programs & Systems Inc.	11	292
Conmed Corp.	22	1,905
Cooper Cos. Inc.	39	13,095
Corcept Therapeutics Inc. (a)	85	944
Corvel Corp. (a)	8	719
Covetrus, Inc. (a)	79	1,931
Crinetics Pharmaceuticals, Inc. (a) (b)	8	189
CRISPR Therapeutics AG (a) (b)	21	972
Cross Country Healthcare Inc. (a)	29	273
CryoLife Inc. (a)	29	876
CVS Health Corp.	1,018	55,452
Cyclerion Therapeutics, Inc. (a)	11	127
Cymabay Therapeutics, Inc. (a) (b)	47	336
Cytokinetics, Incorporated (a)	37	415
Cytomx Therapeutics, Inc. (a)	37	417
Danaher Corp.	496	70,898
DaVita Inc. (a)	98	5,494
Deciphera Pharmaceuticals, Inc. (a) (b)	12	277
Denali Therapeutics Inc. (a) (b)	49	1,018
Dentsply Sirona Inc.	175	10,234
Dermira, Inc. (a)	35	335
DexCom Inc. (a)	71	10,579
Dicerna Pharmaceuticals, Inc. (a)	33	520
Diplomat Pharmacy, Inc. (a)	43	259
Dynavax Technologies Corporation (a) (b)	48	193
Eagle Pharmaceuticals Inc. (a)	10	528
Editas Medicine, Inc. (a) (b)	34	841
Edwards Lifesciences Corporation (a)	163	30,133
Eidos Therapeutics, Inc. (a) (b)	6	179
Elanco Animal Health (a)	216	7,316
Eli Lilly & Co.	702	77,791
Emergent BioSolutions Inc. (a)	35	1,685
Enanta Pharmaceuticals, Inc. (a)	11	933
Encompass Health Corporation	78	4,937
Endo International Public Limited Company (a)	164	674
Epizyme, Inc. (a)	56	708
Esperion Therapeutics, Inc. (a) (b)	19	881
Evolent Health, Inc. - Class A (a)	56	443
Evolus, Inc. (a) (b)	10	141
Exact Sciences Corporation (a)	98	11,623
Exelixis, Inc. (a)	234	4,994
Fate Therapeutics, Inc. (a) (b)	40	810
FibroGen, Inc. (a)	61	2,750
Five Prime Therapeutics, Inc. (a)	28	167
Flexion Therapeutics, Inc. (a) (b)	25	308
Fluidigm Corporation (a)	54	666
Forty Seven, Inc. (a)	7	78
G1 Therapeutics, Inc. (a)	18	543
GenMark Diagnostics, Inc. (a)	40	261
Genomic Health, Inc. (a)	20	1,188
Geron Corp. (a) (b)	138	194
Gilead Sciences Inc.	1,001	67,622
Glaukos Corp. (a)	27	2,049
Global Blood Therapeutics, Inc. (a) (b)	45	2,343
Globus Medical Inc. - Class A (a)	61	2,564
GlycoMimetics, Inc. (a)	29	345
Gossamer Bio, Inc. (a)	16	344
Guardant Health, Inc. (a)	13	1,160
Haemonetics Corp. (a)	40	4,783
Halozyme Therapeutics, Inc. (a)	104	1,785
Hanger, Inc. (a)	26	503
HCA Healthcare, Inc.	215	29,125
	Shares/Par[1]	Value ($)
HealthEquity, Inc. (a)	45	2,937
Healthstream, Inc. (a)	21	548
Henry Schein Inc. (a)	118	8,262
Heron Therapeutics, Inc. (a) (b)	57	1,066
Heska Corporation (a)	6	481
Hill-Rom Holdings Inc.	52	5,454
HMS Holdings Corp. (a)	65	2,117
Hologic Inc. (a)	210	10,079
Homology Medicines, Inc. (a) (b)	12	238
Horizon Therapeutics Public Limited Company (a)	132	3,172
Humana Inc.	106	28,195
ICU Medical, Inc. (a)	15	3,876
IDEXX Laboratories, Inc. (a)	68	18,641
Illumina Inc. (a)	115	42,501
ImmunoGen, Inc. (a)	130	281
Immunomedics Inc. (a) (b)	121	1,675
Incyte Corporation (a)	143	12,158
Innoviva, Inc. (a)	58	849
Inogen, Inc. (a)	15	969
Inovalon Holdings, Inc. - Class A (a) (b)	55	793
Inovio Pharmaceuticals, Inc. (a) (b)	74	218
Insmed Inc. (a)	63	1,607
Inspire Medical Systems Inc. (a)	9	560
Insulet Corporation (a) (b)	46	5,532
Integer Holdings Corporation (a)	26	2,158
Integra LifeSciences Holdings Corp. (a)	57	3,172
Intellia Therapeutics, Inc. (a)	25	409
Intercept Pharmaceuticals, Inc. (a)	19	1,493
Intersect ENT, Inc. (a)	24	538
Intra-Cellular Therapies, Inc. (a)	35	452
Intrexon Corporation (a) (b)	40	306
Intuitive Surgical, Inc. (a)	90	47,208
Invitae Corporation (a)	63	1,482
Ionis Pharmaceuticals Inc. (a) (b)	104	6,691
Iovance Biotherapeutics Inc. (a) (b)	82	2,000
IQVIA Inc. (a)	132	21,262
iRhythm Technologies Inc. (a)	19	1,510
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	122	1,338
Jazz Pharmaceuticals Public Limited Company (a)	44	6,335
Johnson & Johnson	2,091	291,227
KalVista Pharmaceuticals Inc. (a) (b)	7	164
Karyopharm Therapeutics Inc. (a) (b)	37	222
Kiniksa Pharmaceuticals Ltd. - Class A (a)	8	111
Krystal Biotech, Inc. (a) (b)	6	251
Kura Operations, Inc. (a)	20	388
Laboratory Corporation of America Holdings (a)	77	13,385
Lantheus Holdings Inc. (a)	32	907
LeMaitre Vascular Inc.	14	397
Lexicon Pharmaceuticals, Inc. (a) (b)	36	229
LHC Group, Inc. (a)	24	2,820
Ligand Pharmaceuticals Incorporated (a) (b)	16	1,854
LivaNova PLC (a)	38	2,704
Luminex Corporation	33	685
MacroGenics Inc. (a)	33	567
Madrigal Pharmaceuticals Inc. (a) (b)	6	676
Magellan Health Services Inc. (a)	17	1,296
Mallinckrodt Public Limited Company (a)	67	613
Masimo Corp. (a)	40	5,893
McKesson Corporation	151	20,289
Medicines Co. (a) (b)	57	2,065
Medidata Solutions, Inc. (a)	48	4,375
Mednax, Inc. (a)	71	1,786
Medpace Holdings, Inc. (a)	22	1,411
Medtronic Public Limited Company	1,052	102,477
MeiraGTx Holdings plc (a)	10	281
Merck & Co., Inc.	2,026	169,912
Meridian Bioscience Inc.	33	391
Merit Medical Systems Inc. (a)	43	2,553
Mesa Laboratories, Inc. (b)	3	722
Mettler-Toledo International Inc. (a)	20	16,363
Minerva Neurosciences Inc. (a)	27	153
Mirati Therapeutics, Inc. (a) (b)	18	1,866
Molina Healthcare, Inc. (a)	46	6,637
Momenta Pharmaceuticals, Inc. (a)	76	945
Mylan Holdings Ltd. (a)	406	7,729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

8

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Myokardia, Inc. (a)	33	1,661
Myovant Sciences Ltd. (a) (b)	12	107
Myriad Genetics, Inc. (a)	60	1,669
NanoString Technologies, Inc. (a)	25	770
Natera, Inc. (a)	34	928
National Healthcare Corp.	9	734
National Research Corp. - Class A	10	564
Natus Medical Inc. (a)	27	687
Nektar Therapeutics (a)	136	4,827
Neogen Corp. (a)	41	2,521
Neogenomics, Inc. (a)	72	1,587
Neurocrine Biosciences, Inc. (a)	72	6,038
Nevro Corp. (a)	24	1,558
Nextgen Healthcare Inc. (a)	40	795
Novavax, Inc. (a) (b) (c)	16	93
Novocure Limited (a) (b)	60	3,799
NuVasive Inc. (a)	41	2,408
Odonate Therapeutics, Inc. (a) (b)	5	192
Omeros Corporation (a) (b)	36	560
Omnicell, Inc. (a)	32	2,710
OPKO Health, Inc. (a) (b)	264	643
OptiNose, Inc. (a) (b)	8	57
Orasure Technologies, Inc. (a)	50	465
Orthofix Medical Inc. (a)	16	842
Orthopediatrics Corp. (a)	7	269
Pacific Biosciences of California, Inc. (a)	105	636
Pacira Biosciences, Inc. (a)	29	1,281
Patterson Cos. Inc.	68	1,556
PDL BioPharma, Inc. (a)	114	358
Penumbra, Inc. (a) (b)	24	3,872
PerkinElmer Inc.	87	8,350
Perrigo Company Public Limited Company	101	4,785
PetIQ, Inc. - Class A (a)	15	483
Pfizer Inc.	4,359	188,813
Phibro Animal Health Corporation - Class A	15	488
Portola Pharmaceuticals, Inc. (a) (b)	48	1,290
PRA Health Sciences, Inc. (a)	47	4,615
Premier Healthcare Solutions, Inc. - Class A (a)	51	1,980
Prestige Consumer Healthcare Inc. (a)	42	1,328
Principia Biopharma Inc. (a) (b)	7	217
Progenics Pharmaceuticals Inc. (a)	73	451
Prothena Corporation Public Limited Company (a)	32	340
Providence Services Corp. (a)	10	558
PTC Therapeutics, Inc. (a)	39	1,770
Puma Biotechnology, Inc. (a)	24	301
Quanterix Corporation (a)	7	235
Quest Diagnostics Incorporated	105	10,709
Quidel Corporation (a)	27	1,614
Quotient Limited (a) (b)	41	381
R1 RCM Inc. (a)	73	916
RA Pharmaceuticals, Inc. (a)	21	642
Radius Health Inc. (a)	34	833
RadNet Inc. (a)	33	453
Reata Pharmaceuticals, Inc. - Class A (a) (b)	15	1,444
Regeneron Pharmaceuticals, Inc. (a)	63	19,769
Regenxbio Inc. (a)	25	1,281
Repligen Corp. (a)	31	2,685
ResMed Inc.	113	13,777
Retrophin Inc. (a) (b)	30	594
Revance Therapeutics Inc. (a)	34	440
Rhythm Pharmaceuticals, Inc. (a) (b)	13	294
Rigel Pharmaceuticals Inc. (a)	117	305
Rocket Pharmaceuticals, Ltd. (a) (b)	24	353
Rockwell Medical, Inc. (a) (b)	34	102
Rubius Therapeutics, Inc. (a) (b)	25	394
Sage Therapeutics Inc. (a) (b)	40	7,375
Sangamo Therapeutics Inc. (a) (b)	83	898
Sarepta Therapeutics Inc. (a) (b)	54	8,146
Scholar Rock Holding Corporation (a) (b)	9	147
Seattle Genetics Inc. (a)	89	6,135
Select Medical Holdings Corporation (a)	87	1,385
Senseonics Holdings, Inc. (a) (b)	60	122
Solid Biosciences Inc. (a) (b)	14	81
Sorrento Therapeutics, Inc. (a) (b)	85	226
Spark Therapeutics, Inc. (a)	27	2,722
	Shares/Par[1]	Value ($)
Spectrum Pharmaceuticals, Inc. (a)	77	662
Staar Surgical Co. (a) (b)	27	803
Stemline Therapeutics, Inc. (a) (b)	24	366
Steris Limited	66	9,874
Stryker Corp.	263	54,097
Supernus Pharmaceuticals Inc. (a)	42	1,392
SurModics Inc. (a)	11	469
Symbion, Inc. (a) (b)	11	87
Syneos Health, Inc. - Class A (a)	49	2,518
Tabula Rasa HealthCare Inc. (a) (b)	13	632
Tactile Systems Technology, Inc. (a)	12	692
Tandem Diabetes Care Inc. (a)	41	2,658
Teladoc Health, Inc. (a) (b)	53	3,532
Teleflex Inc.	36	11,958
Tenet Healthcare Corporation (a)	70	1,440
TG Biologics, Inc. (a) (b)	51	443
The Ensign Group, Inc.	39	2,246
TherapeuticsMD, Inc. (a) (b)	166	432
Theravance Biopharma, Inc. (a) (b)	36	590
Thermo Fisher Scientific Inc.	313	91,969
Tilray, Inc. (a) (b)	19	877
Tivity Health, Inc. (a)	40	654
Transenterix Surgical, Inc. (a) (b)	129	176
Tricida, Inc. (a) (b)	13	526
Triple-S Management Corp. - Class B (a)	19	442
Twist Bioscience Corporation (a)	4	127
U. S. Physical Therapy, Inc. (b)	10	1,270
Ultragenyx Pharmaceutical Inc. (a) (b)	41	2,624
uniQure N.V. (a) (b)	22	1,743
United Therapeutics Corporation (a)	34	2,651
UnitedHealth Group Incorporated	753	183,813
Universal Health Services Inc. - Class B	65	8,503
Vanda Pharmaceuticals Inc. (a)	39	551
Varex Imaging Corporation (a)	30	934
Varian Medical Systems, Inc. (a)	71	9,725
Veeva Systems Inc. - Class A (a)	98	15,938
Veracyte, Inc. (a)	26	735
Vericel Corporation (a)	33	616
Vertex Pharmaceuticals Incorporated (a)	201	36,814
ViewRay, Inc. (a) (b)	40	356
Viking Therapeutics, Inc. (a) (b)	51	421
Vocera Communications, Inc. (a) (b)	23	743
Voyager Therapeutics, Inc. (a)	18	478
Waters Corp. (a)	56	12,095
Wave Life Sciences Ltd. (a) (b)	15	401
WellCare Health Plans, Inc. (a)	39	11,237
West Pharmaceutical Services Inc.	58	7,305
Wright Medical Group N.V. (a)	96	2,847
Xencor, Inc. (a)	40	1,646
Y-mAbs Therapeutics, Inc. (a) (b)	5	123
Zimmer Biomet Holdings, Inc.	161	18,921
ZIOPHARM Oncology, Inc. (a) (b)	108	628
Zoetis Inc. - Class A	376	42,708
Zogenix, Inc. (a)	32	1,514
Total Common Stocks (cost $2,521,642)		3,220,052
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	16,282	16,282
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	2,813	2,813
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	345	344
Total Short Term Investments (cost $19,439)		19,439
Total Investments 100.5% (cost $2,541,081)		3,239,491
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net (0.5)%		(16,161)
Total Net Assets 100.0%		3,223,344

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

9

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(c)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 98.7%
2U, Inc. (a) (b)	28	1,047
3D Systems Corporation (a) (b)	55	503
8x8 Inc. (a) (b)	45	1,089
A10 Networks, Inc. (a)	26	180
Acacia Communications, Inc. (a)	15	702
Accenture Public Limited Company - Class A	306	56,477
ACI Worldwide, Inc. (a)	56	1,925
Adobe Inc. (a)	234	68,849
Ads Alliance Data Systems Inc.	22	3,114
ADTRAN, Inc.	23	353
Advanced Energy Industries, Inc. (a)	19	1,066
Advanced Micro Devices, Inc. (a)	455	13,816
Agilysys, Inc. (a)	8	175
Akamai Technologies, Inc. (a)	80	6,386
Alarm.Com Holdings, Inc. (a)	19	1,014
Alpha and Omega Semiconductor Limited (a)	9	86
Altair Engineering Inc. - Class A (a) (b)	14	573
Alteryx, Inc. - Class A (a)	22	2,368
Ambarella Inc. (a)	16	714
Amkor Technology, Inc. (a)	52	390
Amphenol Corporation - Class A	144	13,801
Analog Devices, Inc.	177	19,959
Anixter International Inc. (a)	15	919
ANSYS, Inc. (a)	40	8,093
AppFolio, Inc. - Class A (a)	6	609
Appian Corporation - Class A (a) (b)	9	336
Apple Inc.	2,261	447,503
Applied Materials, Inc.	456	20,461
Applied Optoelectronics, Inc. (a) (b)	9	93
Arista Networks, Inc. (a)	26	6,648
Arlo Technologies, Inc. (a)	38	151
Arrow Electronics, Inc. (a)	42	3,018
Aspen Technology, Inc. (a)	34	4,275
Autodesk, Inc. (a)	104	17,004
Automatic Data Processing, Inc.	209	34,544
Avaya Holdings Corp. (a)	53	634
Avnet, Inc.	51	2,324
AVX Corporation	25	408
Axcelis Technologies, Inc. (a)	16	236
Badger Meter, Inc.	14	842
Belden Inc.	20	1,172
Benchmark Electronics, Inc.	23	567
Benefitfocus.Com, Inc. (a)	15	415
Black Knight, Inc. (a)	69	4,136
Blackbaud, Inc.	24	1,965
Blackline, Inc. (a)	19	1,025
Booz Allen Hamilton Holding Corporation - Class A	67	4,407
Bottomline Technologies Inc. (a)	21	908
Box, Inc. - Class A (a)	65	1,146
Broadcom Inc.	190	54,677
Broadridge Financial Solutions, Inc.	56	7,200
Brooks Automation Inc.	34	1,326
Cabot Microelectronics Corporation	14	1,535
CACI International Inc. - Class A (a)	12	2,448
Cadence Design Systems Inc. (a)	135	9,547
CalAmp Corp. (a)	16	182
Carbon Black, Inc. (a)	7	117
Carbonite Inc. (a)	15	403
Cardtronics PLC - Class A (a)	22	610
Casa Systems, Inc. (a)	15	93
Cass Information Systems, Inc.	7	347
CDK Global, Inc.	60	2,945
CDW Corp.	71	7,872
	Shares/Par[1]	Value ($)
Ceridian HCM Holding Inc. (a)	19	948
CEVA Inc. (a)	11	260
ChannelAdvisor Corp. (a)	9	83
Ciena Corp. (a)	74	3,047
Cirrus Logic Inc. (a)	30	1,292
Cisco Systems, Inc.	2,108	115,395
Cision Ltd. (a)	36	423
Citrix Systems Inc.	63	6,218
Cloudera, Inc. (a)	106	556
Cognex Corp.	84	4,009
Cognizant Technology Solutions Corp. - Class A	276	17,508
Coherent Inc. (a)	12	1,605
Cohu Inc.	20	304
CommScope Holding Company, Inc. (a)	93	1,464
CommVault Systems Inc. (a)	21	1,044
Comtech Telecommunications Corp.	11	322
Conduent Inc. (a)	87	834
Control4 Corporation (a)	12	286
CoreLogic, Inc. (a)	39	1,640
Cornerstone OnDemand, Inc. (a)	23	1,319
Corning Inc.	380	12,625
Coupa Software Incorporated (a) (b)	26	3,332
Cray Inc. (a)	20	689
Cree Inc. (a)	49	2,769
CSG Systems International Inc.	16	793
CTS Corp.	15	420
Cypress Semiconductor Corp.	177	3,935
Daktronics Inc.	18	113
Dell Technology, Inc. - Class C (a)	74	3,766
Diebold Nixdorf Inc. (a) (b)	48	436
Diodes Inc. (a)	19	706
DocuSign, Inc. (a) (b)	50	2,468
Dolby Laboratories, Inc.	31	2,013
Domo Inc. (a) (b)	4	119
Dropbox, Inc. - Class A (a)	93	2,336
DXC Technology Company	127	6,982
Ebix Inc. (b)	11	536
EchoStar Corp. - Class A (a)	23	1,041
Elastic NV (a) (b)	13	957
Electronics for Imaging Inc. (a)	22	793
Endurance International Group Holdings, Inc. (a)	29	139
Enphase Energy, Inc. (a)	35	644
Entegris, Inc.	69	2,560
Envestnet, Inc. (a)	22	1,503
EPAM Systems, Inc. (a)	26	4,458
ePlus Inc. (a)	7	458
Euronet Worldwide Inc. (a)	25	4,159
Everbridge, Inc. (a)	15	1,363
EVERTEC, Inc.	30	979
EVO Payments, Inc. - Class A (a)	13	414
Exela Technologies, Inc. (a) (b)	22	48
ExlService Holdings Inc. (a)	17	1,099
Extreme Networks, Inc. (a)	57	371
F5 Networks Inc. (a)	28	4,053
Fabrinet (a)	18	877
Fair Isaac Corp. (a)	14	4,433
FARO Technologies Inc. (a)	8	433
Fidelity National Information Services, Inc.	155	19,011
Finisar Corporation (a)	57	1,298
FireEye, Inc. (a)	90	1,329
First Data Corporation - Class A (a)	270	7,309
First Solar Inc. (a)	38	2,500
Fiserv Inc. (a)	188	17,133
Fitbit, Inc. - Class A (a) (b)	98	433
Five9 Inc. (a)	27	1,376
FleetCor Technologies Inc. (a)	41	11,579
Flex Ltd. (a)	258	2,469
FLIR Systems Inc.	67	3,618
Forescout Technologies, Inc. (a)	17	565
FormFactor Inc. (a)	36	561
Fortinet, Inc. (a)	69	5,280
Gartner Inc. (a)	43	6,972
Global Payments Inc.	76	12,130
GreenSky, Inc. - Class A (a)	21	260
Guidewire Software, Inc. (a)	39	3,932

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

10

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hackett Group Inc.	12	194
Harmonic Inc. (a) (b)	41	229
Hewlett Packard Enterprise Company	661	9,889
HP Inc.	736	15,303
HubSpot Inc. (a)	19	3,241
Ichor Holdings, Ltd. (a)	9	212
II-VI Inc. (a) (b)	29	1,070
Infinera Corporation (a)	74	215
INPHI Corporation (a)	19	957
Insight Enterprises, Inc. (a)	17	1,000
Instructure, Inc. (a)	14	609
Intel Corp.	2,154	103,114
InterDigital Communications, Inc.	17	1,086
International Business Machines Corp.	427	58,841
Intuit Inc.	124	32,529
IPG Photonics Corporation (a)	18	2,812
Itron Inc. (a)	17	1,072
J2 Cloud Services, LLC (b)	24	2,120
Jabil Inc.	63	2,002
Jack Henry & Associates Inc.	37	5,010
Juniper Networks, Inc.	167	4,451
KBR, Inc.	69	1,722
Kemet Corp.	25	470
Keysight Technologies, Inc. (a)	89	8,025
Kimball Electronics Group, LLC (a)	11	182
KLA-Tencor Corp.	79	9,369
Knowles Corporation (a)	44	799
Kulicke & Soffa Industries Inc.	33	738
Lam Research Corp.	73	13,680
Lattice Semiconductor Corp. (a)	62	911
Leidos Holdings Inc.	65	5,218
Limelight Networks, Inc. (a)	55	148
Littelfuse Inc.	12	2,149
LivePerson Inc. (a)	29	805
Liveramp, Inc. (a)	33	1,591
LogMeIn, Inc.	25	1,851
Lumentum Holdings Inc. (a)	36	1,918
MACOM Technology Solutions Holdings, Inc. (a)	22	334
Manhattan Associates Inc. (a)	32	2,208
Mantech International Corp. - Class A	13	842
Marvell Technology Group Ltd	303	7,237
MasterCard Incorporated - Class A	437	115,656
Maxim Integrated Products, Inc.	130	7,791
MAXIMUS Inc.	31	2,257
MaxLinear, Inc. - Class A (a)	32	740
Mellanox Technologies Ltd (a)	22	2,413
Methode Electronics Inc.	18	512
Microchip Technology Inc. (b)	113	9,804
Micron Technology Inc. (a)	535	20,660
Microsoft Corp.	3,495	468,180
MicroStrategy Inc. - Class A (a)	5	655
Mimecast Uk Limited (a)	24	1,126
Mitek Systems, Inc. (a)	16	157
MKS Instruments, Inc.	27	2,067
Mobileiron, Inc. (a)	24	150
Model N, Inc. (a)	11	212
MongoDB, Inc. - Class A (a) (b)	15	2,351
Monolithic Power Systems Inc.	19	2,643
Monotype Imaging Holdings Inc.	17	285
Motorola Solutions Inc.	78	13,057
MTS Systems Corp.	9	506
Nanometrics Inc. (a)	10	348
National Instruments Corp.	61	2,555
NCR Corporation (a)	57	1,776
NetApp, Inc.	117	7,204
NETGEAR, Inc. (a)	15	390
NetScout Systems, Inc. (a)	39	990
New Relic, Inc. (a)	23	1,984
NIC Inc.	32	517
Nlight, Inc. (a) (b)	10	197
Novantas Inc. (a)	16	1,504
Nuance Communications, Inc. (a)	139	2,219
Nutanix, Inc. - Class A (a)	64	1,662
NVE Corp.	2	164
NVIDIA Corporation	276	45,343
	Shares/Par[1]	Value ($)
Okta Inc. - Class A (a)	49	6,046
ON Semiconductor Corp. (a)	192	3,870
Onespan, Inc. (a)	15	208
Oracle Corporation	1,204	68,568
OSI Systems Inc. (a)	8	937
Palo Alto Networks Inc. (a)	45	9,171
Park Electrochemical Corp.	9	156
Paychex Inc.	154	12,667
Paycom Software, Inc. (a)	24	5,474
Paylocity Holding Corporation (a)	15	1,439
Paypal Holdings, Inc. (a)	534	61,170
PC Connection, Inc.	6	204
PDF Solutions Inc. (a)	9	119
Pegasystems Inc.	19	1,356
Perficient, Inc. (a)	17	579
Perspecta Inc.	72	1,691
Photronics Inc. (a)	34	278
Pivotal Software, Inc. - Class A (a)	28	292
Plantronics Inc.	16	606
Plexus Corp. (a)	16	911
Pluralsight, Inc. - Class A (a)	20	597
Power Integrations Inc.	14	1,142
Presidio Inc.	18	246
Progress Software Corp.	20	856
Proofpoint Inc. (a)	26	3,142
PROS Holdings, Inc. (a)	16	1,007
PTC Inc. (a)	54	4,870
Pure Storage, Inc. - Class A (a)	87	1,329
Q2 Holdings, Inc. (a)	18	1,347
QAD Inc. - Class A	6	238
Qorvo, Inc. (a)	61	4,056
QUALCOMM Inc.	581	44,234
Qualys, Inc. (a)	16	1,398
Rambus Inc. (a)	52	626
Rapid7 Inc. (a)	19	1,076
RealPage, Inc. (a)	36	2,138
Red Hat Inc. (a)	85	15,934
Ribbon Communications Inc. (a)	25	123
RingCentral, Inc. - Class A (a)	33	3,776
Rogers Corp. (a)	9	1,536
Rudolph Technologies Inc. (a)	15	428
Sabre Corporation	133	2,960
SailPoint Technologies Holdings, Inc. (a)	37	746
Salesforce.Com, Inc. (a)	367	55,658
Sanmina Corp. (a)	33	997
ScanSource Inc. (a)	12	404
Science Applications International Corp.	26	2,276
Seagate Technology Public Limited Company	122	5,750
Secureworks Corp. - Class A (a) (b)	3	40
Semtech Corp. (a)	32	1,541
ServiceNow, Inc. (a)	86	23,681
ShotSpotter, Inc. (a) (b)	3	140
Silicon Laboratories Inc. (a)	21	2,171
Skyworks Solutions, Inc.	83	6,402
SMART Global Holdings, Inc. (a)	2	37
Smartsheet Inc. - Class A (a)	42	2,026
SolarEdge Technologies Ltd. (a)	21	1,323
Splunk Inc. (a)	70	8,810
SPS Commerce, Inc. (a)	8	865
Square Inc. - Class A (a)	155	11,276
SS&C Technologies Holdings, Inc.	106	6,128
SunPower Corporation (a) (b)	31	329
SVMK Inc. (a)	10	170
Switch Inc - Class A (b)	11	148
Sykes Enterprises Inc. (a)	20	541
Symantec Corp.	311	6,764
Synaptics Incorporated (a)	17	499
SYNNEX Corporation	21	2,071
Synopsys Inc. (a)	71	9,128
Tableau Software, Inc. - Class A (a)	36	5,952
TE Connectivity Ltd.	163	15,578
Tech Data Corp. (a)	18	1,845
Tenable Holdings, Inc. (a)	12	336
Teradata Corporation (a)	58	2,068
Teradyne Inc.	85	4,079

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

11

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Texas Instruments Incorporated	450	51,646
TiVo Corporation	60	442
Total System Services Inc.	80	10,290
Trimble Inc. (a)	121	5,465
TTEC Holdings, Inc.	8	353
TTM Technologies, Inc. (a)	45	461
Tyler Technologies Inc. (a)	18	3,859
Ultra Clean Holdings, Inc. (a)	19	263
Unisys Corp. (a)	25	241
Universal Display Corporation	21	3,861
Upland Software, Inc. (a)	11	503
Varonis Systems, Inc. (a)	14	876
Veeco Instruments Inc. (a)	24	289
Verint Systems Inc. (a)	31	1,667
Verra Mobility Corporation - Class A (a) (b)	19	250
Versum Materials, Inc.	53	2,721
ViaSat, Inc. (a)	19	1,541
Viavi Solutions Inc. (a)	110	1,459
Virtusa Corporation (a)	14	608
Visa Inc. - Class A	840	145,710
Vishay Intertechnology Inc.	64	1,057
Vishay Precision Group, Inc. (a)	4	175
VMware Inc. - Class A	40	6,701
Western Digital Corp.	137	6,512
Western Union Co.	210	4,169
Wex, Inc. (a)	21	4,345
Workday, Inc. - Class A (a)	72	14,852
Workiva Inc. - Class A (a)	16	916
Worldpay Inc. - Class A (a)	144	17,656
Xerox Corp.	100	3,547
Xilinx Inc.	121	14,311
Xperii Corp.	24	490
Yext, Inc. (a)	21	432
Zebra Technologies Corp. - Class A (a)	26	5,452
Zendesk, Inc. (a)	51	4,570
Zscaler, Inc. (a) (b)	29	2,204
Zuora, Inc. - Class A (a) (b)	27	411
		2,971,973
Communication Services 0.9%
GoDaddy Inc. - Class A (a)	83	5,795
GTT Communications Inc. (a) (b)	16	280
The Trade Desk, Inc. - Class A (a)	17	3,889
Tucows Inc. (a) (b) (c)	4	266
Twilio Inc. - Class A (a)	54	7,367
VeriSign, Inc. (a)	52	10,789
		28,386
Total Common Stocks (cost $1,908,816)		3,000,359
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	6,802	6,802
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	5,986	5,986
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	545	543
Total Short Term Investments (cost $13,331)		13,331
Total Investments 100.1% (cost $1,922,147)		3,013,690
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.1)%		(2,484)
Total Net Assets 100.0%		3,011,209

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI World Index Fund
COMMON STOCKS 98.9%
United States of America 60.3%
3M Company	5	839
Abbott Laboratories	15	1,243
AbbVie Inc.	12	908
ABIOMED, Inc. (a)	—	99
Activision Blizzard, Inc.	6	304
Acuity Brands, Inc.	—	48
Adobe Inc. (a)	4	1,209
Ads Alliance Data Systems Inc.	—	61
Advance Auto Parts, Inc.	1	94
Advanced Micro Devices, Inc. (a)	8	243
AerCap Holdings N.V. (a)	1	52
Affiliated Managers Group, Inc.	—	40
AFLAC Incorporated	6	347
Agilent Technologies, Inc.	3	201
AGNC Investment Corp.	4	74
Air Products and Chemicals, Inc.	2	420
Akamai Technologies, Inc. (a)	1	112
Albemarle Corporation	1	66
Alexandria Real Estate Equities, Inc.	1	134
Alexion Pharmaceuticals, Inc. (a)	2	249
Align Technology, Inc. (a)	1	175
Alleghany Corporation (a)	—	85
Alliant Energy Corporation	2	103
Ally Financial Inc.	4	109
Alnylam Pharmaceuticals, Inc. (a)	1	55
Alphabet Inc. - Class A (a)	3	2,729
Alphabet Inc. - Class C (a)	3	2,861
Altice USA, Inc. - Class A (a)	1	34
Altria Group, Inc.	16	746
Amazon.com, Inc. (a)	4	6,660
AMERCO	—	24
Ameren Corporation	2	157
American Airlines Group Inc.	1	34
American Electric Power Company, Inc.	4	367
American Express Company	6	744
American Financial Group, Inc.	1	66
American International Group, Inc.	7	389
American Tower Corporation	4	758
American Water Works Company, Inc.	2	179
Ameriprise Financial, Inc.	1	169
AmerisourceBergen Corporation	1	112
AMETEK, Inc.	2	172
Amgen Inc.	5	971
Amphenol Corporation - Class A	3	243
Anadarko Petroleum Corporation	4	297
Analog Devices, Inc.	3	349
Annaly Capital Management, Inc.	12	105
ANSYS, Inc. (a)	1	143
Anthem, Inc.	2	610
AO Smith Corp.	1	59
Apache Corporation	3	95
Apple Inc.	40	7,862
Applied Materials, Inc.	8	365
Aptiv PLC (b)	2	181
Aramark	2	76
Archer-Daniels-Midland Company	5	192
Arconic Inc.	3	90
Arista Networks, Inc. (a)	—	121
Arrow Electronics, Inc. (a)	1	50
Arthur J Gallagher & Co.	2	133
Assurant, Inc.	1	61
AT&T Inc.	61	2,055
Athene Holding Ltd - Class A (a)	1	55
Atmos Energy Corporation	1	109
Autodesk, Inc. (a)	2	301
Autoliv, Inc.	1	53
Automatic Data Processing, Inc.	4	609
AutoZone, Inc. (a)	—	234
AvalonBay Communities, Inc.	1	237
Avery Dennison Corporation	1	87
AXA Equitable Holdings, Inc.	2	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

12

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Axalta Coating Systems Ltd. (a)	2	58
Baker Hughes, a GE Company, LLC - Class A	5	112
Ball Corporation	3	189
Bank of America Corporation	77	2,240
Bausch Health Companies Inc. (a)	3	66
Baxter International Inc.	4	341
BB&T Corporation	7	320
Becton, Dickinson and Company	2	574
Berkshire Hathaway Inc. - Class B (a)	11	2,341
Best Buy Co., Inc.	2	141
Biogen Inc. (a)	2	386
BioMarin Pharmaceutical Inc. (a)	2	129
BlackRock, Inc.	1	472
Booking Holdings Inc. (a)	—	709
BorgWarner Inc.	2	77
Boston Properties Inc.	1	167
Boston Scientific Corp. (a)	12	504
Brighthouse Financial, Inc. (a)	1	29
Bristol-Myers Squibb Co.	14	622
Broadcom Inc.	3	965
Broadridge Financial Solutions, Inc.	1	124
Brown-Forman Corp. - Class B	3	140
Bunge Limited	1	65
Burlington Stores Inc. (a)	1	94
C.H. Robinson Worldwide, Inc.	1	98
Cabot Oil & Gas Corp.	4	83
Cadence Design Systems Inc. (a)	2	166
Camden Property Trust	1	83
Campbell Soup Co.	1	58
Capital One Financial Corporation	4	356
Capri Holdings Limited (a)	1	45
Cardinal Health, Inc.	3	122
Carmax Inc. (a)	1	128
Caterpillar Inc.	5	659
Cboe Global Markets, Inc.	1	98
CBRE Group, Inc. - Class A (a)	3	137
CBS Corp. - Class B	3	142
CDK Global, Inc.	1	54
CDW Corp.	1	137
Celanese Corp. - Class A	1	118
Celgene Corp. (a)	6	549
Centene Corporation (a)	3	181
CenterPoint Energy, Inc.	4	119
CenturyLink Inc.	8	99
Cerner Corp.	3	200
CF Industries Holdings Inc.	2	86
Charles Schwab Corp.	10	407
Charter Communications, Inc. - Class A (a)	1	524
Chemours Co.	2	37
Cheniere Energy, Inc. (a)	2	132
Chevron Corp.	16	1,991
Chipotle Mexican Grill Inc. (a)	—	161
Chubb Limited	4	571
Church & Dwight Co. Inc.	2	151
Cigna Corp.	3	506
Cimarex Energy Co.	1	48
Cincinnati Financial Corp.	1	137
Cintas Corp.	1	177
Cisco Systems, Inc.	37	2,028
CIT Group Inc.	1	43
Citigroup Inc.	20	1,386
Citizens Financial Group Inc.	4	135
Citrix Systems Inc.	1	111
Clorox Co.	1	170
CME Group Inc.	3	590
CMS Energy Corp.	2	139
Coca-Cola Co.	34	1,741
Cognex Corp.	2	74
Cognizant Technology Solutions Corp. - Class A	5	305
Colgate-Palmolive Co.	7	493
Comcast Corporation - Class A	38	1,607
Comerica Inc.	1	101
CommScope Holding Company, Inc. (a)	2	27
ConAgra Brands Inc.	4	107
Concho Resources Inc.	2	174
	Shares/Par[1]	Value ($)
ConocoPhillips	10	581
Consolidated Edison Inc.	3	238
Constellation Brands, Inc. - Class A	1	279
Continental Resources Inc. (a)	1	35
Cooper Cos. Inc.	—	140
Copart Inc. (a)	2	128
Corning Inc.	7	224
Corteva, Inc. (a)	6	190
CoStar Group, Inc. (a)	—	168
Costco Wholesale Corporation	4	986
Coty Inc. - Class A	2	30
Crown Castle International Corp.	4	458
Crown Holdings Inc. (a)	1	66
CSX Corp.	7	503
Cummins Inc.	1	215
CVS Health Corp.	11	599
D.R. Horton, Inc.	3	129
Danaher Corp.	5	759
Darden Restaurants Inc.	1	128
DaVita Inc. (a)	1	65
Deere & Co.	3	425
Dell Technology, Inc. - Class C (a)	1	65
Delta Air Lines Inc.	1	82
Dentsply Sirona Inc.	2	108
Devon Energy Corporation	4	107
DexCom Inc. (a)	1	109
Diamondback Energy, Inc.	1	142
Digital Realty Trust Inc.	2	203
Discover Financial Services	3	218
Discovery, Inc. - Class A (a) (c)	1	43
Discovery, Inc. - Class C (a)	3	84
Dish Network Corporation - Class A (a)	2	71
DocuSign, Inc. (a)	1	33
Dollar General Corp.	2	304
Dollar Tree Inc. (a)	2	215
Dominion Energy, Inc.	7	522
Domino's Pizza, Inc. (c)	—	96
Dover Corp.	1	122
Dow Holdings Inc.	6	316
Dropbox, Inc. - Class A (a)	1	31
DTE Energy Co.	2	196
Duke Energy Corporation	6	539
Duke Realty Corp.	3	93
DuPont de Nemours, Inc	6	474
DXC Technology Company	2	124
E*TRADE Financial Corp.	2	97
East West Bancorp, Inc.	1	58
Eastman Chemical Co.	1	97
Eaton Corporation Public Limited Company	4	297
Eaton Vance Corp.	1	45
eBay Inc.	7	295
Ecolab Inc.	2	434
Edison International	3	184
Edwards Lifesciences Corporation (a)	2	324
Elanco Animal Health (a)	2	76
Electronic Arts Inc. (a)	3	256
Eli Lilly & Co.	8	832
Emerson Electric Co.	5	346
Entergy Corporation	2	162
EOG Resources, Inc.	5	457
EPAM Systems, Inc. (a)	—	62
Equifax Inc.	1	136
Equinix, Inc.	1	344
Equity Lifestyle Properties, Inc.	1	68
Equity Residential	3	235
Erie Indemnity Company - Class A	—	42
Essex Property Trust Inc.	1	161
Estee Lauder Cos. Inc. - Class A	2	342
Everest Re Group, Ltd.	—	87
Evergy, Inc.	2	127
Eversource Energy	3	201
Exact Sciences Corporation (a)	1	98
Exelon Corporation	8	393
Expedia Group, Inc.	1	134
Expeditors International of Washington Inc.	1	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

13

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Extra Space Storage Inc.	1	113
Exxon Mobil Corporation	36	2,734
F5 Networks Inc. (a)	1	78
Facebook, Inc. - Class A (a)	20	3,878
FactSet Research Systems Inc.	—	72
Fastenal Co.	5	157
Federal Realty Investment Trust	1	80
FedEx Corporation	2	344
Fidelity National Financial, Inc.	2	94
Fidelity National Information Services, Inc.	3	339
Fifth Third Bancorp	7	190
First Data Corporation - Class A (a)	5	129
First Republic Bank	1	133
FirstEnergy Corp.	4	183
Fiserv Inc. (a)	3	301
FleetCor Technologies Inc. (a)	1	207
FLIR Systems Inc.	1	67
Flowserve Corporation	1	62
Fluor Corp.	1	43
FMC Corp.	1	94
Ford Motor Co.	33	336
Fortinet, Inc. (a)	1	93
Fortive Corporation	3	205
Fortune Brands Home & Security, Inc.	1	73
Fox Corporation - Class A	3	110
Fox Corporation - Class B	1	46
Franklin Resources Inc.	3	88
Freeport-McMoRan Inc. - Class B	11	133
Gap Inc.	2	38
Gartner Inc. (a)	1	124
General Dynamics Corp.	2	376
General Electric Co.	73	768
General Mills Inc.	5	264
General Motors Company	11	413
Genuine Parts Co.	1	126
Gilead Sciences Inc.	11	724
Global Payments Inc.	1	212
GoDaddy Inc. - Class A (a)	2	108
GrubHub Inc. (a)	1	58
H & R Block, Inc.	2	55
Halliburton Co.	7	168
HanesBrands Inc.	3	56
Harley-Davidson Inc.	1	50
Harris Corp.	1	189
Hartford Financial Services Group Inc.	3	170
Hasbro Inc.	1	107
HCA Healthcare, Inc.	2	316
HCP, Inc.	4	127
HD Supply Holdings, Inc (a)	1	57
HEICO Corp.	—	37
HEICO Corp. - Class A	—	51
Helmerich & Payne Inc.	1	45
Henry Schein Inc. (a)	1	88
Hershey Co.	1	165
Hess Corporation	2	147
Hewlett Packard Enterprise Company	12	177
Hilton Worldwide Holdings Inc.	2	229
HollyFrontier Corp.	1	66
Hologic Inc. (a)	2	106
Home Depot Inc.	10	1,978
Honeywell International Inc.	6	1,078
Hormel Foods Corp.	2	97
Host Hotels & Resorts, Inc.	6	111
HP Inc.	13	269
Humana Inc.	1	308
Huntington Bancshares Inc.	9	120
Huntington Ingalls Industries Inc.	—	77
IAC/InterActiveCorp (a)	1	140
IDEX Corporation	1	109
IDEXX Laboratories, Inc. (a)	1	201
Illinois Tool Works Inc.	3	414
Illumina Inc. (a)	1	457
Incyte Corporation (a)	2	135
Ingredion Inc.	1	45
Intel Corp.	38	1,812
	Shares/Par[1]	Value ($)
Intercontinental Exchange, Inc.	5	410
International Business Machines Corp.	8	1,039
International Flavors & Fragrances Inc. (c)	1	122
International Paper Co.	3	142
Interpublic Group of Cos. Inc.	3	75
Intuit Inc.	2	573
Intuitive Surgical, Inc. (a)	1	507
Invesco Ltd.	4	73
Invitation Homes Inc.	3	82
Ionis Pharmaceuticals Inc. (a)	1	56
IPG Photonics Corporation (a)	—	51
IQVIA Inc. (a)	1	220
Iron Mountain Incorporated	2	71
Jack Henry & Associates Inc.	1	89
Jacobs Engineering Group Inc.	1	92
Jardine Strategic Holdings Ltd.	2	69
Jazz Pharmaceuticals Public Limited Company (a)	—	70
JB Hunt Transport Services Inc.	1	66
Jefferies Financial Group Inc.	2	43
JM Smucker Co.	1	114
Johnson & Johnson	22	3,124
Johnson Controls International Public Limited Company	7	279
Jones Lang LaSalle Incorporated	—	58
JPMorgan Chase & Co.	28	3,083
Juniper Networks, Inc.	3	77
K.K.R. Co., Inc.	4	109
Kansas City Southern	1	108
Kellogg Co.	2	115
KeyCorp	9	153
Keysight Technologies, Inc. (a)	2	140
Kimberly-Clark Corp.	3	388
KiMcO Realty Corporation	4	71
Kinder Morgan, Inc.	17	360
KLA-Tencor Corp.	1	161
Knight-Swift Transportation Holdings Inc. - Class A	1	39
Kohl's Corp.	1	69
Kraft Heinz Foods Co.	6	173
Kroger Co.	7	148
L3 Technologies Inc.	1	165
Laboratory Corporation of America Holdings (a)	1	146
Lam Research Corp.	1	240
Lamb Weston Holdings Inc.	1	76
Las Vegas Sands Corp.	3	178
Lear Corp.	1	71
Leggett & Platt Inc.	1	46
Leidos Holdings Inc.	1	98
Lennar Corp. - Class A	2	118
Lennox International Inc.	—	86
Liberty Broadband Corp. - Class C (a)	1	91
Liberty Media Corp. - Class C (a)	2	69
Liberty Property Trust	1	66
Liberty SiriusXM Group - Class A (a)	1	25
Liberty SiriusXM Group - Class C (a)	2	58
Limited Brands Inc.	2	50
Lincoln National Corp.	2	109
Live Nation Inc. (a)	1	81
LKQ Corp. (a)	3	72
Lockheed Martin Corp.	2	782
Loews Corp.	2	123
Lowe's Cos. Inc.	7	684
M&T Bank Corporation	1	188
Macerich Co.	1	29
Macy's, Inc.	3	55
ManpowerGroup Inc.	—	47
Marathon Oil Corp.	7	101
Marathon Petroleum Corporation	6	322
Markel Corp. (a)	—	126
MarketAxess Holdings Inc.	—	79
Marriott International Inc. - Class A	2	346
Marsh & McLennan Cos. Inc.	4	426
Martin Marietta Materials Inc.	1	127
Marvell Technology Group Ltd	5	124
Masco Corp.	2	96
MasterCard Incorporated - Class A	8	2,033

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

14

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Maxim Integrated Products, Inc.	2	137
McCormick & Co. Inc.	1	158
McDonald's Corp.	6	1,337
McKesson Corporation	2	217
Merck & Co., Inc.	22	1,822
MetLife, Inc.	7	345
Mettler-Toledo International Inc. (a)	—	174
MGM Resorts International	4	119
Microchip Technology Inc. (c)	2	174
Micron Technology Inc. (a)	9	363
Microsoft Corp.	61	8,225
Mid-America Apartment Communities, Inc.	1	113
Middleby Corp. (a)	—	64
Mohawk Industries Inc. (a)	1	80
Molson Coors Brewing Company - Class B	2	90
Mondelez International Inc. - Class A	12	654
MongoDB, Inc. - Class A (a) (c)	—	32
Monster Beverage 1990 Corporation (a)	3	223
Moody's Corp.	1	288
Morgan Stanley	11	475
MOS Holdings Inc.	3	75
Motorola Solutions Inc.	1	233
MSCI Inc.	1	173
Mylan Holdings Ltd. (a)	4	84
NASDAQ Inc.	1	91
National Oilwell Varco Inc.	3	73
National Retail Properties Inc.	1	71
Nektar Therapeutics (a)	1	49
NetApp, Inc.	2	133
Netflix, Inc. (a)	4	1,350
Newell Brands Inc.	4	56
Newmont Goldcorp Corporation	7	263
News Corporation - Class A	3	47
NextEra Energy, Inc.	4	824
Nielsen Holdings plc	3	68
Nike Inc. - Class B	11	889
NiSource Inc.	3	95
Noble Energy Inc.	4	91
Nordstrom Inc.	1	31
Norfolk Southern Corp.	2	448
Northern Trust Corp.	2	157
Northrop Grumman Systems Corp.	1	437
Norwegian Cruise Line Holdings Ltd. (a)	2	97
NRG Energy Inc.	2	84
Nucor Corp.	3	147
NVIDIA Corporation	5	800
NVR, Inc. (a)	—	101
Occidental Petroleum Corp.	6	316
OGE Energy Corp.	2	69
Okta Inc. - Class A (a)	1	82
Old Dominion Freight Line Inc.	1	82
Omnicom Group Inc.	2	155
ON Semiconductor Corp. (a)	4	71
ONEOK Inc.	4	243
Oracle Corporation	21	1,204
O'Reilly Automotive, Inc. (a)	1	248
Owens Corning Inc.	1	47
PACCAR Inc.	3	212
Packaging Corp. of America	1	74
Palo Alto Networks Inc. (a)	1	162
Parker Hannifin Corp.	1	190
Parsley Energy Inc. - Class A (a)	2	38
Paychex Inc.	3	227
Paycom Software, Inc. (a)	—	74
Paypal Holdings, Inc. (a)	9	1,073
People's United Financial Inc.	3	52
PepsiCo Inc.	12	1,550
PerkinElmer Inc.	1	70
Perrigo Company Public Limited Company	1	53
Pfizer Inc.	47	2,025
Philip Morris International Inc.	13	1,027
Phillips 66	4	354
Pinnacle West Capital Corp.	1	87
Pioneer Natural Resources Co.	1	217
Plains GP Holdings, L.P. - Class A (a)	1	33
	Shares/Par[1]	Value ($)
PNC Financial Services Group Inc.	4	527
Polaris Industries Inc.	1	49
PPG Industries Inc.	2	230
PPL Corporation	6	187
Principal Financial Group, Inc.	2	135
Procter & Gamble Co.	21	2,309
Progressive Corp.	5	394
ProLogis Inc.	5	429
Prudential Financial Inc.	3	353
PTC Inc. (a)	1	83
Public Service Enterprise Group Inc.	4	254
Public Storage	1	320
Pulte Homes Inc.	2	75
PVH Corp.	1	64
Qiagen N.V. (a)	2	79
Qorvo, Inc. (a)	1	69
QUALCOMM Inc.	10	774
Quest Diagnostics Incorporated	1	120
Qurate Retail, Inc. - Class A (a)	4	47
Ralph Lauren Corp. - Class A	—	49
Raymond James Financial Inc.	1	96
Raytheon Co.	2	412
Realty Income Corp.	2	171
Red Hat Inc. (a)	2	284
Regency Centers Corp.	1	93
Regeneron Pharmaceuticals, Inc. (a)	1	217
Regions Financial Corporation	9	133
Reinsurance Group of America Inc.	1	86
Republic Services Inc.	2	166
ResMed Inc.	1	148
Robert Half International Inc.	1	60
Rockwell Automation Inc.	1	166
Rollins Inc.	1	47
Roper Industries Inc.	1	320
Ross Stores Inc.	3	308
Royal Caribbean Cruises Ltd.	1	174
S&P Global Inc.	2	475
Sabre Corporation	2	49
Salesforce.Com, Inc. (a)	6	976
SBA Communications Corporation (a)	1	216
Schlumberger Ltd.	12	465
Sealed Air Corporation	1	54
Seattle Genetics Inc. (a)	1	63
SEI Investments Co.	1	60
Sempra Energy	2	318
Sensata Technologies Holding PLC (a)	1	70
ServiceNow, Inc. (a)	2	419
Sherwin-Williams Co.	1	327
Signature Bank	—	60
Simon Property Group Inc.	3	420
Sirius XM Holdings Inc. (c)	15	83
Skyworks Solutions, Inc.	2	117
SL Green Realty Corp.	1	61
Snap Inc. - Class A (a)	4	64
Snap-On Inc.	—	81
Southern Co.	9	483
Southwest Airlines Co.	1	58
Spirit Aerosystems Holdings Inc. - Class A	1	71
Splunk Inc. (a)	1	157
Sprint Corporation (a)	7	47
Square Inc. - Class A (a)	3	196
SS&C Technologies Holdings, Inc.	2	108
Stanley Black & Decker Inc.	1	187
Starbucks Corp.	11	883
State Street Corp.	3	177
Steel Dynamics Inc.	2	59
Steris Limited	1	83
Stryker Corp.	3	579
Sun Communities Inc.	1	73
SunTrust Banks Inc.	4	238
SVB Financial Group (a)	—	101
Symantec Corp.	6	123
Synchrony Financial	5	185
Synopsys Inc. (a)	1	159
Sysco Corp.	4	295

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

15

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc.	2	218
Tableau Software, Inc. - Class A (a)	1	107
Take-Two Interactive Software Inc. (a)	1	108
Tapestry Inc.	2	75
Targa Resources Corp.	2	81
Target Corporation	4	382
TD Ameritrade Holding Corporation	2	119
TechnipFMC PLC	4	99
Teleflex Inc.	—	125
Tesla Inc. (a) (c)	1	243
Texas Instruments Incorporated	8	912
Textron Inc.	2	104
The AES Corporation	5	91
The Allstate Corporation	3	289
The Bank of New York Mellon Corporation (d)	7	320
The Boeing Company	5	1,644
The Goldman Sachs Group, Inc.	3	574
The Travelers Companies, Inc.	2	337
Thermo Fisher Scientific Inc.	3	992
Tiffany & Co.	1	86
TJX Cos. Inc.	10	548
T-Mobile US Inc. (a)	3	214
Torchmark Corp.	1	84
Total System Services Inc.	1	175
Tractor Supply Co.	1	115
TransDigm Group Inc. (a)	—	192
TransUnion	2	111
Trimble Inc. (a)	2	94
TripAdvisor Inc. (a)	1	41
Twilio Inc. - Class A (a)	1	84
Twitter, Inc. (a)	6	214
Tyson Foods Inc. - Class A	3	205
U.S. Bancorp	13	674
Uber Technologies, Inc. (a) (c)	1	56
UDR Inc.	2	99
UGI Corp.	1	76
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	165
Under Armour Inc. - Class A (a)	2	43
Under Armour Inc. - Class C (a)	2	38
Union Pacific Corp.	6	1,035
United Airlines Holdings Inc. (a)	1	52
United Parcel Service Inc. - Class B	6	610
United Rentals Inc. (a)	1	92
United Technologies Corp.	7	896
UnitedHealth Group Incorporated	8	1,971
Universal Health Services Inc. - Class B	1	90
Unum Group	2	60
Vail Resorts, Inc.	—	73
Valero Energy Corporation	4	301
Varian Medical Systems, Inc. (a)	1	105
Veeva Systems Inc. - Class A (a)	1	170
Ventas, Inc.	3	205
VEREIT, Inc.	8	70
VeriSign, Inc. (a)	1	190
Verisk Analytics, Inc.	1	190
Verizon Communications Inc.	35	1,987
Vertex Pharmaceuticals Incorporated (a)	2	396
VF Corp.	3	247
Viacom Inc. - Class B	3	87
Visa Inc. - Class A	15	2,558
Vistra Energy Corp.	3	62
VMware Inc. - Class A	1	115
Vornado Realty Trust	1	95
Voya Financial Inc.	1	67
Vulcan Materials Co.	1	157
W. R. Berkley Corporation	1	82
W.P. Carey Inc.	1	116
WABCO Holdings Inc. (a)	—	58
Wabtec Corp. (c)	1	94
Walgreens Boots Alliance Inc.	7	368
Walmart Inc.	12	1,351
Walt Disney Co.	15	2,116
Waste Connections, Inc. (b)	2	208
Waste Management, Inc.	4	413
Waters Corp. (a)	1	132
	Shares/Par[1]	Value ($)
Wayfair Inc. - Class A (a)	—	70
WEC Energy Group Inc.	3	220
WellCare Health Plans, Inc. (a)	—	117
Wells Fargo & Co.	36	1,721
Welltower Inc.	3	267
Western Digital Corp.	3	122
Western Union Co.	4	78
Westlake Chemical Corp.	—	19
Westrock Company, Inc.	2	79
Weyerhaeuser Co.	6	167
Whirlpool Corp.	1	77
Williams Cos. Inc.	10	288
Workday, Inc. - Class A (a)	1	257
Worldpay Inc. - Class A (a)	3	311
WW Grainger Inc.	—	106
Wynn Resorts Ltd.	1	103
Xcel Energy Inc.	4	258
Xerox Corp.	2	66
Xilinx Inc.	2	252
XPO Logistics Inc. (a)	1	57
Xylem Inc.	2	128
Yum! Brands Inc.	3	286
Zayo Group Holdings, Inc. (a)	2	63
Zebra Technologies Corp. - Class A (a)	—	74
Zillow Group, Inc. - Class C (a) (c)	1	44
Zimmer Biomet Holdings, Inc.	2	201
Zions Bancorp	2	77
Zoetis Inc. - Class A	4	459
		211,645
Japan 7.9%
ABC-Mart Inc.	—	20
Acom Co. Ltd.	4	13
Advantest Corporation	1	36
AEON Co. Ltd.	5	89
AEON Financial Service Co. Ltd.	1	16
AEON Mall Co. Ltd.	1	11
Air Water Inc.	1	24
Aisin Seiki Co. Ltd.	1	44
Ajinomoto Co. Inc.	4	62
Alfresa Holdings Corp.	2	42
All Nippon Airways Co. Ltd.	1	33
ALPS Alpine Co. Ltd.	2	27
Amada Co. Ltd.	3	35
Aozora Bank, Ltd.	1	26
Asahi Breweries Ltd.	3	135
Asahi Glass Co. Ltd.	2	55
Asahi Intecc Co., Ltd.	2	40
Asahi Kasei Corp.	11	113
Astellas Pharma Inc.	16	227
Bandai Namco Holdings Inc.	2	78
Bank of Kyoto Ltd.	1	19
Benesse Holdings Inc.	1	16
Bridgestone Corp.	5	193
Brother Industries Ltd.	2	32
Calbee,Inc.	1	19
Canon Inc. (c)	8	245
Casio Computer Co. Ltd.	2	22
Central Japan Railway Co.	1	241
China Bank Ltd.	5	24
Chubu Electric Power Co. Inc.	5	72
Chugai Pharmaceutical Co. Ltd.	2	124
Chugoku Electric Power Co. Inc.	3	32
Coca-Cola Bottlers Japan Holdings Inc. (c)	1	28
Concordia Financial Group, Ltd.	9	34
Credit Saison Co. Ltd.	1	12
CyberAgent Inc.	1	29
Dai Nippon Printing Co. Ltd.	2	45
Daicel Corp.	3	22
Daifuke Co. Ltd.	1	51
Dai-ichi Life Holdings, Inc.	9	138
Daiichi Sankyo Company, Ltd	5	246
Daikin Industries Ltd.	2	275
Dainippon Sumitomo Pharma Co. Ltd.	2	28
Daito Trust Construction Co. Ltd.	1	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

16

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Daiwa House Industry Co. Ltd.	5	137
Daiwa House REIT Investment Corporation	—	36
Daiwa Securities Group Inc.	12	54
Denso Corp.	4	152
Dentsu Inc.	2	63
Disco Corp. (c)	—	33
East Japan Railway Co.	3	244
Eisai Co. Ltd.	2	119
Electric Power Development Co., Ltd.	1	30
FamilyMart UNY Holdings Co. Ltd.	2	48
Fanuc Ltd.	2	297
Fast Retailing Co. Ltd.	1	303
Fuji Electric Holdings Co. Ltd.	1	35
FUJIFILM Holdings Corp.	3	158
Fujitsu Ltd.	2	119
Fukuoka Financial Group, Inc.	2	29
GMO Payment Gateway, Inc.	—	21
Hakuhodo DY Holdings Incorporated	2	35
Hamamatsu Photonics KK	1	43
Hankyu Hanshin Holdings Inc.	2	68
Hikari Tsushin Inc.	—	44
Hino Motors Ltd.	2	20
Hirose Electric Co. Ltd.	—	24
Hisamitsu Pharmaceutical Co. Inc.	1	20
Hitachi Chemical Co. Ltd.	1	27
Hitachi Construction Machinery Co. Ltd.	1	26
Hitachi High-Technologies Corp.	1	31
Hitachi Ltd.	8	301
Hitachi Metals Ltd.	2	23
Honda Motor Co. Ltd.	14	357
Hoshizaki Corporation	—	30
Hoya Corp.	3	246
Hulic Co. Ltd. (c)	3	22
Idemitsu Kosan Co., Ltd.	2	48
IHI Corp.	1	29
Iida Group Holdings Co., Ltd.	1	23
Inpex Corporation	9	78
Isetan Mitsukoshi Holdings Ltd.	3	25
Isuzu Motors Ltd.	5	56
ITOCHU Corp.	11	220
ITOCHU Techno-Solutions Corporation	1	15
J.Front Retailing Co., Ltd.	2	20
Japan Airlines Co., Ltd	1	32
Japan Airport Terminal Co. Ltd.	—	17
Japan Exchange Group Inc.	4	69
Japan Post Bank Co., Ltd.	4	37
JAPAN POST HOLDINGS Co., Ltd.	13	150
Japan Prime Realty Investment Corp.	—	26
Japan Real Estate Investment Corp.	—	67
Japan Retail Fund Investment Corp.	—	45
Japan Tobacco Inc. (c)	10	223
JFE Holdings Inc.	4	60
JGC Corp.	2	26
JS Group Corp.	2	38
JSR Corp.	2	24
JTEKT Corp.	2	18
JXTG Holdings, Inc.	27	133
Kajima Corp.	4	55
Kakaku.com Inc.	1	25
Kamigumi Co. Ltd.	1	24
Kaneka Corp.	—	15
Kansai Electric Power Co. Inc.	6	67
Kansai Paint Co. Ltd.	1	29
Kao Corp.	4	313
Kawasaki Heavy Industries Ltd.	1	28
KDDI Corp.	15	381
Keihan Holdings Co. Ltd.	1	35
Keikyu Corp.	2	34
Keio Corp.	1	53
Keisei Electric Railway Co. Ltd.	1	40
Keyence Corp.	1	493
Kikkoman Corp.	1	57
Kintetsu Corp.	1	67
Kirin Holdings Co. Ltd.	7	149
Kobayashi Pharmaceutical Co. Ltd.	—	29
	Shares/Par[1]	Value ($)
Kobe Steel Ltd.	3	18
Koito Manufacturing Co. Ltd.	1	48
Komatsu Ltd.	8	189
Konami Corp.	1	33
Konica Minolta Holdings Inc.	3	34
Kose Corp.	—	50
Kubota Corp.	8	141
Kuraray Co. Ltd. (c)	3	31
Kurita Water Industries Ltd.	1	22
Kyocera Corp.	3	177
Kyowa Kirin Co., Ltd.	2	41
Kyushu Electric Power Co. Inc.	3	30
Kyushu Railway Company	1	41
Lawson Inc.	—	19
Line Corporation (a) (c)	—	11
Lion Corp.	2	37
M3, Inc.	3	64
Makita Corp.	2	65
Marubeni Corp.	14	91
Marui Group Co. Ltd.	2	31
Maruichi Steel Tube Ltd.	1	14
Mazda Motor Corp.	5	53
McDonald's Holdings Co. Japan Ltd.	1	26
Mebuki Financial Group, Inc.	7	17
Medipal Holdings Corp.	2	35
Meiji Holdings Co., Ltd.	1	72
Mercari, Inc. (a) (c)	1	13
Minebea Mitsumi Inc.	3	53
MISUMI Group Inc.	3	63
Mitsubishi Chemical Holdings Corporation	11	78
Mitsubishi Corp.	11	301
Mitsubishi Electric Corp.	15	203
Mitsubishi Estate Co. Ltd.	10	185
Mitsubishi Gas Chemical Co. Inc.	1	17
Mitsubishi Heavy Industries Ltd.	3	113
Mitsubishi Materials Corp.	1	29
Mitsubishi Motors Corp.	6	29
Mitsubishi Tanabe Pharma Corp.	2	22
Mitsubishi UFJ Financial Group Inc.	104	494
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	15
Mitsui & Co. Ltd.	14	228
Mitsui Chemicals Inc.	2	40
Mitsui Fudosan Co. Ltd.	7	182
Mitsui OSK Lines Ltd.	1	19
Mizuho Financial Group Inc.	204	296
MonotaRO Co., Ltd. (c)	1	29
MS&AD Insurance Group Holdings, Inc.	4	130
Murata Manufacturing Co. Ltd.	5	212
Nabtesco Corp.	1	28
Nagoya Railroad Co. Ltd.	2	44
NEC Corp.	2	87
NEC Electronics Corp. (a)	7	34
NEXON Co.,Ltd. (a)	4	52
NGK Insulators Ltd.	2	35
NGK Spark Plug Co. Ltd.	1	24
Nidec Corp.	2	261
Nikon Corp.	3	38
Nintendo Co. Ltd.	1	331
Nippon Building Fund Inc.	—	75
Nippon Electric Glass Co. Ltd.	1	20
Nippon Express Co. Ltd.	1	32
Nippon Meat Packers Inc.	1	30
Nippon Paint Co. Ltd. (c)	1	47
Nippon Steel Corporation	7	115
Nippon Telegraph & Telephone Corp.	5	256
Nippon Yusen KK	2	24
Nissan Chemical Industries Ltd.	1	50
Nissan Motor Co. Ltd.	19	140
Nisshin Seifun Group Inc.	2	41
Nissin Foods Holdings Co. Ltd.	1	32
Nitori Co. Ltd.	1	93
Nitto Denko Corp.	1	69
Nomura Holdings Inc.	27	96
Nomura Real Estate Holdings, Inc.	1	24
Nomura Real Estate Master Fund. Inc.	—	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

17

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Nomura Research Institute Ltd.	3	48
NSK Ltd.	3	26
NTT Data Corp.	6	75
NTT DoCoMo Inc.	11	261
Obayashi Corp.	6	57
Obic Co. Ltd.	1	57
Odakyu Electric Railway Co. Ltd.	2	59
OJI Holdings Corp.	7	41
Olympus Corp.	10	107
Omron Corp.	2	89
Ono Pharmaceutical Co. Ltd.	3	57
Oracle Corp. Japan	—	22
Oriental Land Co. Ltd.	2	211
ORIX Corp.	11	166
Osaka Gas Co. Ltd.	3	52
Otsuka Corp.	1	32
Otsuka Holdings Co., Ltd. (c)	3	111
Pan Pacific International Holdings Corporation	1	57
Panasonic Corp.	18	153
Park24 Co. Ltd.	1	23
PeptiDream Inc. (a)	1	31
Persol Holdings Co., Ltd.	1	31
Pigeon Corp.	1	36
Pola Orbis Holdings Inc.	1	22
Prologis	—	37
Rakuten Inc.	7	86
Recruit Holdings Co., Ltd.	10	335
Resona Holdings Inc.	18	76
Ricoh Co. Ltd.	6	56
Rinnai Corp.	—	19
Rohm Co. Ltd.	1	54
Ryohin Keikaku Co. Ltd.	—	36
Sankyo Co. Ltd.	—	15
Santen Pharmaceutical Co. Ltd.	3	55
SBI Holdings Inc.	2	45
Secom Co. Ltd.	2	155
Sega Sammy Holdings Inc.	2	19
Seibu Holdings Inc.	2	28
Seiko Epson Corp.	3	40
Sekisui Chemical Co. Ltd.	3	47
Sekisui House Ltd.	5	88
Seven & I Holdings Co., Ltd.	6	213
Seven Bank, Ltd.	5	14
SG Holdings Co., Ltd.	1	31
Sharp Corp. (c)	2	23
Shimadzu Corp.	2	47
Shimamura Co. Ltd.	—	15
Shimano Inc.	1	89
Shimizu Corp.	5	41
Shin-Etsu Chemical Co. Ltd.	3	290
Shinsei Bank Ltd.	2	23
Shionogi & Co. Ltd.	2	133
Shiseido Co. Ltd. (c)	3	257
Shizuoka Bank Ltd.	4	30
Showa Denko KK (c)	1	38
SMC Corp.	1	187
SoftBank Corporation	14	182
SoftBank Group Corp.	14	672
Sohgo Security Services Co. Ltd.	1	23
Sompo Holdings, Inc.	3	108
Sony Corp.	11	560
Sony Financial Holdings Inc.	1	29
Stanley Electric Co. Ltd.	1	27
Subaru Corp. NPV	5	124
SUMCO Corporation (c)	2	20
Sumitomo Chemical Co. Ltd.	13	61
Sumitomo Corp.	10	146
Sumitomo Electric Industries Ltd.	6	84
Sumitomo Heavy Industries Ltd.	1	35
Sumitomo Metal Mining Co. Ltd.	2	60
Sumitomo Mitsui Financial Group Inc.	11	400
Sumitomo Mitsui Trust Holdings Inc.	3	105
Sumitomo Realty & Development Co. Ltd.	3	100
Sumitomo Rubber Industries Inc. (c)	1	15
Sundrug Co. Ltd.	1	19
	Shares/Par[1]	Value ($)
Suntory Beverage & Food Limited	1	48
Suzuken Co. Ltd.	1	35
Suzuki Motor Corp.	3	146
Sysmex Corp.	1	92
T&D Holdings Inc.	4	49
Taiheiyo Cement Corp.	1	33
Taisei Corp.	2	62
Taisho Pharmaceutical Holdings Company Ltd.	—	23
Taiyo Nippon Sanso Corp.	1	26
Takeda Pharmaceutical Co. Ltd.	12	443
TDK Corp.	1	85
Teijin Ltd.	2	29
Terumo Corp.	5	155
THK Co. Ltd.	1	26
Tobu Railway Co. Ltd.	2	47
Toho Co. Ltd.	1	43
Toho Gas Co. Ltd.	1	22
Tohoku Electric Power Co. Inc.	3	35
Tokio Marine Holdings Inc.	5	271
Tokyo Century Corp.	—	13
Tokyo Electric Power Co. Holdings Inc. (a)	12	61
Tokyo Electron Ltd.	1	183
Tokyo Gas Co. Ltd.	3	78
Tokyu Corp.	4	75
Tokyu Fudosan Holdings Corporation	5	26
Toppan Printing Co. Ltd.	2	30
Toray Industries Inc.	12	89
Toshiba Corp.	5	149
Tosoh Corp.	2	30
TOTO Ltd.	1	44
Toyo Seikan Group Holdings Ltd.	1	22
Toyo Suisan Kaisha Ltd.	1	33
Toyoda Gosei Co. Ltd.	1	12
Toyota Industries Corp.	1	66
Toyota Motor Corp.	19	1,200
Toyota Tsusho Corp.	2	58
Trend Micro Inc.	1	45
TSURUHA Holdings ,Inc.	—	28
Unicharm Corp.	3	100
United Urban Investment Corp.	—	45
USS Co. Ltd.	2	40
Welcia Holdings Co.,Ltd.	—	12
West Japan Railway Co.	1	113
Yahoo! Japan Corp.	23	67
Yakult Honsha Co. Ltd.	1	59
Yamada Denki Co. Ltd.	6	25
Yamaha Corp.	1	57
Yamaha Motor Co. Ltd. (c)	3	45
Yamato Holdings Co. Ltd.	3	55
Yamazaki Baking Co. Ltd.	1	18
Yaskawa Electric Corp.	2	68
Yokogawa Electric Corp.	2	41
Yokohama Rubber Co. Ltd.	1	20
ZOZO, Inc.	2	32
		27,909
United Kingdom 5.4%
3i Group plc	8	117
Admiral Group PLC	1	42
Anglo American PLC	9	257
Antofagasta PLC	4	42
Aon PLC - Class A	2	396
Ashtead Group Public Limited Company	4	113
Associated British Foods PLC	3	96
AstraZeneca PLC	11	870
Auto Trader Group PLC (e)	7	51
Aviva PLC	34	178
BAE Systems PLC	27	172
Barclays Plc	144	275
Barratt Developments P L C	9	66
BP P.L.C.	170	1,189
British American Tobacco P.L.C.	19	673
BT Group Plc	70	175
Bunzl Public Limited Company	3	73
Burberry Group Plc	4	87

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

18

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Carnival Plc	4	167
Carnival Plc	1	61
Centrica PLC	46	51
Coca-Cola European Partners PLC (b)	2	111
Coca-Cola HBC AG	2	61
Compass Group PLC	13	321
Croda International Public Limited Company	1	69
DCC Public Limited Company	1	71
Diageo PLC	20	875
Direct Line Insurance Group plc	12	52
easyJet PLC	1	18
Evraz PLC	3	28
Experian PLC	8	230
Ferguson PLC	2	139
Fiat Chrysler Automobiles N.V.	9	130
Fresnillo PLC	2	22
G4S PLC	14	37
GlaxoSmithKline PLC	42	835
GVC Holdings PLC	4	37
Halma Public Limited Company	2	64
Hargreaves Lansdown PLC	2	57
HSBC Holdings PLC	169	1,408
IHS Markit Ltd. (a)	3	203
Imperial Brands PLC	8	187
Informa Switzerland Limited	10	110
InterContinental Hotels Group PLC	1	93
Intertek Group Plc	1	96
Investec PLC	6	39
ITV Plc	32	44
J Sainsbury PLC	15	37
John Wood Group P.L.C.	6	32
Johnson Matthey PLC	2	73
Kingfisher Plc	18	50
Land Securities Group PLC	6	62
Legal & General Group PLC	50	171
Liberty Global PLC - Class A (a)	2	45
Liberty Global PLC - Class C (a)	4	112
Linde Public Limited Company	5	931
Lloyds Banking Group PLC	604	435
London Stock Exchange Group PLC	3	188
Marks & Spencer Group Plc	17	46
Meggitt PLC	7	47
Melrose Holdings Limited	41	95
Merlin Entertainments PLC (e)	6	37
Micro Focus International PLC	3	79
Mondi plc	3	69
National Grid PLC	29	302
Next Plc	1	85
Ocado Group PLC (a)	3	44
Pearson PLC	7	72
Persimmon Public Limited Company	3	64
Prudential Public Limited Company (d)	22	481
Reckitt Benckiser Group PLC	6	472
Relx PLC	16	399
Rentokil Initial PLC	12	61
Rio Tinto PLC	10	593
Rolls-Royce Holdings plc (a)	15	155
RSA INSURANCE GROUP PLC	9	67
Schroders PLC	1	43
SEGRO Public Limited Company	9	84
Severn Trent PLC	2	55
Smith & Nephew PLC	8	163
Smiths Group PLC	4	71
Spirax-Sarco Engineering PLC	—	57
SSE PLC	9	124
St. James's Place PLC	5	66
Standard Chartered PLC	24	218
Standard Life Aberdeen PLC	20	75
Taylor Wimpey PLC	29	59
Tesco PLC	84	242
The Berkeley Group Holdings PLC	1	51
The British Land Company Public Limited Company	8	56
The Royal Bank of Scotland Group Public Limited Company	41	115
The Sage Group PLC.	9	89
	Shares/Par[1]	Value ($)
TUI AG	4	39
Unilever PLC	9	584
United Utilities Group PLC	6	61
Vodafone Group Public Limited Company	226	370
Weir Group PLC(The)	2	39
Whitbread PLC	2	89
Willis Towers Watson Public Limited Company	1	207
WM Morrison Supermarkets P L C	20	51
WPP 2012 Limited	11	133
		18,933
France 3.5%
Accor SA	2	71
Aeroports de Paris	—	47
Alstom	1	64
Amundi (e)	—	30
Arkema	1	57
AtoS SE	1	71
AXA SA	17	434
Biomerieux SA	—	33
BNP Paribas SA	10	454
Bollore SA	8	35
Bouygues SA	2	71
Bureau Veritas	2	60
Capgemini SA	1	167
Carrefour SA (c)	5	94
Casino Guichard Perrachon SA (c)	1	17
Cie de Saint-Gobain	4	166
Cie Generale d'Optique Essilor International SA	2	307
CNP Assurances SA	2	35
Compagnie Generale des Etablissements Michelin	1	185
Covivio	—	39
Credit Agricole SA	9	113
Danone	5	441
Dassault Aviation SA	—	32
Dassault Systemes SA	1	179
EDENRED	2	108
Eiffage	1	65
Electricite de France	5	64
Engie	16	237
Eurazeo SA	—	22
Eurofins Scientific SE (c)	—	43
Eutelsat Communications	2	30
Faurecia	1	27
Gecina SA	—	57
Getlink S.E.	4	58
Hermes International SCA	—	197
Icade SA	—	28
Iliad SA	—	27
Imerys	—	17
Ingenico Group	1	48
IPSEN	—	46
JC Decaux SA	1	20
Kering SA	1	378
Klepierre	2	58
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	511
Legrand SA	2	163
L'Oreal SA	2	603
LVMH Moet Hennessy Louis Vuitton SE	2	994
Natixis	8	34
Orange SA	17	265
Pernod-Ricard SA	2	330
Peugeot SA	5	120
Publicis Groupe SA	2	93
Remy Cointreau SA	—	30
Renault SA	2	101
Safran	3	402
Sanofi SA	9	815
Sartorius Stedim Biotech	—	34
Schneider Electric SE (a)	5	422
SCOR	1	60
SEB SA	—	36
Societe BIC SA	—	14
Societe Generale SA	6	163
Sodexo SA	1	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

19

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SUEZ	3	39
Teleperformance	—	98
Thales SA	1	113
Total SA	20	1,120
Ubisoft Entertainment (a)	1	59
Valeo	2	67
Veolia Environnement	4	108
VINCI	4	443
Vivendi SA	8	210
Wendel SA	—	34
Worldline (a)	1	45
		12,348
Canada 3.4%
Agnico Eagle Mines Limited	2	98
Alimentation Couche-Tard Inc.	4	227
AltaGas Ltd.	2	32
ATCO Ltd. - Class I	1	24
Aurora Cannabis Inc. (a) (c)	6	45
Bank of Montreal	5	408
Barrick Gold Corp.	15	230
BCE Inc.	1	55
BlackBerry Limited (a)	5	34
Bombardier Inc. - Class B (a)	18	30
Brookfield Asset Management Inc. - Class A	7	340
CAE Inc.	2	65
Cameco Corp.	4	39
Canadian Imperial Bank of Commerce (c)	4	299
Canadian National Railway Co.	6	562
Canadian Natural Resources Ltd.	10	272
Canadian Pacific Railway Ltd.	1	283
Canadian Tire Corporation, Limited - Class A	1	54
Canadian Utilities Limited - Class A	1	34
Canopy Growth Corporation (a) (c)	2	69
CCL Industries Inc. - Class B	1	64
Cenovus Energy Inc.	9	76
CGI Inc. (a)	2	161
CI Financial Corp.	2	31
Constellation Software Inc.	—	189
Cronos Group Inc. (a) (c)	2	26
Dollarama Inc.	2	84
Emera Inc.	1	20
Empire Company Limited - Class A	2	40
Enbridge Inc.	17	614
EnCana Corp.	12	62
Fairfax Financial Holdings Ltd.	—	98
First Capital Realty Inc. (c)	2	25
First Quantum Minerals Ltd.	6	53
Fortis Inc.	4	142
Franco-Nevada Corporation	2	136
George Weston Ltd.	1	47
Gildan Activewear Inc.	2	66
Great-West Lifeco Inc.	2	55
H&R Real Estate Investment Trust	1	23
Husky Energy Inc. (a)	3	29
Hydro One Limited (e)	3	47
iA Financial Corporation Inc.	1	41
IGM Financial Inc. (c)	1	23
Imperial Oil Ltd.	2	61
Intact Financial Corporation	1	111
Inter Pipeline Ltd.	3	53
Keyera Corp.	2	44
Kinross Gold Corporation (a)	11	44
Kirkland Lake Gold Ltd.	1	56
Loblaw Cos. Ltd.	2	82
Lululemon Athletica Inc. (a)	1	169
Lundin Mining Corp.	5	26
Magna International Inc.	3	129
Manulife Financial Corp.	17	305
Methanex Corporation	1	27
Metro Inc.	2	77
National Bank of Canada	3	138
Nutrien Ltd.	5	276
ONEX Corporation	1	42
Open Text Corp	2	91
	Shares/Par[1]	Value ($)
Pembina Pipeline Corporation	4	156
Power Corporation of Canada	2	52
Power Financial Corp	2	51
Prairiesky Royalty Ltd. (c)	2	27
Quebecor Inc. - Class B	1	29
Restaurant Brands International Limited Partnership	2	139
RioCan REIT	2	30
Rogers Communications Inc. - Class B	3	166
Royal Bank of Canada	12	962
Saputo Inc.	2	57
Shaw Communications Inc. - Class B	4	78
Shopify Inc. - Class A (a)	1	240
SmartCentres Real Estate Investment Trust	1	15
SNC-Lavalin Group Inc.	1	28
Sun Life Financial Inc.	5	207
Suncor Energy Inc.	13	412
TC Energy Corporation (c)	8	382
Teck Resources Ltd. - Class B	4	95
TELUS Corp.	2	63
The Bank of Nova Scotia	10	559
The Stars Group Inc. (a)	2	29
The Toronto-Dominion Bank	15	900
Thomson Reuters Corporation	2	112
Tourmaline Oil Corp	2	27
Vermilion Energy Inc. (c)	1	30
West Fraser Timber Co. Ltd. (c)	1	23
Wheaton Precious Metals Corp.	4	87
WSP Canada Inc.	1	50
		12,089
Switzerland 3.3%
ABB Ltd.	16	314
Adecco Group AG	1	80
Alcon AG (a)	4	231
Baloise Holding AG	—	72
Barry Callebaut AG	—	38
Clariant AG	2	35
Compagnie Financiere Richemont SA	4	377
Credit Suisse Group AG	22	257
Dufry AG	—	21
EMS-Chemie Holding AG	—	47
Garmin Ltd.	1	87
Geberit AG	—	149
Givaudan SA	—	220
Glencore PLC	95	331
Julius Bar Gruppe AG	2	86
Kühne + Nagel International AG	—	72
LafargeHolcim Ltd.	4	207
Lindt & Spruengli AG	—	81
Lonza Group AG	1	212
Nestle SA	26	2,669
Novartis AG	18	1,665
Pargesa Holding SA	—	27
Partners Group Holding AG (c)	—	116
Roche Holding AG	6	1,664
Schindler Holding AG	—	39
SGS SA	—	117
Sika AG	1	185
Sonova Holding AG	—	107
STMicroelectronics NV	5	97
Straumann Holding AG	—	74
Swatch Group AG	—	27
Swatch Group AG	—	68
Swiss Life Holding AG	—	145
Swiss Prime Site AG	1	56
Swiss Re AG	3	258
Swisscom AG	—	112
TE Connectivity Ltd.	3	278
Temenos Group AG	—	89
UBS Group AG	33	390
Vifor Pharma Management AG	—	55
Zurich Insurance Group AG	1	446
		11,601
Germany 2.8%
1&1 Drillisch AG	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

20

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Adidas AG	2	467
Allianz SE	4	867
ATF Netherlands B.V.	6	53
Axel Springer SE	—	31
BASF SE	8	569
Bayer AG	8	548
Bayerische Motoren Werke AG	3	206
Beiersdorf AG	1	103
Brenntag AG	1	63
Carl Zeiss Meditec AG	—	26
Ceconomy AG	2	30
Continental AG	1	137
Covestro AG (e)	1	73
Daimler AG	8	429
Delivery Hero SE (a) (e)	1	40
Deutsche Bank AG	17	129
Deutsche Boerse AG	2	231
Deutsche Lufthansa AG	2	36
Deutsche Post AG	8	274
Deutsche Telekom AG	28	488
Deutsche Wohnen Service Merseburg GmbH	3	112
Dresdner Bank AG	8	61
E.ON SE	19	202
Evonik Industries AG	1	42
Fraport AG Frankfurt Airport Services Worldwide	—	32
Fresenius Medical Care AG & Co. KGaA	2	142
Fresenius SE & Co. KGaA	3	190
GEA Group AG	1	41
Hannover Rueck SE	—	79
HeidelbergCement AG	1	104
Henkel AG & Co. KGaA	1	81
Hochtief AG	—	21
Hugo Boss AG	1	38
Infineon Technologies AG	10	172
innogy SE (e)	1	43
Kion Group AG	1	32
Knorr - Bremse Aktiengesellschaft	—	35
LANXESS Aktiengesellschaft	1	43
Merck KGaA	1	116
MTU Aero Engines AG	—	105
Muenchener Rueckversicherungs AG	1	317
Puma SE	1	51
RTL Group SA	—	18
RWE AG	4	109
SAP SE	8	1,136
Siemens AG	6	765
Siemens Healthineers AG (e)	1	52
Symrise AG	1	98
Telefonica Deutschland Holding AG	7	19
ThyssenKrupp AG	3	47
Uniper SE	2	56
United Internet AG	1	36
Volkswagen AG	—	50
Vonovia SE	4	198
Wirecard AG	1	171
Zalando SE (a) (e)	1	44
		9,671
Australia 2.6%
AGL Energy Limited	6	78
Alumina Ltd.	22	36
Amcor Ltd.	13	146
AMP Ltd.	26	39
APA Group	10	76
Aristocrat Leisure Ltd.	5	105
ASX Ltd.	2	90
Aurizon Holdings Limited	16	59
AusNet Services Holdings Pty Ltd	17	22
Australia & New Zealand Banking Group Ltd.	24	479
Bank of Queensland Ltd. (c)	4	24
Bendigo and Adelaide Bank Ltd.	4	35
BHP Group Plc	25	715
BHP Group PLC	18	458
BlueScope Steel Ltd.	5	39
Boral Ltd.	11	38
	Shares/Par[1]	Value ($)
Brambles Limited	13	122
Caltex Australia Ltd.	2	41
Challenger Financial Services Group Ltd.	5	21
CIMIC Group Limited	1	27
Coca-Cola Amatil Ltd.	4	31
Cochlear Ltd.	1	75
Coles Group Limited (a)	9	88
Commonwealth Bank of Australia	15	865
Computershare Ltd.	4	42
Crown Resorts Limited	4	31
CSL Ltd.	4	582
DEXUS Funds Management Limited	9	83
Domino's Pizza Enterprises Limited	1	15
Flight Centre Ltd.	1	15
Fortescue Metals Group Ltd.	12	76
Goodman Funding Pty Ltd	14	143
GPT Group	16	70
Harvey Norman Holdings Ltd. (c)	5	15
Incitec Pivot Ltd.	15	36
Insurance Australia Group Ltd.	20	115
LendLease Corp. Ltd.	5	45
Macquarie Group Limited	3	244
Medibank Private Limited	25	61
Mirvac Group	33	73
National Australia Bank Ltd.	23	437
Newcrest Mining Ltd.	7	148
Oil Search Ltd.	12	61
Orica Ltd.	3	48
Origin Energy Ltd.	15	77
QBE Insurance Group Ltd.	12	97
Ramsay Health Care Ltd.	1	64
REA Group Ltd. (c)	—	32
Rio Tinto Ltd.	3	228
Santos Ltd.	15	74
Scentre Group Limited	46	124
SEEK Limited	3	45
Sonic Health Care Ltd.	4	68
South32 Limited	45	100
Stockland	22	64
Suncorp Group Ltd.	11	105
Sydney Airport Corporation Limited	10	55
Tabcorp Holdings Ltd.	16	49
Telstra Corp. Ltd.	34	93
TPG Telecom Ltd.	3	16
Transurban Group	22	232
Treasury Wine Estates Limited	6	65
Vicinity Centres RE Ltd	26	45
Washington H Soul Pattinson & Co. Ltd.	1	11
Wesfarmers Ltd.	10	243
Westpac Banking Corp.	29	581
Woodside Petroleum Ltd.	8	201
Woolworths Group Ltd.	11	247
WorleyParsons Ltd. (c)	3	32
		8,997
Netherlands 2.1%
ABN AMRO Group N.V. - CVA (e)	4	78
Adyen B.V. (a) (e)	—	72
Aegon NV	15	72
Airbus SE	5	694
Akzo Nobel N.V.	2	180
ASML Holding	4	751
CNH Industrial N.V.	9	89
Heineken Holding N.V.	1	102
Heineken NV	2	248
ING Groep N.V.	33	384
Koninklijke Ahold Delhaize N.V.	10	228
Koninklijke DSM N.V.	2	190
Koninklijke KPN NV	29	88
Koninklijke Philips Electronics NV	8	341
Koninklijke Vopak NV	1	30
LyondellBasell Industries N.V. - Class A	3	220
NN Group N.V.	3	107
NXP Semiconductors N.V.	2	241
Randstad NV	1	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

21

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Royal Dutch Shell PLC - Class A	37	1,216
Royal Dutch Shell PLC - Class B	31	1,032
Unibail-Rodamco SE	1	172
Unilever N.V. - CVA	12	751
Wolters Kluwer NV	2	171
		7,516
Hong Kong 1.3%
AIA Group Limited	102	1,099
ASM Pacific Technology Ltd.	2	25
Bank of East Asia Ltd.	11	32
BOC Hong Kong Holdings Ltd.	32	126
CK Asset Holdings Limited	22	172
CK Hutchison Holdings Limited	22	222
CK Infrastructure Holdings Limited	6	49
CLP Holdings Ltd.	14	154
Dairy Farm International Holdings Ltd.	2	17
Galaxy Entertainment Group Ltd.	18	121
Hang Lung Properties Ltd.	17	42
Hang Seng Bank Ltd.	7	164
Henderson Land Development Co. Ltd.	11	62
HK Electric Investments Limited	23	24
HKT Trust	34	54
Hong Kong & China Gas Co. Ltd.	87	193
Hong Kong Exchanges & Clearing Ltd.	10	355
Hongkong Land Holdings Ltd.	9	61
Hysan Development Co. Ltd.	6	31
Jardine Matheson Holdings Ltd.	2	119
Kerry Properties Ltd.	6	25
Link Real Estate Investment Trust	18	221
Melco Resorts & Entertainment Ltd. - ADR	2	39
MGM China Holdings Limited	8	14
MTR Corp.	12	81
New World Development Ltd.	50	79
NWS Holdings Ltd.	14	29
PCCW Ltd.	39	23
Power Assets Holdings Ltd.	12	86
Shangri-La Asia Ltd.	12	15
Sino Land Co.	28	47
SJM Holdings Limited	18	21
Sun Hung Kai Properties Ltd.	13	229
Swire Pacific Ltd. - Class A	4	51
Swire Properties Limited	10	42
Techtronic Industries Company Limited	11	88
Vitasoy International Holdings Ltd.	4	19
WH Group Limited (e)	72	74
Wharf Holdings Ltd.	11	29
Wharf Real Estate Investment Company Limited	10	70
Wheelock & Co. Ltd.	7	50
Yue Yuen Industrial Holdings Ltd.	7	19
		4,473
Ireland 1.1%
Accenture Public Limited Company - Class A	5	991
AIB Group Public Limited Company	6	24
Alkermes Public Limited Company (a)	1	29
Allegion Public Limited Company	1	91
Allergan Public Limited Company	3	476
Bank of Ireland Group Public Limited Company	8	43
CRH Plc	7	223
Flutter Entertainment Public Limited Company	1	54
Ingersoll-Rand Public Limited Company	2	253
James Hardie Industries Public Limited Company - CDI	4	52
Kerry Group Plc - Class A	1	163
Kingspan Group Plc	1	68
Medtronic Public Limited Company	11	1,098
Pentair Public Limited Company	2	56
Seagate Technology Public Limited Company	2	103
Smurfit Kappa Funding Designated Activity Company	2	56
		3,780
Spain 1.0%
ACS, Actividades de Construccion y Servicios, S.A.	2	83
AENA, S.M.E., S.A. (e)	1	115
Amadeus IT Group SA	4	295
Banco Bilbao Vizcaya Argentaria SA	56	316
	Shares/Par[1]	Value ($)
Banco de Sabadell, S.A.	48	50
Banco Santander SA	136	631
Bankia, S.A. (c)	9	21
Bankinter SA	6	41
CaixaBank, S.A.	31	89
Cellnex Telecom, S.A. (e)	1	47
Enagas SA	2	55
Endesa SA (c)	3	73
Ferrovial, S.A.	4	104
Grifols, S.A. - Class A (c)	2	71
Iberdrola, S.A.	49	491
Industria de Diseno Textil, S.A.	9	277
MAPFRE, S.A.	10	28
Naturgy Energy Group SA	3	71
Red Electrica Corporacion, S.A.	4	74
Repsol SA	12	184
Siemens Gamesa Renewable Energy, S.A.	2	35
Telefonica SA	40	326
		3,477
Sweden 0.9%
AB SKF - Class B	3	62
Aktiebolaget Electrolux - Class B	2	46
Aktiebolaget Industrivarden - Class C	2	34
Aktiebolaget Volvo - Class B	13	202
Alfa Laval AB	3	57
Assa Abloy AB - Class B	8	190
Atlas Copco Aktiebolag - Class A	6	179
Atlas Copco Aktiebolag - Class B	3	96
Boliden AB	2	56
Epiroc Aktiebolag - Class A	6	61
Epiroc Aktiebolag - Class B	3	33
Essity Aktiebolag (publ) - Class B	5	160
Hennes & Mauritz AB - Class B	7	119
Hexagon Aktiebolag - Class B	2	124
Husqvarna Aktiebolag - Class B	4	35
ICA Gruppen Aktiebolag	1	31
Investor AB - Class B	4	183
Kinnevik AB - Class B	2	49
L E Lundbergforetagen AB - Series B	1	26
Lundin Petroleum AB	2	52
Nordea Bank Abp	25	183
Sandvik AB	9	173
Securitas AB - Class B	3	50
Skandinaviska Enskilda Banken AB - Class A	13	124
Skanska AB - Class B	3	55
Svenska Handelsbanken AB - Class A	13	126
Swedbank AB - Class A	8	114
Swedish Match AB	2	65
Tele2 AB - Class B	4	58
Telefonaktiebolaget LM Ericsson - Class B	26	247
Telia Co. AB	23	104
		3,094
Italy 0.7%
Assicurazioni Generali SpA	9	177
Atlantia SpA	4	111
Davide Campari-Milano S.p.A.	5	47
Enel SpA	69	480
ENI SpA	22	361
Exor Nederland N.V.	1	68
Ferrari N.V.	1	172
Finecobank Banca Fineco SPA	3	38
Intesa Sanpaolo SpA	126	270
Leonardo S.p.A.	4	46
Mediobanca SpA	5	52
Moncler S.p.A.	1	63
Pirelli & C. S.p.A. (e)	3	17
Poste Italiane - Societa' Per Azioni (e)	5	49
Prysmian S.p.A. (c)	2	38
Recordati Industria Chimica E Farmaceutica S.p.A.	1	39
Snam Rete Gas SpA	17	85
Telecom Italia SpA	55	28
Telecom Italia SpA (a)	80	44
Terna – Rete Elettrica Nazionale S.p.A.	11	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

22

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
UniCredit S.p.A.	17	207
		2,465
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	40
A P Moller - Maersk A/S - Class B	—	66
Carlsberg A/S - Class B	1	120
Chr. Hansen Holding A/S	1	76
Coloplast A/S - Class B	1	114
Danske Bank A/S	6	87
Demant A/S (a)	1	27
DSV A/S	2	151
Genmab A/S (a)	1	96
H Lundbeck A/S	1	24
ISS A/S	1	38
Novo Nordisk A/S - Class B	15	743
Novozymes A/S - Class B	2	89
Orsted A/S (e)	2	142
Pandora A/S	1	34
Tryg A/S	1	34
Vestas Wind Systems A/S	2	140
		2,021
Singapore 0.5%
Ascendas REIT	22	52
CapitaLand Commercial Trust Management Limited	23	37
CapitaLand Ltd.	23	60
CapitaMall Trust	22	44
City Developments Ltd.	4	25
ComfortDelgro Corp. Ltd.	20	39
DBS Group Holdings Ltd.	15	292
Flex Ltd. (a)	4	42
Genting Singapore Limited	54	37
Golden Agri-Resources Ltd.	65	14
Jardine Cycle & Carriage Ltd.	1	24
Keppel Corporation Limited	13	64
Oversea-Chinese Banking Corporation Limited	27	226
Sembcorp Industries Ltd	9	16
Singapore Airlines Ltd.	5	33
Singapore Airport Terminal Services Ltd.	6	24
Singapore Exchange Ltd.	7	43
Singapore Press Holdings Ltd.	15	26
Singapore Technologies Engineering Ltd.	14	43
Singapore Telecommunications Limited	68	176
Suntec Real Estate Investment Trust	16	23
United Overseas Bank Ltd.	11	208
UOL Group Ltd.	4	25
Venture Corp. Ltd.	3	31
Wilmar International Limited	14	39
Yangzijiang Shipbuilding (Holdings) Ltd.	21	24
		1,667
Finland 0.3%
Elisa Oyj	1	63
Fortum Oyj	4	81
Kone Corporation - Class B	3	172
Metso Oyj	1	31
Neste Oyj	4	119
Nokia Oyj	48	238
Nokian Renkaat Oyj	1	33
Orion Oyj - Class B	1	34
Sampo Oyj - Class A	4	179
Stora Enso Oyj - Class R	5	53
UPM-Kymmene Oyj	5	123
Wartsila Oyj	4	52
		1,178
Belgium 0.3%
ageas SA/NV	1	78
Anheuser-Busch InBev	6	574
Colruyt SA	1	31
Groupe Bruxelles Lambert SA	1	71
KBC Groep NV	2	138
Proximus	1	40
Solvay SA	1	63
Telenet Group Holding	—	26
UCB SA	1	87
	Shares/Par[1]	Value ($)
Umicore (c)	2	55
		1,163
Norway 0.2%
Aker BP ASA	1	30
DNB Bank ASA	8	152
Equinor ASA	9	171
Gjensidige Forsikring ASA	2	36
Mowi ASA (c)	4	84
Norsk Hydro ASA	12	43
Orkla ASA	6	56
Schibsted ASA - Class B	1	21
Telenor ASA	6	129
Yara International ASA	2	77
		799
Israel 0.2%
Azrieli Group Ltd.	—	26
Bank Hapoalim BM	10	71
Bank Leumi Le-Israel BM	13	94
Check Point Software Technologies Ltd (a)	1	122
CyberArk Software Ltd. (a)	—	31
Elbit Systems Ltd.	—	32
Israel Chemicals Ltd.	7	35
Israel Discount Bank Ltd. - Class A	8	31
Mizrahi Tefahot Bank Ltd. (a)	1	30
Nice Ltd. (a)	1	74
Teva Pharmaceutical Industries Ltd. - ADR (a)	9	84
Wix.Com Ltd. (a)	—	51
		681
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	60
Auckland International Airport Limited	9	57
Fisher & Paykel Healthcare Corp.	5	54
Fletcher Building Ltd.	6	21
Meridian Energy Limited	12	37
Ryman Healthcare Ltd.	4	29
Spark New Zealand Ltd.	17	45
		303
Austria 0.1%
Andritz AG	1	25
Erste Group Bank AG	3	96
OMV AG	1	65
Raiffeisen Bank International AG	1	31
Verbund AG	1	34
Voestalpine AG	1	32
		283
Luxembourg 0.1%
ArcelorMittal	6	100
Millicom International Cellular SA - SDR	1	34
SES S.A. - FDR	3	51
Tenaris SA	4	55
		240
Argentina 0.1%
MercadoLibre S.R.L (a)	—	221
Bermuda 0.1%
Arch Capital Group Ltd. (a)	4	131
RenaissanceRe Holdings Ltd	—	65
		196
Portugal 0.0%
Energias de Portugal SA	21	81
Galp Energia, SGPS, S.A.	4	64
Jeronimo Martins, SGPS, S.A.	2	36
		181
Macau 0.0%
Sands China Ltd.	20	96
Wynn Macau, Limited	14	31
		127
China 0.0%
BeiGene, Ltd. - ADR (a)	—	38
United Arab Emirates 0.0%
NMC Health PLC (c)	1	22
Total Common Stocks (cost $317,507)		347,118

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

23

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	31
Fuchs Petrolub SE	1	25
Henkel AG & Co. KGaA (f)	1	146
Porsche Automobil Holding SE (f)	1	82
Sartorius AG	—	59
Volkswagen AG (f)	2	263
		606
Switzerland 0.0%
Lindt & Spruengli AG (f)	—	65
Schindler Holding AG (f)	—	75
		140
Total Preferred Stocks (cost $789)		746
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (a)	2	3
Repsol, S.A. (a)	12	7
Total Rights (cost $10)		10
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (g)	2,349	2,349
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (g)	2,262	2,262
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (h) (i)	205	204
Total Short Term Investments (cost $4,815)		4,815
Total Investments 100.5% (cost $323,121)		352,689
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.5)%		(1,630)
Total Net Assets 100.0%		351,072

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers.

(c)   All or a portion of the security was on loan.

(d)   Investment in affiliate.

(e)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Variable Fund LLC's Board of Managers. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,011 and 0.3%, respectively.

(f)  Convertible security.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(h)   All or a portion of the security is pledged or segregated as collateral.

(i)   The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25

24

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Currency:

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	NASDAQ - National Association of Securities Dealers Automated Quotations
ADR - American Depositary Receipt	REIT - Real Estate Investment Trust
ASX - Australian Stock Exchange	SDR - Swedish Depositary Receipt
CDI - Chess Depositary Interest	S&P - Standard & Poor's
CVA - Commanditaire Vennootschap op Aandelen	US - United States
FDR - Fiduciary Depositary Receipt
MSCI - Morgan Stanley Capital International

Counterparty Abbreviations:

CIT - Citibank, Inc.	MSC - Morgan Stanley & Co. Inc.
HSB - HSBC Securities Inc.	SCB - Standard Chartered Bank
JPM - J.P. Morgan Securities Inc.	UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 25.

25

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable to the semi-annual filing.
	(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
	(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2019

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.